UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Developed Markets Index Fund Investor Shares - VDVIX

Developed Markets Index Fund FTSE Developed Markets ETF Shares - VEA

Developed Markets Index Fund Admiral™ Shares - VTMGX

Developed Markets Index Fund Institutional Shares - VTMNX

Developed Markets Index Fund Institutional Plus Shares - VDIPX

Vanguard Developed Markets Index Fund

Investor Shares (VDVIX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$316,318
Number of Portfolio Holdings	3,905
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Asia	34.7%
Europe	48.5%
North America	10.5%
Oceania	5.8%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1397

Vanguard Developed Markets Index Fund

FTSE Developed Markets ETF Shares (VEA) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Developed Markets ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$316,318
Number of Portfolio Holdings	3,905
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Asia	34.7%
Europe	48.5%
North America	10.5%
Oceania	5.8%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR936

Vanguard Developed Markets Index Fund

Admiral™ Shares (VTMGX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$316,318
Number of Portfolio Holdings	3,905
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Asia	34.7%
Europe	48.5%
North America	10.5%
Oceania	5.8%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR127

Vanguard Developed Markets Index Fund

Institutional Shares (VTMNX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$316,318
Number of Portfolio Holdings	3,905
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Asia	34.7%
Europe	48.5%
North America	10.5%
Oceania	5.8%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR137

Vanguard Developed Markets Index Fund

Institutional Plus Shares (VDIPX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$316,318
Number of Portfolio Holdings	3,905
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Asia	34.7%
Europe	48.5%
North America	10.5%
Oceania	5.8%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1457

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard Developed Markets Index Fund

Contents
Financial Statements	1

Developed Markets Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Australia (5.6%)
	BHP Group Ltd.	49,729,686	2,072,382
	Commonwealth Bank of Australia	16,329,530	1,860,982
	Westpac Banking Corp.	33,396,854	813,736
	National Australia Bank Ltd.	29,949,519	786,438
	ANZ Group Holdings Ltd.	29,503,785	720,022
	Wesfarmers Ltd.	11,034,425	690,570
	Macquarie Group Ltd.	3,415,820	593,820
	Rio Tinto Ltd.	3,619,932	435,550
	Goodman Group	19,502,291	420,786
	CSL Ltd.	4,748,944	378,893
	Woodside Energy Group Ltd.	18,496,361	357,702
	Woolworths Group Ltd.	11,898,420	328,752
	Transurban Group	30,452,632	302,789
	QBE Insurance Group Ltd.	14,619,629	254,310
	Aristocrat Leisure Ltd.	5,267,778	223,235
	Coles Group Ltd.	13,077,597	220,272
	Fortescue Ltd.	15,447,935	205,616
	Northern Star Resources Ltd.	13,498,247	178,712
	Brambles Ltd.	13,121,331	177,165
	Evolution Mining Ltd.	19,711,249	162,987
	Santos Ltd.	31,730,295	157,410
*	James Hardie Industries plc GDR	5,530,939	146,234
	Suncorp Group Ltd.	10,579,891	141,148
	Computershare Ltd. (XASX)	5,147,153	136,312
	Scentre Group	50,936,639	135,776
	Telstra Group Ltd.	38,309,780	134,347
	Origin Energy Ltd.	16,637,666	126,464
	Insurance Australia Group Ltd.	21,922,582	122,612
	South32 Ltd.	43,539,491	118,227
*	Lynas Rare Earths Ltd.	8,741,411	109,686
*	PLS Group Ltd.	30,681,288	107,515
	Washington H Soul Pattinson & Co. Ltd.	3,329,437	106,425
	Sigma Healthcare Ltd.	49,825,383	94,871
	BlueScope Steel Ltd.	4,268,662	94,414
	Medibank Pvt Ltd.	26,919,504	92,489
	Lottery Corp. Ltd.	21,475,965	85,374
	APA Group	12,143,172	85,081
*,1	NEXTDC Ltd.	8,191,118	82,984
*	Xero Ltd.	1,596,769	80,273
	ALS Ltd.	4,864,463	77,215
	Orica Ltd.	4,508,143	73,932
	Pro Medicus Ltd.	519,231	73,405
	Charter Hall Group	4,542,330	71,948
*	Mineral Resources Ltd.	1,651,557	71,520
	ASX Ltd.	1,912,277	70,569
	Vicinity Ltd.	38,233,519	68,126
	Stockland	23,737,145	66,939
	Sonic Healthcare Ltd.	4,576,958	65,866
	GPT Group	18,799,122	63,446
	CAR Group Ltd.	3,497,810	62,440
	SGH Ltd.	1,897,831	61,301
*	Sandfire Resources Ltd.	4,532,813	60,904
	Technology One Ltd.	2,910,930	59,718
*	Light & Wonder Inc. GDR	776,035	59,235
	JB Hi-Fi Ltd.	1,045,883	58,155
	Qube Holdings Ltd.	16,044,881	56,660
	Ramsay Health Care Ltd.	1,803,561	54,902
	Cochlear Ltd.	637,212	53,523
	Ampol Ltd.	2,333,071	52,810
	Qantas Airways Ltd.	7,166,306	52,653

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Aurizon Holdings Ltd.	16,436,788	47,543
	Mirvac Group	38,454,073	45,781
	Perseus Mining Ltd.	13,116,961	44,320
	REA Group Ltd.	456,996	44,024
	WiseTech Global Ltd.	1,882,462	43,187
	Dyno Nobel Ltd.	15,633,399	42,417
	Bendigo & Adelaide Bank Ltd.	5,641,660	41,227
	Whitehaven Coal Ltd.	7,572,228	40,146
*	Greatland Resources Ltd.	4,992,339	40,010
*	Genesis Minerals Ltd.	10,586,652	38,895
	Dexus	10,292,792	38,445
	Ramelius Resources Ltd.	18,078,523	37,205
	Steadfast Group Ltd.	10,271,144	36,132
	HUB24 Ltd.	712,169	35,997
	Downer EDI Ltd.	6,435,588	35,867
	Capricorn Metals Ltd.	4,021,401	35,574
[1]	a2 Milk Co. Ltd.	6,804,733	35,203
*	Megaport Ltd.	2,294,922	34,604
	Worley Ltd.	4,454,638	34,224
	AGL Energy Ltd.	5,869,048	33,960
*	IGO Ltd.	6,572,673	33,827
	Cleanaway Waste Management Ltd.	20,757,728	33,795
	Challenger Ltd.	4,838,103	33,527
	Endeavour Group Ltd.	14,773,317	33,231
*,1	Telix Pharmaceuticals Ltd.	2,743,874	31,819
	Codan Ltd.	1,031,837	31,685
	SEEK Ltd.	3,334,856	31,093
	Ventia Services Group Pty Ltd.	7,215,670	30,954
	Regis Resources Ltd.	7,214,768	30,577
	Westgold Resources Ltd.	9,189,898	30,488
	Ansell Ltd.	1,386,790	30,449
	Sims Ltd.	1,553,699	29,776
	Vault Minerals Ltd.	9,907,441	29,043
[1]	Reece Ltd.	2,333,194	27,840
	Bank of Queensland Ltd.	6,351,348	27,743
*	Zip Co. Ltd.	12,085,388	27,336
	AMP Ltd.	24,313,443	27,017
*	Paladin Energy Ltd.	3,996,419	26,066
[1]	Atlas Arteria Ltd.	6,960,162	24,578
	Eagers Automotive Ltd.	1,670,084	24,544
*	Liontown Ltd.	20,736,308	24,444
	AUB Group Ltd. (XASX)	1,204,877	23,796
	Treasury Wine Estates Ltd.	7,126,286	23,576
	Chorus Ltd.	4,146,820	23,559
	nib holdings Ltd.	4,775,717	23,296
	NRW Holdings Ltd.	4,315,102	22,361
	Metcash Ltd.	10,584,996	21,641
[1]	Breville Group Ltd.	964,042	21,550
	Iluka Resources Ltd.	4,161,720	20,490
	Monadelphous Group Ltd.	922,497	19,807
	Reliance Worldwide Corp. Ltd.	7,229,556	19,557
*	Emerald Resources NL	5,079,757	19,494
	Pinnacle Investment Management Group Ltd.	1,559,635	18,585
*	Predictive Discovery Ltd.	38,060,001	18,058
	Region Group	11,011,315	17,751
	New Hope Corp. Ltd.	4,766,646	17,617
	Charter Hall Long Wale REIT	6,888,923	17,439
	Harvey Norman Holdings Ltd.	5,059,846	16,897
	Netwealth Group Ltd.	1,181,654	16,862
	TPG Telecom Ltd.	6,316,659	15,739
	HomeCo Daily Needs REIT	17,380,039	15,396
*,1	4DMedical Ltd.	4,823,550	15,289
	BWP Property Group Ltd.	5,810,099	15,269
	SRG Global Ltd.	5,531,834	15,267
[2]	Viva Energy Group Ltd.	10,622,333	15,157
	Lendlease Corp. Ltd.	6,740,031	15,082
	Charter Hall Retail REIT	5,556,417	15,057
*,1	DroneShield Ltd.	8,556,272	14,392
	Yancoal Australia Ltd.	3,780,550	14,363
*	Nickel Industries Ltd.	20,984,519	13,905

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Super Retail Group Ltd.	1,502,221	13,723
	Imdex Ltd.	4,753,178	13,545
	Deterra Royalties Ltd.	4,133,846	13,509
*,1	Neuren Pharmaceuticals Ltd.	1,071,677	13,213
	Perenti Ltd.	8,385,513	13,161
*	Resolute Mining Ltd.	19,703,248	13,122
	Tabcorp Holdings Ltd.	22,264,692	12,875
[1]	Flight Centre Travel Group Ltd.	1,548,851	12,841
	Centuria Industrial REIT	6,044,382	12,718
*	Weebit Nano Ltd.	2,099,850	12,331
	Ingenia Communities Group	3,962,467	12,117
*	Bellevue Gold Ltd.	14,155,986	12,042
	Perpetual Ltd.	1,087,438	11,691
	SmartGroup Corp. Ltd.	1,301,235	11,523
	Orora Ltd.	11,981,437	11,490
*	Develop Global Ltd.	2,547,393	11,423
*,1	Electro Optic Systems Holdings Ltd.	1,578,863	11,284
	Magellan Financial Group Ltd.	1,665,239	11,197
	Champion Iron Ltd.	4,082,714	11,151
*	Superloop Ltd.	4,840,717	11,072
*,1	Mesoblast Ltd.	8,008,646	10,855
	Waypoint REIT Ltd.	6,396,986	10,754
	Service Stream Ltd.	5,807,118	10,682
	Bega Cheese Ltd.	2,548,552	10,400
	Lovisa Holdings Ltd.	634,182	10,381
	Dicker Data Ltd.	1,170,400	10,213
	EVT Ltd.	1,141,986	10,171
	Helia Group Ltd.	2,651,768	10,168
*	Austal Ltd.	3,511,196	9,856
*,1	Elevra Lithium Ltd.	1,468,301	9,757
*	Ora Banda Mining Ltd.	12,985,003	9,663
	ARB Corp. Ltd.	729,335	9,565
	Data#3 Ltd.	1,392,744	9,533
	Centuria Capital Group (XASX)	7,045,846	9,398
*	PEXA Group Ltd.	1,297,659	9,254
	Premier Investments Ltd.	890,408	9,200
*,1	FireFly Metals Ltd.	7,277,890	8,950
*	Alkane Resources Ltd.	9,094,110	8,760
*	Deep Yellow Ltd.	8,731,174	8,566
	Arena REIT	3,945,273	8,499
*	Catalyst Metals Ltd.	2,409,135	8,495
[1]	Generation Development Group Ltd.	3,409,248	8,462
	Beach Energy Ltd.	14,250,227	8,393
	Nick Scali Ltd.	731,314	8,284
	Kingsgate Consolidated Ltd.	2,376,924	8,283
	Regis Healthcare Ltd.	1,751,176	7,883
*	Silex Systems Ltd.	2,082,753	7,796
	IRESS Ltd.	1,810,704	7,756
	Aussie Broadband Ltd.	2,259,742	7,718
[1]	Guzman y Gomez Ltd.	529,646	7,696
[1]	McMillan Shakespeare Ltd.	563,808	7,624
*,1	IperionX Ltd.	2,645,046	7,563
[1]	GQG Partners Inc. GDR	7,411,866	7,414
*	Metals X Ltd.	7,966,395	7,366
	Elders Ltd.	2,069,922	7,354
	GrainCorp Ltd. Class A	2,122,789	7,238
*,1	Vulcan Energy Resources Ltd.	3,362,584	7,141
	DigiCo Infrastructure REIT	4,185,842	7,109
	Nine Entertainment Co. Holdings Ltd.	11,458,984	7,023
*	SiteMinder Ltd.	2,446,274	6,945
	Karoon Energy Ltd.	6,861,154	6,856
	Aspen Group Ltd.	1,873,240	6,791
*	WEB Travel Group Ltd.	3,266,234	6,699
*	Nufarm Ltd.	3,507,625	6,589
*	Judo Capital Holdings Ltd.	9,995,062	6,522
[1]	Domino's Pizza Enterprises Ltd.	586,986	6,351
*,1	Arafura Rare Earths Ltd.	36,418,118	6,223
*,1,3	Corporate Travel Management Ltd.	1,110,057	6,175
	IPH Ltd.	2,297,369	6,149
*	Macquarie Technology Group Ltd.	126,226	6,139

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Collins Foods Ltd.	1,068,403	6,040
	Charter Hall Social Infrastructure REIT	3,136,431	5,827
*	Pantoro Gold Ltd.	3,473,653	5,647
	Credit Corp. Group Ltd.	629,580	5,629
	Gemlife Communities Group	1,764,673	5,625
*	Nanosonics Ltd.	2,433,943	5,619
	Amotiv Ltd.	1,234,069	5,392
	Kelsian Group Ltd.	1,737,167	5,391
	Maas Group Holdings Ltd.	1,455,157	5,370
	Hansen Technologies Ltd.	1,739,334	5,345
	L1 Group Ltd.	6,775,156	5,315
	Ridley Corp. Ltd.	2,898,998	5,308
	HMC Capital Ltd.	2,555,009	5,279
	MyState Ltd.	1,653,085	5,249
	oOh!media Ltd.	5,179,512	5,202
	Dexus Industria REIT	3,085,298	5,201
	Inghams Group Ltd.	3,647,322	5,199
*	Catapult Sports Ltd.	2,340,559	5,014
*,1	Alpha HPA Ltd.	11,115,071	5,004
[1]	Supply Network Ltd.	222,046	4,926
	Rural Funds Trust	3,548,968	4,845
*,1	Core Lithium Ltd.	27,525,817	4,818
	Cromwell Property Group	15,906,407	4,806
*	Virgin Australia Holdings Ltd.	2,224,863	4,748
[1]	PWR Holdings Ltd.	826,723	4,569
	Integral Diagnostics Ltd.	3,269,952	4,540
*	Tuas Ltd.	2,764,363	4,342
	Stanmore Resources Ltd.	2,671,696	4,324
	Redox Ltd.	1,560,854	4,295
[1]	Regal Partners Ltd.	2,144,304	4,292
*,1	Clarity Pharmaceuticals Ltd.	2,759,703	4,111
	Growthpoint Properties Australia Ltd.	2,690,436	4,052
	Bravura Solutions Ltd.	2,839,958	3,990
*	Temple & Webster Group Ltd.	924,608	3,976
[1]	IDP Education Ltd.	2,511,834	3,961
*,1	PolyNovo Ltd.	5,956,466	3,812
	Navigator Global Investments Ltd. (XASX)	2,183,835	3,792
*	St. Barbara Ltd.	11,494,490	3,711
	Abacus Storage King	3,983,093	3,699
*	WA1 Resources Ltd.	458,412	3,648
	MA Financial Group Ltd.	882,859	3,643
	Select Harvests Ltd.	1,371,093	3,511
*	Wildcat Resources Ltd.	9,265,013	3,356
*,1	Lifestyle Communities Ltd.	915,033	3,328
	Fleetpartners Group Ltd.	1,603,510	3,187
	GWA Group Ltd.	1,924,087	3,066
[1]	Clinuvel Pharmaceuticals Ltd.	415,309	2,961
	Centuria Office REIT	4,725,446	2,910
	Cedar Woods Properties Ltd.	602,250	2,884
*	Omni Bridgeway Ltd.	2,518,170	2,884
	EQT Holdings Ltd.	248,957	2,812
*,1	Boss Energy Ltd.	3,825,660	2,716
[1]	Vulcan Steel Ltd.	760,574	2,688
	Australian Clinical Labs Ltd.	1,725,261	2,677
*	Chalice Mining Ltd.	3,170,934	2,592
*	Tyro Payments Ltd.	4,694,590	2,532
*	Amplitude Energy Ltd.	2,833,351	2,509
[1]	Myer Holdings Ltd.	11,777,130	2,498
*,1	ioneer Ltd.	23,350,962	2,441
*	Fineos Corp. Ltd. GDR	1,600,384	2,434
*	Aurelia Metals Ltd.	12,443,744	2,406
	Australian Ethical Investment Ltd.	822,130	2,391
[1]	Jumbo Interactive Ltd.	514,487	2,323
	Kogan.com Ltd.	746,495	2,292
	Abacus Group	3,172,952	2,120
*	Gentrack Group Ltd.	950,594	2,075
	GDI Property Group Partnership	4,958,656	2,061
*	HealthCo REIT	3,964,054	1,948
*,1	BrainChip Holdings Ltd.	18,610,142	1,946
[1]	Praemium Ltd.	4,126,932	1,936

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Australian Finance Group Ltd.	1,721,208	1,895
*	Emeco Holdings Ltd.	2,672,763	1,809
[1]	Accent Group Ltd.	3,637,331	1,792
*	Nuix Ltd.	1,977,277	1,673
*,1	Strike Energy Ltd.	23,048,884	1,598
*,1	Mayne Pharma Group Ltd.	794,498	1,541
[1]	Bapcor Ltd.	5,053,135	1,524
*	29Metals Ltd. (XASX)	8,312,275	1,493
	Solvar Ltd.	1,401,581	1,438
*	Healius Ltd.	5,212,034	1,410
*,1	Star Entertainment Group Ltd.	21,817,238	1,390
*,3	AVZ Minerals Ltd.	17,339,815	1,201
*	Australian Agricultural Co. Ltd.	1,269,730	1,168
*	Coast Entertainment Holdings Ltd.	3,744,126	1,168
*,1	Audinate Group Ltd.	658,245	1,113
*	Baby Bunting Group Ltd.	1,085,195	1,058
	Humm Group Ltd.	2,391,019	780
*,1	EML Payments Ltd.	3,304,020	699
*,1	Novonix Ltd.	6,632,998	695
	Webjet Group Ltd.	2,283,016	648
	G8 Education Ltd.	6,567,862	639
*	Centuria Capital Group	414,462	554
*,1	Syrah Resources Ltd.	5,936,960	434
*,3	Firefinch Ltd.	8,031,301	112
*,3	ESG Minerals Ltd.	467,233	—
			17,567,035
Austria (0.3%)
	Erste Group Bank AG	2,737,509	366,382
[2]	BAWAG Group AG	749,621	150,287
[1]	OMV AG	1,381,219	86,798
	Raiffeisen Bank International AG	1,237,141	79,087
*,1	AT&S Austria Technologie & Systemtechnik AG	244,551	59,102
	ANDRITZ AG	640,039	55,323
	voestalpine AG	1,165,481	54,440
[1]	Verbund AG	645,226	40,890
[1]	Wienerberger AG	1,058,563	27,352
	Strabag SE Class BR	253,010	25,757
	Vienna Insurance Group AG Wiener Versicherung Gruppe	343,421	25,301
	UNIQA Insurance Group AG	1,084,558	21,879
	DO & Co. AG	74,864	18,574
	EVN AG	344,197	11,243
[1]	Oesterreichische Post AG	309,145	10,948
	Porr AG	171,458	8,676
	Telekom Austria AG	689,047	7,640
[1]	CA Immobilien Anlagen AG	255,409	6,659
[1]	Mayr Melnhof Karton AG	74,718	6,500
	Palfinger AG	163,294	5,946
*,1	CPI Europe AG	319,175	5,613
*,1	Lenzing AG	176,280	4,890
[1]	SBO AG	91,217	3,000
*,1	BAJAJ Mobility AG	79,518	1,757
[1]	Agrana Beteiligungs AG	107,217	1,448
			1,085,492
Belgium (0.9%)
	Anheuser-Busch InBev SA NV	9,259,144	765,081
*	Argenx SE	605,295	561,026
	UCB SA	1,170,997	350,563
	KBC Group NV	2,166,422	295,893
	Ageas SA	1,905,958	152,497
	Elia Group SA	430,018	68,476
	Ackermans & van Haaren NV	206,915	67,641
	Groupe Bruxelles Lambert NV	725,725	66,171
	Aedifica SA	817,632	65,906
	Financiere de Tubize SA	202,775	53,571
	Lotus Bakeries NV	3,954	52,443
	Umicore SA	2,236,397	51,884
	Syensqo SA	678,325	50,153
	Warehouses De Pauw CVA	1,857,508	46,855
	D'ieteren Group	204,946	40,008

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sofina SA	151,068	38,476
	KBC Ancora	367,481	34,542
	Azelis Group NV	2,253,178	23,993
	Solvay SA	706,321	21,224
	Fagron	645,336	17,783
	Melexis NV	187,970	16,831
	Montea NV	202,609	15,493
	CMB Tech NV	1,086,882	15,385
	Bekaert SA	288,896	12,911
	Deme Group NV	63,573	12,734
	VGP NV	131,826	12,708
	Gimv NV	234,296	12,408
	Xior Student Housing NV	377,672	11,354
	Colruyt Group NV	231,769	9,525
	Shurgard Self Storage Ltd. (XBRU)	310,474	9,096
*	Retail Estates NV	108,252	8,500
	Proximus SADP	1,208,163	8,081
	Cofinimmo SA	76,975	7,293
	Kinepolis Group NV	133,902	5,431
	Barco NV	520,002	4,999
[1]	Tessenderlo Group SA	182,065	4,031
	Vastned NV	73,427	2,483
*	bpost SA	931,616	1,651
			2,995,100
Canada (10.5%)
	Royal Bank of Canada	13,680,318	2,832,812
	Toronto-Dominion Bank	16,352,001	1,988,182
*	Shopify Inc. Class A	11,976,469	1,370,211
	Bank of Montreal	6,910,948	1,221,482
	Enbridge Inc.	21,346,072	1,157,572
	Bank of Nova Scotia	12,051,977	1,047,521
	Canadian Imperial Bank of Commerce	8,985,649	1,034,751
	Brookfield Corp.	20,460,269	872,943
	Canadian Natural Resources Ltd.	19,964,189	789,981
	Agnico Eagle Mines Ltd.	4,978,151	773,478
	Canadian Pacific Kansas City Ltd.	8,680,756	752,608
	TC Energy Corp.	10,183,584	674,382
	Manulife Financial Corp.	16,349,666	663,094
	Canadian National Railway Co.	5,312,463	633,975
	Suncor Energy Inc.	11,617,425	625,002
	Barrick Mining Corp. (XTSE)	16,309,462	599,710
	National Bank of Canada	3,773,487	595,749
	Wheaton Precious Metals Corp.	4,439,710	499,426
	Alimentation Couche-Tard Inc.	7,269,556	463,365
	Cameco Corp.	4,246,586	432,848
	Sun Life Financial Inc.	5,416,281	425,244
	Waste Connections Inc.	2,459,852	410,001
*	Celestica Inc.	1,118,668	407,982
	Franco-Nevada Corp.	1,874,702	391,173
	Constellation Software Inc.	192,908	363,169
	Intact Financial Corp.	1,727,562	356,548
	Dollarama Inc.	2,578,598	341,122
	Fairfax Financial Holdings Ltd.	204,244	335,941
	Cenovus Energy Inc.	13,033,648	323,394
	Power Corp. of Canada	5,167,324	322,154
	Nutrien Ltd.	4,703,015	296,291
	Fortis Inc. (XTSE)	4,971,158	284,792
	Kinross Gold Corp.	11,690,667	276,801
	Teck Resources Ltd. Class B	4,584,418	273,045
	Pembina Pipeline Corp.	5,685,376	263,053
	Restaurant Brands International Inc.	3,347,366	242,795
	Loblaw Cos. Ltd.	5,343,689	242,421
	RB Global Inc.	1,816,430	211,465
*	Bombardier Inc. Class B	848,055	195,257
*	First Quantum Minerals Ltd.	6,652,511	181,716
	Pan American Silver Corp.	4,037,274	180,991
	Magna International Inc.	2,542,983	167,219
	Brookfield Asset Management Ltd. Class A (XTSE)	3,697,265	165,852
	WSP Global Inc.	1,318,527	163,485

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Lundin Mining Corp.	6,619,502	161,304
	Emera Inc.	2,982,128	158,185
	Great-West Lifeco Inc.	2,407,895	153,430
	Tourmaline Oil Corp.	3,605,576	150,757
	Imperial Oil Ltd.	1,266,366	142,204
	Toromont Industries Ltd.	796,642	131,001
[2]	Hydro One Ltd.	3,103,551	128,015
	Alamos Gold Inc. Class A	4,099,591	124,296
	Whitecap Resources Inc.	11,802,358	122,580
	iA Financial Corp. Inc.	880,687	121,604
	CGI Inc.	1,859,212	120,172
	Metro Inc.	1,862,046	119,055
	ARC Resources Ltd.	5,519,103	115,966
	AltaGas Ltd.	3,020,778	111,587
	TFI International Inc.	752,599	108,333
	George Weston Ltd.	1,498,904	107,589
	Thomson Reuters Corp.	1,295,804	105,839
*	Aritzia Inc.	940,908	103,754
	AtkinsRealis Group Inc.	1,595,787	99,106
	Hudbay Minerals Inc.	4,141,369	97,793
	Gildan Activewear Inc. (XTSE)	1,790,883	92,332
	GFL Environmental Inc.	2,481,771	91,256
	Finning International Inc.	1,279,732	90,396
*	IAMGOLD Corp.	5,666,873	89,943
	Keyera Corp.	2,234,952	89,776
	TMX Group Ltd.	2,679,813	87,730
	First Majestic Silver Corp.	4,740,295	80,484
	Element Fleet Management Corp.	3,878,946	80,054
	Capital Power Corp.	1,531,962	79,836
*	CAE Inc.	3,149,015	78,845
	Stantec Inc.	1,113,110	76,774
*	BlackBerry Ltd.	5,730,229	72,363
	Eldorado Gold Corp.	2,324,068	72,332
	Equinox Gold Corp.	7,372,539	71,841
	South Bow Corp.	2,034,537	71,670
	DPM Metals Inc.	2,097,958	68,135
	Saputo Inc.	2,327,233	67,409
	BCE Inc.	3,044,300	65,576
	Canadian Tire Corp. Ltd. Class A	475,071	65,436
*	Ivanhoe Mines Ltd. Class A	7,754,346	60,744
*	SSR Mining Inc.	2,103,809	59,484
*	Capstone Copper Corp.	6,373,805	58,559
*	Descartes Systems Group Inc.	840,564	58,219
	OR Royalties Inc.	1,834,723	58,098
	FirstService Corp.	403,764	57,414
*	NexGen Energy Ltd.	6,029,538	56,629
	OceanaGold Corp.	2,192,571	54,959
*	MDA Space Ltd.	1,315,759	54,365
	TELUS Corp.	5,099,874	53,938
*,1	G Mining Ventures Corp.	1,821,016	53,324
	Open Text Corp.	2,393,409	52,973
	Lundin Gold Inc.	971,983	52,435
	Definity Financial Corp.	955,309	50,680
	PrairieSky Royalty Ltd.	2,259,145	50,559
	Chartwell Retirement Residences	3,156,022	49,735
	Brookfield Renewable Corp.	1,323,294	49,190
	Onex Corp.	632,321	47,286
	Brookfield Infrastructure Corp. Class A	1,205,421	46,483
	B2Gold Corp.	12,275,672	46,047
	RioCan REIT	2,825,473	45,204
	Algonquin Power & Utilities Corp.	7,497,494	44,089
	IGM Financial Inc.	745,423	41,616
	Tamarack Valley Energy Ltd.	4,640,840	40,477
	Colliers International Group Inc.	430,629	40,411
	Northland Power Inc.	2,539,841	40,007
	Granite REIT	587,699	39,698
	Canadian Apartment Properties REIT	1,494,196	36,748
*	K92 Mining Inc.	2,333,898	36,631
	Torex Gold Resources Inc.	914,156	36,386
	TransAlta Corp.	2,622,367	36,278

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Almonty Industries Inc.	2,118,690	35,046
	Gibson Energy Inc.	1,683,502	34,103
	West Fraser Timber Co. Ltd.	500,597	33,888
	First Capital REIT	2,074,997	33,855
*	Athabasca Oil Corp.	4,665,380	33,619
	Secure Waste Infrastructure Corp.	2,095,242	32,738
	Methanex Corp.	706,910	32,653
	Peyto Exploration & Development Corp.	1,941,546	32,390
	Centerra Gold Inc.	1,941,736	30,791
*	Discovery Silver Corp.	5,120,525	30,617
	Choice Properties REIT	2,591,455	29,857
*	Montage Gold Corp.	2,615,751	29,749
	Stella-Jones Inc.	535,083	29,572
	Orla Mining Ltd.	3,015,437	29,490
*	Aris Mining Corp.	1,973,190	29,426
	Enerflex Ltd.	1,189,883	29,222
*	Kinaxis Inc.	269,327	28,916
*	Denison Mines Corp.	8,842,161	27,120
	SmartCentres REIT	1,259,838	26,925
	Premium Brands Holdings Corp.	453,610	26,898
	Dream Industrial REIT	2,723,754	26,868
*	ERO Copper Corp.	997,273	26,629
	Linamar Corp.	373,181	26,463
	Topaz Energy Corp.	1,257,024	26,395
*	Skeena Resources Ltd.	977,447	26,051
	Boralex Inc. Class A	996,799	26,005
	Boyd Group Inc.	272,653	25,817
	Baytex Energy Corp.	6,372,012	25,564
*	Aya Gold & Silver Inc.	1,347,604	25,522
	Exchange Income Corp.	269,137	25,108
*	Fortuna Mining Corp.	2,966,731	25,081
*	Wesdome Gold Mines Ltd.	1,449,612	24,888
*	Trekor Metals Ltd.	3,502,790	24,155
*	NGEx Minerals Ltd.	1,337,327	23,932
*	Seabridge Gold Inc.	924,296	23,853
*	Endeavour Silver Corp.	2,869,289	23,812
	Sprott Inc.	210,229	23,687
	Quebecor Inc. Class B	492,706	23,516
	CES Energy Solutions Corp.	1,993,447	23,290
*	ATS Corp.	807,800	23,284
	BRP Inc.	368,445	22,505
	EQB Inc.	239,291	22,440
	Russel Metals Inc.	527,694	22,380
*	Allied Gold Corp.	920,334	21,869
	Badger Infrastructure Solutions Ltd.	329,283	21,597
	Aecon Group Inc.	661,035	21,217
	Silvercorp Metals Inc.	2,075,306	21,013
	Triple Flag Precious Metals Corp.	683,978	20,492
	Brookfield Business Corp. Class A	668,677	19,981
*	Novagold Resources Inc.	3,324,793	19,880
	H&R REIT	2,562,386	19,838
*	Air Canada	1,101,565	19,216
	Freehold Royalties Ltd.	1,592,793	18,115
	Headwater Exploration Inc.	2,161,087	18,026
	Primaris REIT	1,145,988	17,995
	Boardwalk REIT	388,774	17,749
*	Perpetua Resources Corp.	815,675	16,932
	North West Co. Inc.	466,230	16,233
	Strathcona Resources Ltd.	611,139	16,232
[1]	Sienna Senior Living Inc.	1,043,402	16,104
	Maple Leaf Foods Inc.	731,363	15,733
*	NFI Group Inc.	913,663	15,345
	Killam Apartment REIT	1,164,511	15,231
	Paramount Resources Ltd. Class A	744,585	14,249
*	Trisura Group Ltd.	451,553	14,127
	Vermilion Energy Inc.	1,498,675	14,023
	Richelieu Hardware Ltd.	487,788	14,019
*	International Petroleum Corp.	644,453	14,005
	Parex Resources Inc.	926,328	13,971
	Crombie REIT	1,072,963	13,149

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Southern Cross Gold Consolidated Ltd.	2,116,549	13,103
*	Lightspeed Commerce Inc.	1,237,042	12,953
[1]	TerraVest Industries Inc.	154,959	12,684
	Allied Properties REIT	1,795,877	12,473
	Labrador Iron Ore Royalty Corp.	630,361	12,401
*	Bausch Health Cos. Inc.	2,481,313	12,229
	InterRent REIT	1,300,297	11,882
*	Advantage Energy Ltd.	1,590,370	11,561
	Birchcliff Energy Ltd.	2,630,740	11,482
	Superior Plus Corp.	2,015,249	11,098
[1]	Brookfield Wealth Solutions Ltd.	258,620	11,021
*	Vizsla Silver Corp.	3,254,672	10,694
	Altus Group Ltd.	325,473	10,341
*	Americas Gold & Silver Corp.	2,136,619	10,109
	CT REIT	735,570	9,408
	Pet Valu Holdings Ltd.	675,184	8,750
	Westshore Terminals Investment Corp.	311,789	8,235
	Winpak Ltd.	239,770	7,341
*	Canfor Corp.	540,055	5,133
	Enghouse Systems Ltd.	430,185	4,871
*	Bombardier Inc. Class A	20,403	4,668
	Cogeco Communications Inc.	97,665	4,363
	Cargojet Inc.	70,739	4,226
[1]	goeasy Ltd.	119,238	3,657
	Leon's Furniture Ltd.	204,514	3,435
	Transcontinental Inc. Class A	771,650	3,096
*	Lunr Royalties Corp.	200,759	2,675
	GFL Environmental Inc. (XTSE)	55,983	2,060
*	Valor Gold Corp.	446,924	1,166
*	Shopify Inc. Class A (XTSE)	3,135	358
*	IAMGOLD Corp. (XTSE)	515	8
			33,222,369
Denmark (1.3%)
	Novo Nordisk A/S Class B	31,126,371	1,494,904
	DSV A/S	1,905,172	453,342
	Danske Bank A/S	6,148,858	329,595
	Vestas Wind Systems A/S	9,692,180	274,418
	Novonesis (Novozymes) B Class B	3,395,506	214,432
*	Genmab A/S	582,477	159,687
	Carlsberg A/S Class B	898,534	117,582
*,2	Orsted A/S	4,502,523	101,215
	Pandora A/S	727,315	83,559
*	NKT A/S	521,463	78,034
	Coloplast A/S Class B	1,307,511	74,468
	Tryg A/S	2,929,503	66,684
	AP Moller - Maersk A/S Class B	27,496	65,318
	Ringkjoebing Landbobank A/S	247,760	58,803
	Jyske Bank A/S (Registered)	388,049	56,150
	AP Moller - Maersk A/S Class A	24,293	56,126
	AL Sydbank	630,881	55,674
	ISS A/S	1,300,354	53,233
	ALK-Abello A/S	1,291,569	48,309
*,1	Demant A/S	830,769	34,123
	FLSmidth & Co. A/S	448,233	32,848
	Royal Unibrew A/S	474,422	31,275
*	Zealand Pharma A/S	691,130	30,680
	ROCKWOOL A/S Class B	750,292	24,065
*	Bavarian Nordic A/S	747,681	20,916
	Per Aarsleff Holding A/S	169,378	19,142
*,1,2	Netcompany Group A/S	395,486	18,097
*,1	GN Store Nord A/S	1,278,986	17,106
	Alm Brand A/S	6,536,877	16,197
	TORM plc Class A	622,550	16,068
	H Lundbeck A/S	2,344,487	15,247
	Ambu A/S Class B	1,290,305	12,053
	Schouw & Co. A/S	110,180	9,821
	Chemometec A/S	168,106	9,336
	D/S Norden A/S	177,555	7,469
	UIE plc	117,037	6,309

Developed Markets Index Fund
		Shares	Market Value• ($000)
[2]	Scandinavian Tobacco Group A/S Class A	487,488	4,961
*	Dfds A/S	279,681	4,800
*,1	NTG Nordic Transport Group A/S Class A	156,362	4,611
[1]	Gubra A/S	59,637	2,941
	H Lundbeck A/S Class A	339,346	1,899
			4,181,497
Finland (0.9%)
	Nokia OYJ	48,982,269	653,238
	Nordea Bank Abp (XHEL)	31,415,239	596,164
	Sampo OYJ Class A (XHEL)	23,622,587	248,083
	Kone OYJ Class B	3,080,760	175,249
	Wartsila OYJ Abp	4,580,907	174,955
	UPM-Kymmene OYJ	4,976,648	131,918
	Neste OYJ	3,998,133	130,539
	Metso OYJ	6,652,043	115,672
	Fortum OYJ	4,131,048	95,570
	Orion OYJ Class B	1,039,129	85,362
	Stora Enso OYJ Class R	5,698,303	60,788
	Kesko OYJ Class B	2,591,327	57,935
	Elisa OYJ	1,378,392	57,847
	Konecranes OYJ	1,849,710	56,862
	Valmet OYJ	1,384,102	33,435
	Mandatum OYJ	4,544,823	28,527
	Huhtamaki OYJ	859,729	25,836
	Hiab OYJ	355,477	22,532
	Outokumpu OYJ	3,576,218	20,596
	Tieto OYJ (XEQT)	982,787	20,565
	Kemira OYJ	1,032,575	19,376
[1]	Nokian Renkaat OYJ	1,178,708	16,148
	Kalmar OYJ Class B	358,265	15,742
	Lumo Kodit OYJ	1,594,316	13,530
	Sampo OYJ Class A	848,664	8,869
[2]	Terveystalo OYJ	753,987	6,601
	Finnair OYJ	841,718	5,095
*,1	QT Group OYJ	174,791	4,635
*	Metsa Board OYJ Class B	1,454,882	4,529
*	YIT OYJ	1,245,823	3,746
[1]	Tokmanni Group Corp.	433,599	3,509
*	Revenio Group OYJ	192,927	2,690
			2,896,143
France (6.9%)
	Schneider Electric SE	5,306,722	1,736,496
	TotalEnergies SE (TQEX)	18,810,742	1,454,549
	LVMH Moet Hennessy Louis Vuitton SE	2,413,686	1,334,914
	Safran SA	3,367,973	1,327,253
	Airbus SE	5,715,529	1,271,658
	BNP Paribas SA	9,554,334	1,115,881
	Sanofi SA	10,531,861	900,512
	AXA SA	15,905,638	797,022
*	Air Liquide SA Loyalty Shares	3,560,398	705,055
	Vinci SA	4,750,875	693,856
	Hermes International SCA	334,014	610,809
	Societe Generale SA	6,582,628	582,629
*	L'Oreal SA Loyalty Shares	1,309,688	574,110
	EssilorLuxottica SA	2,853,139	535,738
	Danone SA	6,157,352	503,292
	Legrand SA	2,484,171	420,929
	Air Liquide SA (XPAR)	2,024,637	400,933
	Cie de Saint-Gobain SA	4,403,203	399,293
	Orange SA	20,419,218	385,082
	L'Oreal SA (XPAR)	737,863	323,447
*	Engie SA Loyalty Shares	9,351,168	294,324
	Veolia Environnement SA	6,107,240	254,496
	Cie Generale des Etablissements Michelin SCA	6,226,411	240,528
	Thales SA	877,904	225,622
	Publicis Groupe SA	2,272,915	224,616
	Engie SA (XPAR)	6,429,233	202,357
	Kering SA	686,117	194,080
	Credit Agricole SA	8,869,087	178,385

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Capgemini SE	1,515,014	152,096
*	Unibail-Rodamco-Westfield	1,192,202	139,520
[2]	Euronext NV	854,925	136,746
	Pernod Ricard SA	1,818,275	132,166
	Dassault Systemes SE	6,466,992	131,909
	Accor SA	2,105,599	122,135
	Bouygues SA	1,968,654	109,937
	Carrefour SA	5,670,338	105,270
	Bureau Veritas SA	3,387,507	103,755
	Eiffage SA	694,181	102,395
	Rexel SA	2,147,655	94,090
	Klepierre SA	2,173,180	90,825
*,1	Abivax SA	680,945	89,810
	Eurofins Scientific SE	1,118,855	87,555
	SPIE SA	1,508,778	86,863
*	Air Liquide SA	403,144	79,833
	Gaztransport Et Technigaz SA	358,088	75,887
	Nexans SA	393,532	65,501
	Ipsen SA	337,200	64,985
	SCOR SE	1,696,493	61,532
*	Alstom SA	3,295,815	57,580
	Getlink SE	2,691,881	57,220
	Edenred SE	2,198,654	56,519
	Sartorius Stedim Biotech	271,279	56,250
	Technip Energies NV	1,472,007	55,644
[2]	Amundi SA	575,940	55,287
	Elis SA	1,717,276	53,196
	Dassault Aviation SA	160,084	52,585
	Renault SA	1,812,692	52,074
[1]	Aeroports de Paris SA	384,912	50,190
*	L'Oreal SA	109,626	48,055
[2]	Ayvens SA	3,465,342	45,647
*	Air Liquide SA	218,683	43,305
	Gecina SA	498,013	41,844
*	Vallourec SACA	1,774,563	41,460
*	Engie SA (FCHI)	1,202,971	37,863
*	L 'Oreal Prime De Fidelite	81,137	35,567
	Arkema SA	550,748	34,741
*	SOITEC	242,659	32,652
	Covivio SA	525,590	32,183
*	Engie SA	999,572	31,461
	Bollore SE	6,532,318	30,287
	BioMerieux	384,560	30,188
	Valeo SE	2,024,773	29,754
	SES SA	3,547,737	29,091
[1]	FDJ UNITED	1,067,264	26,087
	Rubis SCA	720,750	25,295
[1]	Teleperformance SE	475,683	25,012
*	Sodexo SA ACT Loyalty Shares	405,960	23,481
	Exosens SAS	354,991	23,186
	Wendel SE	237,163	22,305
	Sopra Steria Group	133,791	21,381
*	Air France-KLM	1,189,611	18,518
	Alten SA	286,301	17,370
	Coface SA	962,597	16,573
	Vivendi SE	6,454,195	15,942
*	Forvia SE	1,566,931	15,688
*	Virbac SACA	40,297	15,306
	JCDecaux SE	692,467	15,239
	Sodexo SA (XPAR)	254,808	14,738
*,1	Exail Technologies SA	97,001	13,327
	IPSOS SA	328,152	13,071
	Trigano SA	78,872	12,668
*	Emeis SA	785,676	12,624
	Mercialys SA	904,464	12,115
[1]	Vusion	83,666	12,092
*	Eurazeo SE Prime DE Fidelite	254,640	11,647
*	ID Logistics Group SACA	29,765	11,639
	Carmila SA	596,002	11,337
*	Clariane SE	2,412,160	11,327

Developed Markets Index Fund
		Shares	Market Value• ($000)
	ARGAN SA	162,432	11,209
	Societe BIC SA	166,754	10,867
	Vicat SACA	149,018	10,813
[1]	Remy Cointreau SA	211,565	10,405
	ICADE	451,522	9,904
	Mersen SA	207,058	9,889
	Derichebourg SA	893,980	9,733
	Pluxee NV	716,086	9,409
*,1	Eutelsat Communications SACA	3,218,693	8,884
	Robertet SA	9,518	8,773
	Altarea SCA	74,888	8,363
	Opmobility	529,920	8,273
	Imerys SA	304,588	7,345
	LISI SA (XPAR)	93,551	7,028
	Metropole Television SA	498,417	6,859
*	Viridien	70,348	6,697
*	SEB SA Loyalty Shares	126,015	6,641
	Television Francaise 1 SA	871,319	6,631
	Interparfums SA	224,382	6,507
*	Lisi SA Prime de fidelite	80,853	6,074
*,1	Ubisoft Entertainment SA	968,598	5,950
	Antin Infrastructure Partners SA	538,685	5,443
[1]	Planisware SA	220,631	4,590
*,1,2	Worldline SA	389,017	4,565
	Etablissements Maurel et Prom SA	516,036	4,551
	SEB SA (XPAR)	86,329	4,550
*,1,2	X-Fab Silicon Foundries SE	484,194	4,398
*	Nexity SA	481,761	4,321
	Stef SA	31,555	4,256
*,1	Eramet SA	82,005	4,213
	Eurazeo SE (XPAR)	84,466	3,863
*,1	OVH Groupe SA	231,911	3,815
	Fnac Darty SA	92,602	3,650
[1]	Wavestone	71,094	3,175
*,1	Voltalia SA (Registered)	366,182	3,069
[1,2]	Verallia SA	139,069	2,996
	Peugeot Invest SA	46,267	2,983
	GL Events SACA	77,189	2,962
	Quadient SA	204,407	2,763
[1,2]	Elior Group SA	1,222,879	2,732
	Beneteau SACA	342,858	2,536
*	Sodexo Inc. (Prime Fidelite 2026)	39,000	2,256
*	Sodexo Prime De Fidelite	37,444	2,166
	Lagardere SA	97,505	2,145
*	Sodexo Prime De Fidelite	36,283	2,099
	Manitou BF SA	96,129	2,077
	Equasens	45,136	1,779
*	SEB SA	25,252	1,331
*	SEB SA	20,582	1,085
*	LISI SA	8,507	639
	North Atlantic Energies	12,653	634
*	LISI SA	3,652	274
			21,697,457
Germany (6.1%)
	Siemens AG (Registered)	7,174,398	2,306,619
	Allianz SE (Registered)	3,723,019	1,762,283
	SAP SE	10,064,813	1,551,472
	Siemens Energy AG	7,388,938	1,408,638
	Infineon Technologies AG	12,759,268	1,201,947
	Deutsche Telekom AG (Registered)	33,580,742	915,555
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,252,829	699,655
	Deutsche Bank AG (Registered)	16,808,678	569,259
	Deutsche Post AG	9,014,937	548,076
	Bayer AG (Registered)	9,621,614	532,154
	Rheinmetall AG	447,944	509,663
	Deutsche Boerse AG	1,783,006	486,314
	BASF SE	8,658,660	462,832
	RWE AG	6,907,888	446,733
	E.ON SE	21,711,205	446,467

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mercedes-Benz Group AG	7,414,530	372,941
	adidas AG	1,625,449	333,590
[1]	Commerzbank AG	6,327,009	269,497
	Heidelberg Materials AG	1,235,945	235,781
	Daimler Truck Holding AG	4,856,279	234,214
	MTU Aero Engines AG	527,982	220,012
	Merck KGaA	1,265,503	212,155
	Fresenius SE & Co. KGaA	4,029,302	184,084
	Vonovia SE	7,141,346	176,173
	Bayerische Motoren Werke AG (XETR)	2,667,881	175,143
	Hannover Rueck SE	587,818	162,788
[2]	Siemens Healthineers AG	3,615,822	141,026
	Symrise AG	1,299,359	130,338
	GEA Group AG	1,427,941	98,051
*,1,2	Delivery Hero SE	2,197,181	89,915
	Fresenius Medical Care AG	1,949,917	88,274
	Continental AG	1,057,361	87,491
[1]	Beiersdorf AG	1,013,524	87,288
	HOCHTIEF AG	146,727	85,050
	QIAGEN NV	2,007,159	77,645
	Knorr-Bremse AG	646,535	75,231
	Talanx AG	588,290	74,410
	Henkel AG & Co. KGaA (XTER)	912,923	72,247
	Brenntag SE	1,128,494	68,621
	Deutsche Lufthansa AG (Registered)	5,869,543	67,258
	AIXTRON SE	1,094,878	66,157
*,2	Zalando SE	2,264,236	65,609
*	Nordex SE	1,226,931	64,733
	thyssenkrupp AG	4,832,092	57,547
[2]	Scout24 SE	664,100	54,957
[1]	Aurubis AG	253,356	52,514
	LEG Immobilien SE (XETR)	738,613	46,652
[1]	Hensoldt AG	589,396	45,781
	Evonik Industries AG	2,430,816	44,108
[1]	RENK Group AG	880,697	42,513
	Rational AG	49,799	36,482
	TUI AG	4,385,182	36,271
	Nemetschek SE	553,537	33,700
	flatexDEGIRO SE	772,630	33,174
	CTS Eventim AG & Co. KGaA	560,181	32,719
	Bilfinger SE	350,383	32,208
	KION Group AG	687,969	30,540
[1]	TAG Immobilien AG	1,853,196	29,927
	Fraport AG Frankfurt Airport Services Worldwide	355,153	29,642
*,1	Auto1 Group SE	1,113,183	29,521
	Freenet AG	1,138,883	29,356
*	Puma SE	962,911	29,268
	Bechtle AG	799,738	28,404
	Jenoptik AG	498,382	26,872
[1]	K&S AG (Registered)	1,734,364	26,163
[1]	Traton SE	614,499	23,330
[2]	DWS Group GmbH & Co. KGaA	306,800	23,048
	Volkswagen AG	279,138	23,012
*	Aroundtown SA	8,291,689	22,043
*	Aumovio SE	498,042	20,560
*	Tkms AG& Co. KGaA	240,325	20,511
	Schaeffler AG	1,918,752	18,676
	United Internet AG (Registered)	681,403	17,917
*	Wacker Chemie AG	170,029	17,666
	Krones AG	130,440	16,752
[1]	HUGO BOSS AG	361,923	15,549
	Salzgitter AG	297,376	15,400
*,1	IONOS Group SE	461,851	14,409
	LANXESS AG	813,648	14,112
[1]	Deutz AG	1,387,250	13,891
[1]	RTL Group SA	365,422	13,014
	Elmos Semiconductor SE	61,598	12,761
[2]	Befesa SA	369,292	12,590
	Alzchem Group AG	61,983	12,303
*,1,2	Redcare Pharmacy NV	160,508	12,112

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Stroeer SE & Co. KGaA	303,745	11,851
*,2	Covestro AG (XTER)	163,229	11,153
	Deutsche Wohnen SE	514,528	11,018
	Fielmann Group AG	221,452	10,837
[1]	Carl Zeiss Meditec AG (Bearer)	346,676	10,541
*,1	Kontron AG	380,672	10,126
*,1	Gerresheimer AG	301,585	9,592
	Duerr AG	470,933	9,550
*,1	Siltronic AG	101,172	9,453
	FUCHS SE	253,082	9,404
*	SMA Solar Technology AG	129,924	9,378
[1]	Sixt SE (XETR)	123,037	8,967
*,1	Evotec SE	1,546,986	8,830
*,2	TeamViewer SE	1,531,148	8,612
	Hornbach Holding AG & Co. KGaA	95,941	8,610
[1]	KWS Saat SE & Co. KGaA	97,910	7,532
	Eckert & Ziegler SE	414,290	7,236
	Atoss Software SE	88,649	6,799
	Pfeiffer Vacuum Technology AG	34,317	6,761
[1]	Vossloh AG	93,780	6,739
	Schott Pharma AG & Co. KGaA	334,331	6,615
[1]	Suedzucker AG	538,528	6,461
	CANCOM SE	236,592	6,302
	Springer Nature AG & Co. KGaA	278,780	6,168
*	HelloFresh SE	1,339,611	6,051
*,1	Norma Group SE	295,663	5,929
*	Verbio SE	168,775	5,736
	Friedrich Vorwerk Group SE	74,003	5,706
[1]	Dermapharm Holding SE	105,748	5,692
	Wacker Neuson SE	261,498	5,594
	Indus Holding AG	186,735	5,523
	1&1 AG	246,738	5,342
	Ottobock SE & Co. KGaA	88,390	5,135
[1]	Nagarro SE	59,406	5,089
*	CECONOMY AG (XETR)	1,043,505	4,936
[1]	PNE AG	372,830	4,675
*,1,2	Deutsche Pfandbriefbank AG	1,259,398	4,605
*,1	CECONOMY AG (MUND)	934,536	4,093
*,1	Hypoport SE	39,938	3,833
	Stabilus SE	217,890	3,776
[1]	GFT Technologies SE	159,481	3,759
	Grand City Properties SA	316,357	3,268
	GRENKE AG	230,005	3,161
	PATRIZIA SE	356,045	3,143
	Wuestenrot & Wuerttembergische AG	187,041	3,121
[1]	Secunet Security Networks AG	15,552	3,006
	Kloeckner & Co. SE	202,806	2,875
[1]	Energiekontor AG	62,282	2,780
[1]	Deutsche Beteiligungs AG	102,123	2,568
	Deutsche EuroShop AG	126,723	2,543
*,1	Douglas AG	274,426	2,458
[1]	ProSiebenSat.1 Media SE	513,461	1,974
	Adesso SE	31,739	1,835
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	207,801	1,728
			19,339,833
Hong Kong (1.5%)
	AIA Group Ltd.	102,806,356	941,216
	Hong Kong Exchanges & Clearing Ltd.	11,643,699	541,746
	Techtronic Industries Co. Ltd.	13,929,712	231,812
	CK Hutchison Holdings Ltd.	26,082,514	221,066
[1]	Lenovo Group Ltd.	74,088,312	219,842
	BOC Hong Kong Holdings Ltd.	35,136,939	190,672
	Sun Hung Kai Properties Ltd.	12,426,503	178,859
	CLP Holdings Ltd.	15,587,221	145,691
	Link REIT	25,429,737	118,664
	Jardine Matheson Holdings Ltd.	1,811,024	111,682
	CK Asset Holdings Ltd.	17,544,301	99,116
	Power Assets Holdings Ltd.	13,348,573	97,268
	ASMPT Ltd.	3,082,701	95,030

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hong Kong & China Gas Co. Ltd.	106,260,076	88,247
[2]	WH Group Ltd.	76,451,917	81,063
	Galaxy Entertainment Group Ltd.	20,994,879	79,036
	Hongkong Land Holdings Ltd.	9,435,808	67,221
[1]	MTR Corp. Ltd.	15,554,836	60,665
	SITC International Holdings Co. Ltd.	12,881,736	51,676
	Sino Land Co. Ltd.	37,211,785	48,875
	CK Infrastructure Holdings Ltd.	6,006,059	45,791
	Zijin Gold International Co. Ltd.	3,928,600	44,896
	Henderson Land Development Co. Ltd.	13,015,969	41,283
	Wharf Real Estate Investment Co. Ltd.	15,113,940	41,276
	Shenzhou International Group Holdings Ltd.	7,743,529	39,066
	AAC Technologies Holdings Inc.	7,076,831	38,781
*,1	MMG Ltd.	40,905,214	36,689
	Swire Pacific Ltd. Class A	3,337,894	34,866
	Sands China Ltd.	19,949,838	33,287
	PCCW Ltd.	37,869,641	25,759
	PRADA SpA	5,018,849	25,516
[1]	Cathay Pacific Airways Ltd.	14,874,453	24,699
	Swire Properties Ltd.	9,372,800	24,618
[2]	Samsonite Group SA	12,892,799	22,483
[1]	Chow Tai Fook Jewellery Group Ltd.	15,577,839	21,739
[1]	Wharf Holdings Ltd.	9,378,898	21,669
[2]	BOC Aviation Ltd.	2,027,067	21,076
[1]	Orient Overseas International Ltd.	1,284,027	20,012
[1]	Xinyi Glass Holdings Ltd.	15,921,536	17,352
*,1,2	FIT Hon Teng Ltd.	16,658,481	15,361
	Hang Lung Properties Ltd.	16,968,093	14,948
	Bank of East Asia Ltd.	9,081,104	14,539
[1]	Time Interconnect Technology Ltd.	6,547,965	14,291
	First Pacific Co. Ltd.	22,826,433	14,003
*,1	Duality Biotherapeutics Inc.	600,100	13,903
	Pacific Basin Shipping Ltd.	40,107,261	13,831
[1,2]	Budweiser Brewing Co. APAC Ltd.	16,518,563	12,890
	Kerry Properties Ltd.	5,555,779	12,831
	Hang Lung Group Ltd.	7,955,993	12,788
	Hysan Development Co. Ltd.	5,769,079	12,172
	Yue Yuen Industrial Holdings Ltd.	7,636,866	11,950
[1]	United Laboratories International Holdings Ltd.	11,053,064	11,906
	CTF Services Ltd.	11,733,703	11,546
	DFI Retail Group Holdings Ltd. (Registered)	2,979,005	11,297
*,1	New World Development Co. Ltd.	13,336,367	10,808
	Swire Pacific Ltd. Class B	6,734,458	10,718
*,1	HUTCHMED China Ltd.	4,959,545	10,627
	MGM China Holdings Ltd.	7,994,009	10,369
	CGN Mining Co. Ltd.	32,135,000	10,082
	VTech Holdings Ltd.	1,525,919	10,032
	Wynn Macau Ltd.	14,669,516	9,463
*,1	Envision Greenwise Holdings Ltd.	12,106,702	9,390
	Johnson Electric Holdings Ltd.	3,583,627	8,928
	Stella International Holdings Ltd.	5,617,948	8,875
	Luk Fook Holdings International Ltd.	3,114,653	8,806
	Fortune REIT	15,520,182	8,719
	VSTECS Holdings Ltd.	7,612,750	8,659
	Dah Sing Financial Holdings Ltd.	1,789,707	8,623
*,1	OSL Group Ltd.	5,594,500	8,245
*,2	HBM Holdings Ltd.	6,160,000	8,232
	Cowell e Holdings Inc.	2,538,722	7,623
*,1	Bright Smart Securities & Commodities Group Ltd.	8,112,000	7,199
*,1	Realord Group Holdings Ltd.	5,209,595	6,875
*	United Energy Group Ltd.	138,765,098	5,900
[1]	Guotai Junan International Holdings Ltd.	23,303,503	5,856
	Shangri-La Asia Ltd.	11,276,314	5,777
*,1	Vobile Group Ltd.	19,172,230	5,655
[1]	Man Wah Holdings Ltd.	14,119,103	5,396
	Dah Sing Banking Group Ltd.	3,513,223	5,193
	Nexteer Automotive Group Ltd.	10,400,777	5,084
[1]	SY Holdings Group Ltd.	5,020,500	4,885
*,1	SJM Holdings Ltd.	25,488,247	4,750
[1]	Softcare Ltd.	1,468,800	4,685

Developed Markets Index Fund
		Shares	Market Value• ($000)
	CITIC Telecom International Holdings Ltd.	14,841,932	4,674
	NagaCorp Ltd.	10,317,386	4,662
	Champion REIT	16,900,036	4,448
	Vitasoy International Holdings Ltd.	5,211,174	4,317
	Chow Sang Sang Holdings International Ltd.	3,361,991	4,174
*	Mongolian Mining Corp.	4,872,000	3,883
[1]	Nanshan Aluminium International Holdings Ltd.	1,165,400	3,725
*,1	Insilico Medicine Cayman TopCo	703,000	3,575
*,1	Deep Source Holdings Ltd.	53,828,893	3,504
*,3	Jinchuan Group International Resources Co. Ltd.	42,917,802	3,502
	Huabao International Holdings Ltd.	8,985,172	3,466
*,1	Melco International Development Ltd.	8,314,440	3,336
[1]	SUNeVision Holdings Ltd.	5,813,962	3,243
[1]	Cirrus Aircraft Ltd.	701,100	3,030
	IGG Inc.	7,154,344	2,970
	Value Partners Group Ltd.	9,906,044	2,603
	Prosperity REIT	13,581,872	2,496
	Sunlight REIT	8,924,663	2,462
[1]	China Travel International Investment Hong Kong Ltd.	17,750,609	2,336
*,1	Super Hi International Holding Ltd.	1,948,000	2,280
	Giordano International Ltd.	12,021,774	2,087
	Hutchison Telecommunications Hong Kong Holdings Ltd.	13,798,014	1,938
[1]	HKBN Ltd.	2,514,000	1,882
[1]	Cafe de Coral Holdings Ltd.	2,838,597	1,869
*	Texhong International Group Ltd.	2,413,858	1,840
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,196,616	1,817
*	CITIC Resources Holdings Ltd.	28,987,284	1,811
	KLN Logistics Group Ltd.	2,547,505	1,787
	SmarTone Telecommunications Holdings Ltd.	2,664,157	1,578
	Truly International Holdings Ltd.	13,238,294	1,540
*	Far East Consortium International Ltd.	12,281,871	1,052
*	Television Broadcasts Ltd.	3,591,505	1,023
[1]	LK Technology Holdings Ltd.	4,707,966	932
	Asia Cement China Holdings Corp.	4,191,294	920
*,2	IMAX China Holding Inc.	830,321	847
*	Shun Tak Holdings Ltd.	11,737,763	766
	Singamas Container Holdings Ltd.	11,497,574	653
	C-Mer Medical Holdings Ltd.	4,379,601	526
			4,767,569
Ireland (0.3%)
	AIB Group plc	20,719,471	243,505
	Bank of Ireland Group plc	9,298,129	185,246
	Kerry Group plc Class A	1,560,268	143,125
	Kingspan Group plc	1,483,062	135,627
	Ryanair Holdings plc	2,554,113	79,838
	Glanbia plc (XDUB)	1,934,282	54,093
	Cairn Homes plc (XDUB)	5,809,085	16,398
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			857,832
Israel (1.1%)
*	Teva Pharmaceutical Industries Ltd.	11,344,396	382,614
	Bank Leumi Le-Israel BM	14,465,088	323,708
	Bank Hapoalim BM	12,819,799	295,694
*	Tower Semiconductor Ltd.	1,104,232	285,905
	Elbit Systems Ltd.	268,525	204,180
*	Nova Ltd.	298,392	158,695
	Phoenix Financial Ltd.	2,227,922	123,179
*	Enlight Renewable Energy Ltd.	1,345,743	118,840
	Israel Discount Bank Ltd. Class A	11,979,462	118,613
	Mizrahi Tefahot Bank Ltd.	1,494,633	98,992
	Bezeq The Israeli Telecommunication Corp. Ltd.	27,101,233	63,936
	Harel Insurance Investments & Financial Services Ltd.	1,161,001	61,161
	Next Vision Stabilized Systems Ltd.	719,518	58,100
	Azrieli Group Ltd.	403,509	54,707
	Clal Insurance Enterprises Holdings Ltd.	678,511	52,043
*	Nice Ltd.	572,172	51,819
*	OPC Energy Ltd.	1,644,973	50,950
	Mega Or Holdings Ltd.	237,664	47,896
*	Camtek Ltd.	283,989	45,340

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Tel Aviv Stock Exchange Ltd.	883,091	36,595
	Big Shopping Centers Ltd.	159,745	36,136
	First International Bank of Israel Ltd.	508,914	36,045
	ICL Group Ltd.	7,058,297	35,404
	Melisron Ltd.	229,581	32,143
	Menora Mivtachim Holdings Ltd.	211,678	31,773
*	Migdal Insurance & Financial Holdings Ltd.	5,646,257	31,399
*	Doral Group Renewable Energy Resources Ltd.	1,097,585	28,347
	Shufersal Ltd.	1,965,412	28,060
	Paz Retail & Energy Ltd.	101,797	27,068
	Mivne Real Estate KD Ltd.	5,576,921	24,281
	Energix-Renewable Energies Ltd.	2,743,329	24,092
	Shapir Engineering & Industry Ltd.	1,533,134	23,172
	Strauss Group Ltd.	597,404	23,031
*	Bet Shemesh Engines Holdings 1997 Ltd.	79,853	22,761
	Delek Group Ltd.	88,342	22,448
*	Shikun & Binui Ltd.	3,489,631	22,277
*	OY Nofar Energy Ltd.	263,186	18,368
	Alony Hetz Properties & Investments Ltd.	1,593,710	17,749
	Partner Communications Co. Ltd.	1,447,228	17,677
	Meitav Investment House Ltd.	389,141	16,903
*	Fattal Holdings 1998 Ltd.	71,352	16,821
	El Al Israel Airlines	3,332,691	16,610
	Electra Ltd.	412,822	15,609
	FIBI Holdings Ltd.	164,653	14,775
	Amot Investments Ltd.	2,373,414	14,770
	Generation Capital Ltd.	15,605,778	14,551
	Reit 1 Ltd.	1,960,981	14,231
	Kenon Holdings Ltd.	190,308	12,849
	YH Dimri Construction & Development Ltd.	106,202	12,790
	Turpaz Industries Ltd.	587,535	12,697
	Max Stock Ltd.	1,028,636	12,467
*	Meshek Energy Renewable Energies Ltd.	2,946,315	12,230
	Matrix IT Ltd.	471,784	11,992
	Cellcom Israel Ltd.	1,106,633	11,439
	Oil Refineries Ltd.	20,963,022	11,083
	Israel Canada T.R Ltd.	1,863,154	11,025
	Hilan Ltd.	155,851	10,056
	Ashtrom Group Ltd.	476,326	10,004
	Israel Corp. Ltd.	38,850	9,929
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	79,783	9,783
	Formula Systems 1985 Ltd.	93,179	9,706
*	Nayax Ltd.	149,039	9,676
*	Airport City Ltd.	515,157	9,247
	One Software Technologies Ltd.	476,430	9,106
	Aura Investments Ltd.	1,463,808	9,056
*	Argo Properties NV	191,031	8,574
*	Priortech Ltd.	80,777	8,481
	Fox Wizel Ltd.	88,514	8,399
*	Isrotel Ltd.	176,644	8,167
	Gav-Yam Lands Corp. Ltd.	651,840	8,028
	Inrom Construction Industries Ltd.	985,219	7,956
*	Gilat Satellite Networks Ltd.	590,295	7,874
*	Equital Ltd.	220,155	7,677
	Qualitau Ltd.	47,850	7,519
	Isracard Ltd.	1,908,967	7,221
	Sella Capital Real Estate Ltd.	2,244,927	6,875
	IDI Insurance Co. Ltd.	86,896	6,717
	Danel Adir Yeoshua Ltd.	42,903	6,565
	Summit Real Estate Holdings Ltd.	373,193	5,945
	Delta Galil Ltd.	108,170	5,933
	Aryt Industries Ltd.	608,425	5,616
	Blue Square Real Estate Ltd.	48,745	5,315
	Lapidoth Capital Ltd.	206,455	5,239
	Elco Ltd.	84,254	4,156
*	Perion Network Ltd.	369,120	3,540
	G City Ltd.	800,211	2,996
	Delek Automotive Systems Ltd.	454,246	2,455

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Orion Retail Properties Ltd.	41,975	24
			3,595,875
Italy (2.8%)
	UniCredit SpA	14,763,164	1,323,056
	Intesa Sanpaolo SpA	149,045,959	1,024,436
	Enel SpA	73,664,429	844,959
	Prysmian SpA	2,806,838	472,512
	STMicroelectronics NV	6,243,602	462,388
[1]	Generali	9,332,424	454,983
	Ferrari NV	1,143,096	424,883
	Eni SpA	18,020,116	422,782
	Banco BPM SpA	14,377,977	248,629
	Banca Monte dei Paschi di Siena SpA	19,165,480	238,177
	BPER Banca SpA	14,828,175	232,967
	Leonardo SpA	3,937,617	211,412
	Terna - Rete Elettrica Nazionale	13,723,844	160,254
*	Telecom Italia SpA	16,609,037	151,229
	FinecoBank Banca Fineco SpA	5,984,178	150,466
	Poste Italiane SpA	4,441,637	145,390
	Snam SpA	20,106,940	145,154
	Moncler SpA	2,166,680	126,095
*	Stellantis NV	21,547,320	123,085
[1]	Unipol Assicurazioni SpA	3,661,614	102,344
	Tenaris SA	3,096,652	85,723
	Italgas SpA	6,014,062	69,658
	Lottomatica Group SpA	2,302,069	63,870
	Saipem SpA	12,691,595	63,807
	Recordati Industria Chimica e Farmaceutica SpA	1,034,080	60,617
*	Technoprobe SpA	1,476,028	59,227
	Banca Mediolanum SpA	2,112,072	52,636
	Azimut Holding SpA	1,093,842	44,430
	Banca Generali SpA	541,401	40,419
	Buzzi SpA	777,285	39,814
	A2A SpA	15,281,872	39,414
	Davide Campari-Milano NV	5,771,338	35,952
*,2	Pirelli & C SpA	4,287,400	32,470
	Brunello Cucinelli SpA	331,732	31,381
	Iveco Group NV	1,839,491	29,252
	De' Longhi SpA	677,890	28,795
	Hera SpA	6,781,583	28,286
	Interpump Group SpA	727,967	28,182
	Mediobanca Banca di Credito Finanziario SpA	841,371	25,117
	Reply SpA	228,658	23,955
	SOL SpA	355,835	23,665
	Maire SpA	1,366,428	22,356
[2]	Infrastrutture Wireless Italiane SpA	2,998,952	21,126
[2]	Technogym SpA	1,062,588	18,471
[1,2]	Nexi SpA	4,341,710	17,577
	Iren SpA	6,017,658	17,042
	Brembo NV	1,431,149	16,788
[2]	Carel Industries SpA	447,656	16,254
[1]	DiaSorin SpA	197,462	15,302
	Amplifon SpA	1,383,713	14,993
[2]	Enav SpA	2,432,976	14,453
*	Fincantieri SpA	1,252,813	14,262
	ERG SpA	503,944	13,775
	Credito Emiliano SpA	666,511	12,965
	ACEA SpA	502,876	12,473
	Webuild SpA (MTAA)	4,204,552	10,959
*	MFE-MediaForEurope NV Class A	2,947,982	9,496
	Tamburi Investment Partners SpA	931,702	9,327
	El.En. SpA	466,954	9,115
	Danieli & C Officine Meccaniche SpA (MTAA)	110,233	8,492
*	Salvatore Ferragamo SpA	621,723	7,752
	Intercos SpA	500,600	7,414
	Sesa SpA	68,902	7,075
	Cementir Holding NV	408,175	6,791
*,1,2	BFF Bank SpA	1,701,729	5,983
[1]	Sanlorenzo SpA	130,563	5,351

Developed Markets Index Fund
		Shares	Market Value• ($000)
[2]	RAI Way SpA	906,154	5,240
	Italmobiliare SpA	163,547	5,227
	Moltiply Group SpA	134,106	5,208
[1]	Banca IFIS SpA	292,571	4,254
[1]	Piaggio & C SpA	1,693,892	3,113
	Ariston Holding NV	756,582	3,107
*,1,2	GVS SpA	635,443	3,089
	Arnoldo Mondadori Editore SpA	1,121,287	2,584
[2]	Anima Holding SpA	314,789	2,531
[1]	Zignago Vetro SpA	289,094	2,373
*,1	Juventus Football Club SpA	976,352	2,284
[1]	MARR SpA	299,152	2,243
*,1	MFE-MediaForEurope NV Class B	525,443	2,042
	Rizzoli Corriere Della Sera Mediagroup SpA	1,459,624	1,558
[1]	Alerion Cleanpower SpA	54,063	1,330
*,1	Tinexta SpA	49,734	864
			8,734,510
Japan (20.9%)
	Mitsubishi UFJ Financial Group Inc.	106,364,178	2,119,086
	Tokyo Electron Ltd.	4,303,281	2,086,462
*	Kioxia Holdings Corp.	3,281,600	1,907,364
	Toyota Motor Corp.	104,528,778	1,751,118
	Advantest Corp.	7,083,184	1,457,211
	Sumitomo Mitsui Financial Group Inc.	35,373,994	1,386,626
	SoftBank Group Corp.	36,763,124	1,363,665
	Murata Manufacturing Co. Ltd.	17,005,415	1,220,729
	Hitachi Ltd.	43,191,985	1,195,385
	Sony Group Corp.	57,793,540	1,163,041
	Mizuho Financial Group Inc.	23,049,378	1,107,034
	Keyence Corp.	1,832,145	926,125
	Recruit Holdings Co. Ltd.	13,169,907	916,348
	Fast Retailing Co. Ltd.	1,780,832	912,399
	Mitsubishi Corp.	30,956,054	828,142
	Tokio Marine Holdings Inc.	18,286,961	804,056
	Shin-Etsu Chemical Co. Ltd.	17,993,420	784,323
	Mitsubishi Heavy Industries Ltd.	32,045,390	728,157
	Mitsubishi Electric Corp.	19,424,414	712,380
	ITOCHU Corp.	61,363,695	700,321
	Mitsui & Co. Ltd.	23,968,030	669,259
	Fujikura Ltd.	16,074,196	637,211
	Panasonic Holdings Corp.	22,473,004	632,242
	Sumitomo Electric Industries Ltd.	29,147,756	540,898
	Hoya Corp.	3,284,128	529,734
	Renesas Electronics Corp.	16,080,787	496,395
	Takeda Pharmaceutical Co. Ltd.	15,464,832	492,936
	KDDI Corp.	27,936,726	469,273
	Disco Corp.	855,269	444,940
	Nintendo Co. Ltd.	10,133,290	426,003
	Marubeni Corp.	14,357,503	418,573
	FANUC Corp.	9,064,990	417,408
	Daikin Industries Ltd.	2,735,965	417,341
	TDK Corp.	18,544,850	416,041
	ORIX Corp.	10,811,388	411,822
	Japan Tobacco Inc.	10,700,996	394,861
	Sumitomo Corp.	39,885,912	383,370
	Daiichi Life Group Inc.	33,660,400	367,529
	Ibiden Co. Ltd.	2,431,966	367,181
	Softbank Corp.	280,572,210	358,271
	Komatsu Ltd.	8,694,443	339,496
	Ajinomoto Co. Inc.	9,126,102	332,730
	Japan Post Bank Co. Ltd.	17,399,229	331,148
	Honda Motor Co. Ltd.	36,316,430	327,130
	Fujitsu Ltd.	16,452,890	326,919
	Sompo Holdings Inc.	8,353,063	317,335
	MS&AD Insurance Group Holdings Inc.	11,731,892	304,090
	NEC Corp.	12,043,710	290,763
	Chugai Pharmaceutical Co. Ltd.	6,265,252	289,412
	Otsuka Holdings Co. Ltd.	4,328,901	288,128
	Daiichi Sankyo Co. Ltd.	17,465,509	280,850

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Resona Holdings Inc.	21,349,917	278,361
	Mitsubishi Estate Co. Ltd.	10,672,416	272,159
	Kyocera Corp.	12,233,812	271,322
	Toyota Tsusho Corp.	6,705,039	249,576
	FUJIFILM Holdings Corp.	11,543,746	246,961
	Nomura Holdings Inc.	28,114,124	246,840
	SMC Corp.	533,712	238,615
	Lasertec Corp.	751,161	238,598
	NTT Inc.	265,864,875	236,494
	Seven & i Holdings Co. Ltd.	19,700,054	236,250
	Astellas Pharma Inc.	17,511,938	234,251
	Mitsui Fudosan Co. Ltd.	25,082,495	232,475
	Sumitomo Mitsui Trust Group Inc.	6,167,560	230,296
	Bridgestone Corp.	10,503,160	221,465
	Japan Post Holdings Co. Ltd.	16,098,130	216,377
	East Japan Railway Co.	10,227,021	213,724
	Suzuki Motor Corp.	17,410,036	210,587
	Canon Inc.	8,127,047	208,137
	Aeon Co. Ltd.	24,027,682	198,712
	Furukawa Electric Co. Ltd.	6,597,370	198,430
	Resonac Holdings Corp.	1,763,668	196,187
	Denso Corp.	16,794,660	193,374
	SCREEN Holdings Co. Ltd.	1,717,188	192,629
	Terumo Corp.	14,064,272	192,083
	ENEOS Holdings Inc.	25,372,524	187,817
	Asics Corp.	6,544,260	177,995
	Central Japan Railway Co.	8,185,230	174,714
	Ebara Corp.	4,407,300	172,601
	Kao Corp.	8,670,886	171,845
	Inpex Corp.	8,344,563	168,378
	Kubota Corp.	9,903,350	165,708
	Nippon Steel Corp.	48,817,405	161,738
	Oriental Land Co. Ltd.	10,460,090	159,286
	Kokusai Electric Corp.	2,289,700	157,360
	Daiwa House Industry Co. Ltd.	5,710,419	154,734
	Secom Co. Ltd.	3,878,304	154,070
	Taiyo Yuden Co. Ltd.	1,204,348	153,139
	IHI Corp.	9,044,130	152,694
	NIDEC Corp.	9,127,752	150,030
	JX Advanced Metals Corp.	5,431,834	149,915
	Daifuku Co. Ltd.	3,355,363	148,643
	Kajima Corp.	4,072,569	148,457
	Sumitomo Realty & Development Co. Ltd.	6,361,976	147,707
[1]	Mitsui Kinzoku Co. Ltd.	547,620	146,538
	Asahi Kasei Corp.	12,452,708	138,500
	Kawasaki Heavy Industries Ltd.	7,584,935	137,265
	Kansai Electric Power Co. Inc.	9,679,099	136,784
	Chubu Electric Power Co. Inc.	7,169,981	135,472
	Kirin Holdings Co. Ltd.	7,760,500	133,839
	Asahi Group Holdings Ltd.	14,028,345	133,363
	T&D Holdings Inc.	4,403,934	131,360
	Bandai Namco Holdings Inc.	5,561,046	128,911
	Nitto Denko Corp.	6,543,820	128,742
	Daiwa Securities Group Inc.	12,941,316	128,349
	Obayashi Corp.	6,244,034	126,183
	Shionogi & Co. Ltd.	7,363,591	125,818
	Japan Exchange Group Inc.	9,937,904	125,773
	Taisei Corp.	1,417,361	125,468
	Niterra Co. Ltd.	1,866,076	124,006
	Nippon Yusen KK	3,828,899	123,843
	NGK Corp.	2,589,687	122,050
	Sekisui House Ltd.	5,856,282	121,750
	Tokyo Gas Co. Ltd.	3,126,778	118,398
	Fuji Electric Co. Ltd.	1,365,211	115,640
	Osaka Gas Co. Ltd.	3,403,376	114,671
	Nomura Research Institute Ltd.	4,085,437	114,613
	Sumitomo Metal Mining Co. Ltd.	2,413,295	111,930
	Minebea Mitsumi Inc.	3,675,298	109,020
	Yaskawa Electric Corp.	2,462,209	108,603
	Yokohama Financial Group Inc.	10,045,635	108,186

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Olympus Corp.	10,309,777	107,956
	Rohm Co. Ltd.	3,142,480	106,261
	Konami Group Corp.	935,947	102,530
	Ryohin Keikaku Co. Ltd.	4,688,362	102,478
	Mitsui OSK Lines Ltd.	3,178,110	101,809
	Chiba Bank Ltd.	6,297,914	96,478
	Toray Industries Inc.	13,713,507	96,058
	Pan Pacific International Holdings Corp.	18,713,190	94,849
	Mitsubishi Chemical Group Corp.	13,264,794	93,078
	SUMCO Corp.	3,421,921	86,775
	SBI Holdings Inc.	5,186,012	85,044
	Yokogawa Electric Corp.	2,411,489	84,747
	AGC Inc.	1,922,673	83,077
	Shizuoka Financial Group Inc.	4,423,363	83,045
	Makita Corp.	2,302,637	82,806
	Subaru Corp.	5,483,379	80,223
	Isetan Mitsukoshi Holdings Ltd.	3,127,540	79,885
	TOTO Ltd.	1,466,225	78,517
	Shimano Inc.	734,962	78,391
	Shimizu Corp.	4,863,031	77,011
	Mebuki Financial Group Inc.	8,695,631	76,340
	TOPPAN Holdings Inc.	2,345,172	74,360
	Fukuoka Financial Group Inc.	1,740,942	73,855
	Obic Co. Ltd.	3,123,105	73,346
	Kikkoman Corp.	7,016,300	71,976
	Dai Nippon Printing Co. Ltd.	3,913,558	71,808
	West Japan Railway Co.	4,260,910	71,365
	Tokyo Ohka Kogyo Co. Ltd.	973,047	69,132
	Nippon Sanso Holdings Corp.	1,852,701	68,724
	Nippon Express Holdings Inc.	2,196,791	68,447
	Kyoto Financial Group Inc.	2,427,260	67,544
	Isuzu Motors Ltd.	5,048,955	67,233
	LY Corp.	25,073,610	66,735
	Yamaha Motor Co. Ltd.	8,706,709	66,112
*	Rakuten Group Inc.	14,114,710	65,883
	Mitsubishi HC Capital Inc. (XTKS)	8,071,641	65,566
	Unicharm Corp.	11,289,186	65,420
	Eisai Co. Ltd.	2,584,262	65,145
[1]	Sanrio Co. Ltd.	9,603,530	65,014
	MISUMI Group Inc.	2,588,350	64,494
	Omron Corp.	1,783,925	64,471
	Aisin Corp.	4,727,941	64,190
	Nissan Chemical Corp.	1,219,102	64,129
	Shimadzu Corp.	2,513,354	64,102
	Horiba Ltd.	372,235	63,914
	Food & Life Cos. Ltd.	2,095,578	63,207
	Sojitz Corp.	1,963,322	62,983
	Shiseido Co. Ltd.	3,892,902	62,835
	Hachijuni Nagano Bank Ltd.	4,197,249	62,257
	Nippon Building Fund Inc.	78,343	60,769
	Kurita Water Industries Ltd.	1,063,784	60,696
	Nitori Holdings Co. Ltd.	4,070,385	60,316
	Sekisui Chemical Co. Ltd.	3,671,335	58,871
	Nippon Paint Holdings Co. Ltd.	8,995,281	58,672
	Hankyu Hanshin Holdings Inc.	2,225,141	58,546
	Ono Pharmaceutical Co. Ltd.	3,871,806	56,913
	MEIJI Holdings Co. Ltd.	2,442,174	56,732
	JFE Holdings Inc.	5,776,311	55,767
	Yokohama Rubber Co. Ltd.	1,229,519	55,459
	Idemitsu Kosan Co. Ltd.	7,394,525	54,626
	Toyo Suisan Kaisha Ltd.	844,737	54,104
	Kawasaki Kisen Kaisha Ltd.	3,521,014	53,968
	Daito Trust Construction Co. Ltd.	2,819,650	53,864
	Capcom Co. Ltd.	2,920,734	53,728
	Kinden Corp.	1,076,072	53,118
	Amada Co. Ltd.	2,871,757	52,882
	J Front Retailing Co. Ltd.	2,338,008	52,378
	Mitsubishi Gas Chemical Co. Inc.	1,649,210	52,174
	Brother Industries Ltd.	2,246,780	51,111
	BayCurrent Inc.	1,366,976	51,019

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Azbil Corp.	4,743,732	50,519
	MatsukiyoCocokara & Co.	3,343,973	49,447
	Kandenko Co. Ltd.	1,183,618	49,406
	Tosoh Corp.	2,682,411	48,715
	Hulic Co. Ltd.	4,651,202	48,703
	Gunma Bank Ltd.	3,344,697	48,618
	Japan Post Insurance Co. Ltd.	5,060,166	47,831
	Tokyo Seimitsu Co. Ltd.	373,899	47,542
	Asahi Intecc Co. Ltd.	2,022,995	47,431
	Sumitomo Chemical Co. Ltd.	14,816,711	47,284
	Sony Financial Group Inc.	54,218,240	47,242
	THK Co. Ltd.	1,031,586	47,186
	Japan Real Estate Investment Corp.	66,105	47,136
	Ricoh Co. Ltd.	5,371,706	46,802
	Seiko Epson Corp.	2,790,485	46,707
	Hirose Electric Co. Ltd.	259,904	46,672
	Tokyu Corp.	4,514,957	46,584
	Kyushu Electric Power Co. Inc.	4,467,789	45,288
	Japan Metropolitan Fund Investment	65,542	45,271
	Tokyu Fudosan Holdings Corp.	5,623,097	45,054
	Zensho Holdings Co. Ltd.	898,256	44,720
	Hamamatsu Photonics KK	2,675,094	44,705
	Trend Micro Inc.	1,198,092	44,388
	Sapporo Holdings Ltd.	3,550,195	44,262
	Sanwa Holdings Corp.	1,863,531	43,689
	Hokuhoku Financial Group Inc.	1,051,695	43,587
	Iyogin Holdings Inc.	2,218,260	43,424
[1]	M3 Inc.	3,890,807	43,367
	USS Co. Ltd.	3,674,762	43,164
	Mitsui Chemicals Inc.	3,230,868	42,824
	77 Bank Ltd.	2,038,732	41,935
*	Tokyo Electric Power Co. Holdings Inc.	14,649,157	41,858
	Dexerials Corp.	1,557,541	41,456
	Kobe Steel Ltd.	3,512,354	40,741
	Haseko Corp.	2,314,662	40,656
	Sumitomo Forestry Co. Ltd.	4,826,463	40,293
[1]	Sysmex Corp.	4,454,470	40,072
	TIS Inc.	2,033,903	39,802
	Fuji Corp.	753,500	39,567
	Toho Co. Ltd.	4,924,055	39,422
*,1	Nissan Motor Co. Ltd.	21,218,638	39,285
	GLP J-Reit	46,356	39,215
	Santen Pharmaceutical Co. Ltd.	2,986,902	39,184
	Yakult Honsha Co. Ltd.	2,324,250	39,091
	Dentsu Group Inc.	2,021,192	38,672
	Mazda Motor Corp.	5,767,328	38,572
	Square Enix Holdings Co. Ltd.	2,594,542	38,538
	Hitachi Construction Machinery Co. Ltd.	1,172,718	38,446
	Nexon Co. Ltd.	2,890,015	38,409
	Takashimaya Co. Ltd.	2,482,674	38,360
	McDonald's Holdings Co. Japan Ltd.	832,100	38,295
[1]	Nitto Boseki Co. Ltd.	1,414,115	38,246
	Hikari Tsushin Inc.	173,979	38,229
	Kintetsu Group Holdings Co. Ltd.	1,808,610	37,632
	Otsuka Corp.	2,196,578	37,606
	Tokyo Tatemono Co. Ltd.	1,828,732	37,311
	Nippon Prologis REIT Inc.	69,607	37,175
[1]	Skylark Holdings Co. Ltd.	2,145,078	37,041
	Nomura Real Estate Master Fund Inc.	39,628	37,031
	Meiko Electronics Co. Ltd.	188,005	36,787
	Kyowa Kirin Co. Ltd.	2,293,001	36,495
	GS Yuasa Corp.	901,495	36,347
	COMSYS Holdings Corp.	1,066,344	35,999
	Oji Holdings Corp.	7,324,781	35,983
	Maruwa Co. Ltd.	80,429	35,891
	Nichias Corp.	1,454,822	35,704
[1]	Nikon Corp.	2,519,598	35,469
	Electric Power Development Co. Ltd. Class C	1,562,823	35,314
	Open House Group Co. Ltd.	674,937	35,244
	NHK Spring Co. Ltd.	1,444,938	35,117

Developed Markets Index Fund
		Shares	Market Value• ($000)
	KDX Realty Investment Corp.	36,154	34,490
	Sumitomo Heavy Industries Ltd.	1,090,408	34,419
	Mitsubishi Materials Corp.	1,276,211	34,269
	CyberAgent Inc.	4,058,837	34,218
	Suntory Beverage & Food Ltd.	1,221,717	34,045
	Nabtesco Corp.	1,054,222	33,914
	Anritsu Corp.	1,229,128	33,816
	Tobu Railway Co. Ltd.	1,868,927	33,685
	Odakyu Electric Railway Co. Ltd.	3,237,181	33,251
	NH Foods Ltd.	907,122	33,118
	Hoshizaki Corp.	1,012,025	33,111
	Hirogin Holdings Inc.	2,532,992	32,986
[1]	Nikkon Holdings Co. Ltd.	903,856	32,920
	JGC Holdings Corp.	2,113,057	32,905
	Nissin Foods Holdings Co. Ltd.	1,921,337	32,895
	Micronics Japan Co. Ltd.	306,605	32,550
	NOF Corp.	1,986,103	32,440
	Shiga Bank Ltd.	1,977,555	31,944
	Kyushu Financial Group Inc.	3,546,728	31,655
	Citizen Watch Co. Ltd.	2,104,517	31,619
	Air Water Inc.	1,828,595	31,294
	Credit Saison Co. Ltd.	1,141,353	31,217
	Takasago Thermal Engineering Co. Ltd.	988,402	31,193
	Ulvac Inc.	479,138	31,111
	Daishi Hokuetsu Financial Group Inc.	2,349,852	31,003
	United Urban Investment Corp.	31,003	30,982
	NSK Ltd.	4,362,379	30,825
	EXEO Group Inc.	1,790,688	30,623
	Tohoku Electric Power Co. Inc.	4,655,058	30,607
	Lixil Corp.	2,747,768	30,590
	Japan Steel Works Ltd.	637,473	30,533
	Nishi-Nippon Financial Holdings Inc.	1,184,627	30,459
	INFRONEER Holdings Inc.	1,829,691	30,322
	Orix JREIT Inc.	50,136	30,107
	Yamaguchi Financial Group Inc.	1,690,710	29,917
	Kyushu Railway Co.	1,376,877	29,660
	Medipal Holdings Corp.	1,828,956	29,633
	Daiwa House REIT Investment Corp.	39,867	29,580
	Rohto Pharmaceutical Co. Ltd.	1,995,514	29,282
	Yamato Holdings Co. Ltd.	2,578,281	29,174
	Dowa Holdings Co. Ltd.	538,847	29,107
	Keisei Electric Railway Co. Ltd.	4,057,674	29,039
	Kuraray Co. Ltd.	2,802,070	28,925
	Nomura Real Estate Holdings Inc.	5,017,885	28,918
	ZOZO Inc.	4,050,187	28,627
	Rorze Corp.	936,320	28,597
	Marui Group Co. Ltd.	1,616,028	28,520
	Seibu Holdings Inc.	1,454,352	28,490
	Koito Manufacturing Co. Ltd.	1,801,274	28,474
	Chugin Financial Group Inc.	1,468,782	28,059
	Nippon Electric Glass Co. Ltd.	686,270	28,006
	DMG Mori Co. Ltd.	1,287,881	27,952
	Tokyo Kiraboshi Financial Group Inc.	2,488,320	27,845
	Harmonic Drive Systems Inc.	566,808	27,738
*	Rakuten Bank Ltd.	865,900	27,717
	Nisshin Seifun Group Inc.	2,259,919	27,607
	Mitsubishi Logistics Corp.	2,896,480	27,605
	Toyo Tire Corp.	1,190,867	27,573
*	Mercari Inc.	1,092,730	27,573
	JTEKT Corp.	2,221,831	27,557
	Toyoda Gosei Co. Ltd.	867,474	27,509
	Kraftia Corp.	474,201	27,402
	Penta-Ocean Construction Co. Ltd.	2,582,451	27,343
	Toyo Seikan Group Holdings Ltd.	1,082,242	27,326
[1]	ANA Holdings Inc.	1,488,988	27,259
[1]	Socionext Inc.	1,693,990	27,043
	MonotaRO Co. Ltd.	2,374,115	27,002
	CKD Corp.	570,052	26,809
	Japan Hotel REIT Investment Corp.	54,752	26,794
	Seiko Group Corp.	529,130	26,599

Developed Markets Index Fund
		Shares	Market Value• ($000)
	SG Holdings Co. Ltd.	2,798,771	26,563
	Hyakugo Bank Ltd.	2,154,074	26,447
	Invincible Investment Corp.	71,186	26,260
	Shimamura Co. Ltd.	1,269,688	26,145
	Taiheiyo Cement Corp.	1,057,603	26,067
	Persol Holdings Co. Ltd.	17,083,670	26,035
	Yamaha Corp.	3,667,054	25,951
	Kewpie Corp.	963,971	25,875
	Macnica Holdings Inc.	1,315,099	25,748
	Tsuruha Holdings Inc.	2,030,291	25,720
	Organo Corp.	250,588	25,625
	Nichirei Corp.	1,913,880	25,624
	Kamigumi Co. Ltd.	814,905	25,571
	Modec Inc.	443,517	25,478
	Kansai Paint Co. Ltd.	1,556,473	25,466
	Coca-Cola Bottlers Japan Holdings Inc.	963,320	25,426
	Advance Residence Investment Corp.	27,329	25,317
	Lion Corp.	2,393,954	25,259
	Yamazaki Baking Co. Ltd.	1,277,755	25,097
	GMO Payment Gateway Inc.	438,550	25,077
	Nagase & Co. Ltd.	3,449,456	24,954
	Cosmo Energy Holdings Co. Ltd.	1,067,446	24,937
	Kakaku.com Inc.	1,190,206	24,874
	UACJ Corp.	1,561,892	24,845
	Daido Steel Co. Ltd.	1,438,855	24,706
	Sanki Engineering Co. Ltd.	1,326,998	24,449
	Zenkoku Hosho Co. Ltd.	1,299,986	24,374
	Sumitomo Bakelite Co. Ltd.	523,854	24,336
	Japan Airlines Co. Ltd.	1,390,448	24,297
	Yamato Kogyo Co. Ltd.	321,954	24,199
	Casio Computer Co. Ltd.	2,015,866	23,953
	Ferrotec Corp.	396,142	23,687
	DIC Corp.	794,047	23,678
	Nifco Inc.	788,367	23,613
	SWCC Corp.	276,851	23,515
	Mitsui E&S Co. Ltd.	920,269	23,505
	Keio Corp.	5,071,635	23,373
[1]	Tokyo Metro Co. Ltd.	2,624,500	22,950
	Sumitomo Rubber Industries Ltd.	1,758,458	22,766
	Meidensha Corp.	370,139	22,677
	North Pacific Bank Ltd.	3,227,642	22,312
	Taiyo Holdings Co. Ltd.	724,318	22,233
	Internet Initiative Japan Inc.	1,124,224	22,188
	Alfresa Holdings Corp.	1,652,740	22,169
	Sankyu Inc.	414,306	22,081
	SKY Perfect JSAT Corp.	1,318,776	21,987
	Nisshinbo Holdings Inc.	1,418,991	21,889
	Alps Alpine Co. Ltd.	1,720,637	21,836
	Industrial & Infrastructure Fund Investment Corp.	24,890	21,778
	Nagoya Railroad Co. Ltd.	1,913,932	21,758
	Iwatani Corp.	1,849,528	21,755
	Tsugami Corp.	430,107	21,645
	Takara Holdings Inc.	1,558,996	21,590
	Morinaga Milk Industry Co. Ltd.	2,757,800	21,531
	Nissui Corp.	2,718,801	21,517
	Daihen Corp.	188,634	21,462
[1]	SBI Shinsei Bank Ltd.	2,506,000	21,447
	Juroku Financial Group Inc.	1,478,670	21,405
	ALSOK Co. Ltd.	3,249,935	21,404
	Tokyo Century Corp.	1,383,696	21,331
	Denka Co. Ltd.	788,297	21,257
	Yamada Holdings Co. Ltd.	5,236,700	21,232
	Japan Airport Terminal Co. Ltd.	676,196	21,096
	Rinnai Corp.	958,781	21,087
	ADEKA Corp.	808,040	21,069
	Rigaku Holdings Corp.	1,349,600	21,040
	Toho Gas Co. Ltd.	2,804,112	21,023
	Kobe Bussan Co. Ltd.	1,288,874	20,837
	Zeon Corp.	1,425,441	20,836
*	Sumitomo Pharma Co. Ltd.	2,244,601	20,814

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kanematsu Corp.	1,611,212	20,593
	Tokuyama Corp.	674,229	20,486
	Sinfonia Technology Co. Ltd.	203,575	20,336
	Japan Prime Realty Investment Corp.	35,343	20,323
	Tokai Carbon Co. Ltd.	1,894,714	20,161
	Toda Corp.	1,986,210	20,017
	Sugi Holdings Co. Ltd.	1,022,640	19,875
	San-In Godo Bank Ltd.	1,403,212	19,812
	Iida Group Holdings Co. Ltd.	1,466,538	19,779
	Jeol Ltd.	425,536	19,737
	Makino Milling Machine Co. Ltd.	208,733	19,580
	Mitsui Fudosan Logistics Park Inc.	28,913	19,192
	Maruichi Steel Tube Ltd.	1,649,881	19,151
	BIPROGY Inc.	726,278	19,125
	Kadokawa Corp.	889,244	18,936
	Mirait One Corp.	784,672	18,752
	Keikyu Corp.	2,058,064	18,681
	Sega Sammy Holdings Inc.	1,366,219	18,600
	Daicel Corp.	2,177,199	18,495
	Suruga Bank Ltd.	1,218,704	18,384
	Stanley Electric Co. Ltd.	841,401	18,256
	Miura Co. Ltd.	933,364	18,193
	Teijin Ltd.	1,801,266	18,142
	UBE Corp.	920,374	18,136
	Canon Marketing Japan Inc.	845,676	18,016
	Lintec Corp.	405,212	17,875
	Rengo Co. Ltd.	2,031,770	17,777
	Sekisui House REIT Inc.	37,643	17,751
	Oki Electric Industry Co. Ltd.	812,197	17,735
	NANKAI Co. Ltd.	1,011,665	17,732
	Nippon Gas Co. Ltd.	1,000,811	17,719
	Shibaura Mechatronics Corp.	600,900	17,564
	Ushio Inc.	628,380	17,562
	Resorttrust Inc.	1,622,640	17,408
	Keihan Holdings Co. Ltd.	871,829	17,082
	Activia Properties Inc.	20,224	17,080
	Daiwabo Holdings Co. Ltd.	801,531	17,079
	Fuso Chemical Co. Ltd.	606,722	17,062
	Chugoku Electric Power Co. Inc.	3,093,181	16,956
	Sankyo Co. Ltd.	1,734,170	16,918
	Mabuchi Motor Co. Ltd.	1,739,036	16,915
[1]	Oracle Corp. Japan	327,870	16,805
	Kobayashi Pharmaceutical Co. Ltd.	498,704	16,737
	Mitsui Fudosan Accommodations Fund Inc.	22,254	16,704
	C Uyemura & Co. Ltd.	97,400	16,596
	Seino Holdings Co. Ltd.	1,010,890	16,380
	Ezaki Glico Co. Ltd.	498,416	16,375
	Kaneka Corp.	463,944	16,359
	Suzuken Co. Ltd.	536,456	16,348
	Dai-Dan Co. Ltd.	913,376	16,336
	Inaba Denki Sangyo Co. Ltd.	965,016	16,245
	Keiyo Bank Ltd.	1,055,278	16,238
	Senko Group Holdings Co. Ltd.	1,337,865	16,177
	Aozora Bank Ltd.	961,700	16,122
	Hazama Ando Corp.	1,448,301	16,066
	Nippon Kayaku Co. Ltd.	1,298,298	15,998
	Park24 Co. Ltd.	1,280,742	15,935
	Konica Minolta Inc.	4,641,037	15,850
	Kokuyo Co. Ltd.	3,212,216	15,790
	Hanwa Co. Ltd.	1,501,510	15,761
	ABC-Mart Inc.	913,755	15,754
	Sundrug Co. Ltd.	665,537	15,586
	Nanto Bank Ltd.	1,424,155	15,568
	Kotobuki Spirits Co. Ltd.	1,006,445	15,450
	Hakuhodo DY Holdings Inc.	2,168,629	15,362
	Tomy Co. Ltd.	774,104	15,230
	Ogaki Kyoritsu Bank Ltd.	336,540	15,196
	Aichi Financial Group Inc.	1,766,325	15,186
	Japan Elevator Service Holdings Co. Ltd.	1,411,014	15,155
	Kiyo Bank Ltd.	550,327	15,152

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nippon Shinyaku Co. Ltd.	604,912	14,979
	Nippon Shokubai Co. Ltd.	1,161,092	14,965
*,1	Metaplanet Inc.	11,951,000	14,921
[1]	OSG Corp.	659,889	14,878
	Bank of Nagoya Ltd.	402,132	14,873
	Tsumura & Co.	647,842	14,834
	Japan Logistics Fund Inc.	25,331	14,806
	Fuyo General Lease Co. Ltd.	566,045	14,749
	Max Co. Ltd.	1,390,136	14,654
	Fujimi Inc.	509,605	14,548
	K's Holdings Corp.	1,227,543	14,405
	Shikoku Electric Power Co. Inc.	1,586,023	14,400
	Nipro Corp.	1,477,733	14,343
	ARE Holdings Inc.	784,626	14,317
	Nichicon Corp.	548,315	14,260
	Union Tool Co.	100,541	14,238
	Japan Petroleum Exploration Co. Ltd.	1,443,225	14,145
	Senshu Ikeda Holdings Inc.	2,327,368	14,136
	MEITEC Group Holdings Inc.	734,549	14,079
	Nojima Corp.	1,719,452	14,062
	Musashino Bank Ltd.	900,889	14,043
	Tsubakimoto Chain Co.	881,358	13,990
	Hyakujushi Bank Ltd.	881,592	13,987
	Cosmos Pharmaceutical Corp.	367,808	13,966
	Awa Bank Ltd.	309,899	13,920
	Mitsui-Soko Holdings Co. Ltd.	666,301	13,916
	Kyoritsu Maintenance Co. Ltd.	741,788	13,897
	Taikisha Ltd.	445,948	13,737
	Takeuchi Manufacturing Co. Ltd.	311,998	13,707
	Pigeon Corp.	1,071,982	13,678
	LaSalle Logiport REIT	14,993	13,476
	H2O Retailing Corp.	758,650	13,401
	Amano Corp.	596,748	13,397
	House Foods Group Inc.	580,848	13,386
	Toho Holdings Co. Ltd.	556,635	13,386
	Nihon Kohden Corp.	1,501,006	13,246
	Kagome Co. Ltd.	816,146	13,232
	Tekscend Photomask Corp.	484,900	13,116
	NOK Corp.	726,818	13,036
	Calbee Inc.	717,921	13,032
[1]	NS Solutions Corp.	620,080	13,018
	NTN Corp.	5,263,339	13,008
	OKUMA Corp.	450,802	13,003
	Sotetsu Holdings Inc.	847,725	12,986
	Wacoal Holdings Corp.	473,271	12,861
	Towa Corp.	609,745	12,805
	Noritake Co. Ltd.	503,192	12,742
	Kanadevia Corp.	1,608,845	12,702
	Takuma Co. Ltd.	565,839	12,683
	Shikoku Kasei Holdings Corp.	574,830	12,635
	Goldwin Inc.	937,478	12,595
	AEON REIT Investment Corp.	16,583	12,557
	Nishi-Nippon Railroad Co. Ltd.	687,760	12,375
	Nikkiso Co. Ltd.	490,286	12,356
	Namura Shipbuilding Co. Ltd.	557,000	12,327
	PILLAR Corp.	182,049	12,271
*,1	Money Forward Inc.	453,323	12,247
	SHO-BOND Holdings Co. Ltd.	1,582,336	12,199
	Sumitomo Warehouse Co. Ltd.	528,658	12,185
	Comforia Residential REIT Inc.	19,022	12,096
[1]	Mitsubishi Motors Corp.	6,185,947	11,975
	Koei Tecmo Holdings Co. Ltd.	1,273,748	11,904
	Blue Zones Holdings Co. Ltd.	1,100,690	11,882
	Round One Corp.	1,649,141	11,859
[1]	Yoshinoya Holdings Co. Ltd.	612,851	11,803
	CCI Group Inc.	1,856,930	11,751
	TBS Holdings Inc.	303,262	11,695
	Aica Kogyo Co. Ltd.	510,375	11,629
*,1	Visional Inc.	242,227	11,625
	Mizuno Corp.	558,283	11,581

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Create Restaurants Holdings Inc.	2,553,336	11,575
	Frontier Real Estate Investment Corp.	23,314	11,540
	Tokai Tokyo Financial Holdings Inc.	2,466,504	11,523
	Hulic REIT Inc.	12,009	11,486
	Daiwa Securities Living Investments Corp.	18,588	11,390
	Kumagai Gumi Co. Ltd.	1,285,900	11,383
	Nextage Co. Ltd.	449,783	11,371
	Sumitomo Osaka Cement Co. Ltd.	297,462	11,203
	Nippn Corp.	645,319	11,130
	Tocalo Co. Ltd.	541,903	10,971
	GMO internet group Inc.	529,156	10,940
	Nihon M&A Center Holdings Inc.	2,779,184	10,937
	Glory Ltd.	451,772	10,932
	EDION Corp.	785,868	10,915
	Toyota Boshoku Corp.	828,595	10,912
	H.U. Group Holdings Inc.	536,853	10,907
	NTT UD REIT Investment Corp.	12,983	10,889
	Morinaga & Co. Ltd.	681,304	10,886
	Nakanishi Inc.	590,102	10,882
	Sawai Group Holdings Co. Ltd.	1,045,303	10,867
	Kanto Denka Kogyo Co. Ltd.	486,672	10,824
	Relo Group Inc.	879,681	10,817
	Acom Co. Ltd.	3,846,325	10,798
[1]	Hokkaido Electric Power Co. Inc.	1,878,036	10,766
[1]	Toridoll Holdings Corp.	452,776	10,693
	Yamaichi Electronics Co. Ltd.	177,912	10,678
	Mori Hills REIT Investment Corp. Class C	13,475	10,676
	Kitz Corp.	677,861	10,675
	Okasan Securities Group Inc.	1,775,048	10,572
	Sanyo Denki Co. Ltd.	259,788	10,568
	Seria Co. Ltd.	470,152	10,529
	Inabata & Co. Ltd.	438,835	10,525
	Katitas Co. Ltd.	513,063	10,502
	PALTAC Corp.	255,719	10,481
	Osaka Soda Co. Ltd.	893,965	10,467
[1]	Kusuri no Aoki Holdings Co. Ltd.	470,906	10,467
	Okumura Corp.	300,277	10,451
	Japan Securities Finance Co. Ltd.	721,638	10,434
	Mizuho Leasing Co. Ltd.	1,340,600	10,418
	Mori Trust REIT Inc.	22,763	10,418
	Japan Material Co. Ltd.	643,588	10,366
	NSD Co. Ltd.	681,205	10,350
	Yamanashi Chuo Bank Ltd.	268,927	10,350
	Musashi Seimitsu Industry Co. Ltd.	422,167	10,340
	Daiwa Office Investment Corp.	5,120	10,317
	Toho Bank Ltd.	2,132,582	10,270
	Oita Bank Ltd.	684,610	10,248
	Daiseki Co. Ltd.	421,139	10,220
	Fuji Oil Co. Ltd.	418,965	10,219
	Exedy Corp.	281,560	10,092
	Seiren Co. Ltd.	495,869	10,058
	Raito Kogyo Co. Ltd.	397,705	10,013
	Umios Corp.	1,241,664	9,998
	Duskin Co. Ltd.	372,294	9,993
	Megmilk Snow Brand Co. Ltd.	447,194	9,986
	OBIC Business Consultants Co. Ltd.	265,756	9,979
	Miyazaki Bank Ltd.	757,145	9,978
	Toei Co. Ltd.	278,130	9,894
[1]	Colowide Co. Ltd.	872,044	9,882
	Toagosei Co. Ltd.	915,896	9,866
	Nippon Light Metal Holdings Co. Ltd.	581,298	9,832
	Nihon Parkerizing Co. Ltd.	936,926	9,822
	MEC Co. Ltd.	143,394	9,772
	Ship Healthcare Holdings Inc.	729,645	9,745
	JVCKenwood Corp.	1,387,373	9,697
	Valor Holdings Co. Ltd.	403,235	9,694
	Fukuda Denshi Co. Ltd.	139,382	9,692
	AEON Financial Service Co. Ltd.	1,063,749	9,640
	Kanamoto Co. Ltd.	293,037	9,634
	Kose Holdings Corp.	310,546	9,628

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Rakus Co. Ltd.	1,639,630	9,604
	Saizeriya Co. Ltd.	287,427	9,599
	Pilot Corp.	913,872	9,533
	Okamura Corp.	674,739	9,532
	Nippon Soda Co. Ltd.	432,250	9,457
	Starts Corp. Inc.	336,337	9,411
	Kaga Electronics Co. Ltd.	360,414	9,408
	Mitsubishi Estate Logistics REIT Investment Corp.	12,686	9,341
	Yodoko Ltd.	1,174,555	9,330
	Hokuriku Electric Power Co.	1,734,013	9,318
	Nishimatsu Construction Co. Ltd.	283,898	9,315
	DCM Holdings Co. Ltd.	984,239	9,255
*,1	Sharp Corp.	2,293,994	9,227
	Chudenko Corp.	273,446	9,169
	Tokai Rika Co. Ltd.	495,141	9,074
	Japan Excellent Inc.	10,741	9,068
	Tokyu REIT Inc.	7,948	9,051
[1]	Nomura Micro Science Co. Ltd.	293,800	9,048
	Monogatari Corp.	307,562	9,019
	Toei Animation Co. Ltd.	598,300	8,964
	Ain Holdings Inc.	261,865	8,939
	San ju San Financial Group Inc.	835,488	8,934
	Dentsu Soken Inc.	674,670	8,928
	Tamron Co. Ltd.	1,240,828	8,861
	Seven Bank Ltd.	5,093,123	8,840
	Bic Camera Inc.	863,659	8,800
	JCU Corp.	183,836	8,765
	TOMONY Holdings Inc.	1,599,604	8,710
	Okinawa Cellular Telephone Co.	384,526	8,700
	YAMABIKO Corp.	370,354	8,697
	Nippon Densetsu Kogyo Co. Ltd.	318,255	8,650
	First Bank of Toyama Ltd.	548,307	8,645
	Kurabo Industries Ltd.	139,538	8,637
	Sangetsu Corp.	469,741	8,593
	Workman Co. Ltd.	203,500	8,572
	Arcs Co. Ltd.	408,568	8,544
	Ito En Ltd.	471,512	8,514
	NIPPON REIT Investment Corp.	16,481	8,499
	SMS Co. Ltd.	615,789	8,495
	Furuno Electric Co. Ltd.	239,738	8,488
	Tadano Ltd.	1,065,967	8,396
	Nippon Television Holdings Inc.	486,000	8,393
	Optex Group Co. Ltd.	321,487	8,370
[1]	Santec Holdings Corp.	49,493	8,367
	Fujibo Holdings Inc.	315,644	8,344
	Toyo Ink SC Holdings Co. Ltd.	311,915	8,343
	Daiei Kankyo Co. Ltd.	354,700	8,292
	Nippon Paper Industries Co. Ltd.	1,047,247	8,250
	Sakata Seed Corp.	318,993	8,214
	Takara Standard Co. Ltd.	428,337	8,212
	Riken Keiki Co. Ltd.	356,618	8,199
	Heiwa Real Estate REIT Inc.	9,856	8,154
	San-A Co. Ltd.	410,170	8,118
*	Sanken Electric Co. Ltd.	113,738	8,113
	PAL GROUP Holdings Co. Ltd.	896,160	8,106
	Leopalace21 Corp.	2,013,140	8,101
	Chugoku Marine Paints Ltd.	392,574	8,077
[1]	Seikoh Giken Co. Ltd.	41,400	8,055
	Yonex Co. Ltd.	562,259	8,047
	Toyobo Co. Ltd.	809,415	8,043
	DTS Corp.	1,292,108	7,981
	Itoham Yonekyu Holdings Inc.	275,302	7,958
	Furuya Metal Co. Ltd.	156,000	7,921
	Star Asia Investment Corp.	23,349	7,915
	As One Corp.	566,806	7,914
	Yokowo Co. Ltd.	206,624	7,898
	DeNA Co. Ltd.	521,305	7,882
	Kissei Pharmaceutical Co. Ltd.	311,658	7,866
	Hoshino Resorts REIT Inc.	5,317	7,858
	Simplex Holdings Inc.	1,356,920	7,854

Developed Markets Index Fund
		Shares	Market Value• ($000)
	KOMEDA Holdings Co. Ltd.	458,906	7,845
	Sansan Inc.	813,695	7,830
	Muninova Holdings Inc.	2,883,547	7,825
	Nisshin Oillio Group Ltd.	691,419	7,822
[1]	Kasumigaseki Capital Co. Ltd.	183,200	7,633
	TOKAI Holdings Corp.	1,060,887	7,510
	Kato Sangyo Co. Ltd.	204,121	7,498
	KYB Corp.	313,332	7,484
	Okinawa Financial Group Inc.	188,398	7,427
	Hosiden Corp.	441,990	7,408
	Open Up Group Inc.	624,846	7,396
	Mani Inc.	688,792	7,342
	Joyful Honda Co. Ltd.	526,249	7,339
	Fukuoka REIT Corp.	6,899	7,328
	Mitsubishi Pencil Co. Ltd.	436,776	7,291
	Itoki Corp.	439,100	7,203
	Kureha Corp.	301,412	7,193
	Akita Bank Ltd.	168,725	7,163
	Nippon Seiki Co. Ltd.	469,050	7,158
	Nittetsu Mining Co. Ltd.	496,480	7,125
	Iino Kaiun Kaisha Ltd.	822,179	7,078
	Daiichikosho Co. Ltd.	669,086	7,055
	Fukuyama Transporting Co. Ltd.	206,231	7,048
	TS Tech Co. Ltd.	656,490	7,038
	Global One Real Estate Investment Corp.	10,455	7,032
	Hioki EE Corp.	92,812	7,031
	Nippon Chemi-Con Corp.	203,972	7,009
	Nitto Kogyo Corp.	236,501	6,993
	Nippon Thompson Co. Ltd.	515,292	6,969
	Toa Corp.	537,864	6,953
	JAFCO Group Co. Ltd.	473,213	6,923
	Fukui Bank Ltd.	202,495	6,920
	Izumi Co. Ltd.	1,167,043	6,912
	DKS Co. Ltd.	89,742	6,903
	Chiba Kogyo Bank Ltd.	466,400	6,895
	Bank of Iwate Ltd.	541,892	6,893
	Bunka Shutter Co. Ltd.	581,078	6,892
	Valqua Ltd.	154,173	6,892
	TKC Corp.	326,812	6,883
	Kaken Pharmaceutical Co. Ltd.	290,406	6,873
	Taihei Dengyo Kaisha Ltd.	427,320	6,773
	Gunze Ltd.	281,712	6,721
*,1	SHIFT Inc.	1,610,290	6,720
*,1	ARCHION Corp.	3,769,807	6,701
	FCC Co. Ltd.	315,947	6,636
	Noritsu Koki Co. Ltd.	531,137	6,631
	FP Corp.	412,838	6,596
[1]	Fuji Media Holdings Inc.	279,333	6,592
*,1	Chiyoda Corp.	1,571,864	6,585
	Monex Group Inc.	1,687,441	6,520
	Yellow Hat Ltd.	599,066	6,498
	Shikoku Bank Ltd.	348,842	6,498
	Fuji Seal International Inc.	371,030	6,497
[1]	Shochiku Co. Ltd.	100,114	6,493
	Hamakyorex Co. Ltd.	574,136	6,439
	Pola Orbis Holdings Inc.	821,987	6,405
	Heiwa Corp.	517,518	6,371
	Topre Corp.	387,308	6,351
[1]	Toyo Tanso Co. Ltd.	137,878	6,349
	Totech Corp.	246,100	6,318
	Koa Corp.	347,507	6,308
	Shibuya Corp.	229,521	6,307
	Sakata INX Corp.	425,848	6,246
	Optorun Co. Ltd.	264,905	6,216
	U-Next Holdings Co. Ltd.	609,932	6,198
	World Co. Ltd.	627,994	6,189
	Ai Holdings Corp.	372,382	6,162
	T Hasegawa Co. Ltd.	312,226	6,150
*	PeptiDream Inc.	935,443	6,148
	Yamagata Bank Ltd.	280,106	6,135

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Central Glass Co. Ltd.	223,190	6,113
	Japan Aviation Electronics Industry Ltd.	425,166	6,103
	Maruzen Showa Unyu Co. Ltd.	133,646	6,084
	ARCLANDS Corp.	513,213	6,081
	Matsui Securities Co. Ltd.	1,024,172	6,081
	Shibaura Machine Co. Ltd.	217,348	6,070
	Shinmaywa Industries Ltd.	484,211	6,043
	San-Ai Obbli Co. Ltd.	468,387	6,036
	Trusco Nakayama Corp.	428,484	6,028
	Megachips Corp.	91,422	6,010
	JINS Holdings Inc.	119,734	5,938
	Menicon Co. Ltd.	579,177	5,926
	Toenec Corp.	424,815	5,925
	Tokyu Construction Co. Ltd.	812,066	5,904
	Wacom Co. Ltd.	1,230,535	5,880
	RS Technologies Co. Ltd.	129,130	5,876
	Heiwa Real Estate Co. Ltd.	396,010	5,875
	Yokogawa Bridge Holdings Corp.	334,571	5,870
	Procrea Holdings Inc.	253,736	5,844
	Life Corp.	358,904	5,840
	Nitta Corp.	159,700	5,836
	Tri Chemical Laboratories Inc.	267,059	5,814
	Mitsuboshi Belting Ltd.	237,761	5,804
	Tosei Corp.	553,804	5,793
	Systena Corp.	2,365,498	5,787
	Bank of the Ryukyus Ltd.	355,805	5,764
	Ohsho Food Service Corp.	328,464	5,763
[1]	Sun Corp.	108,300	5,745
	Fuji Kyuko Co. Ltd.	361,758	5,689
	Takasago International Corp.	820,555	5,688
	ASAHI YUKIZAI Corp.	127,687	5,687
	Toyo Gosei Co. Ltd.	54,694	5,668
[1]	Toyo Engineering Corp.	449,400	5,663
	Nihon Dengi Co. Ltd.	390,984	5,656
	MOS Food Services Inc.	251,869	5,654
	Towa Pharmaceutical Co. Ltd.	239,562	5,637
	Infomart Corp.	2,362,512	5,627
	Mitsui High-Tec Inc.	950,175	5,625
	Totetsu Kogyo Co. Ltd.	213,739	5,576
	Hochiki Corp.	462,728	5,561
	Ryoyo Ryosan Holdings Inc.	332,385	5,530
	Asahi Kogyosha Co. Ltd.	198,200	5,517
[1]	Tokyo Keiki Inc.	139,895	5,454
	Komeri Co. Ltd.	248,803	5,452
	Hankyu Hanshin REIT Inc.	6,370	5,444
	Ricoh Leasing Co. Ltd.	144,053	5,440
	Nachi-Fujikoshi Corp.	147,126	5,436
*	LIFENET INSURANCE CO.	563,900	5,424
	Npr Riken Corp.	225,126	5,401
	Konoike Transport Co. Ltd.	322,360	5,396
	Autobacs Seven Co. Ltd.	596,863	5,366
	Daio Paper Corp.	943,327	5,349
	Osaka Organic Chemical Industry Ltd.	143,662	5,338
	Shin Nippon Air Technologies Co. Ltd.	228,406	5,327
	Jaccs Co. Ltd.	244,323	5,319
	KH Neochem Co. Ltd.	289,145	5,314
	Itochu Enex Co. Ltd.	430,974	5,310
	Nohmi Bosai Ltd.	209,381	5,298
	Yurtec Corp.	353,557	5,294
	Aichi Steel Corp.	283,540	5,281
	Shin-Etsu Polymer Co. Ltd.	353,425	5,275
[1]	S&B Foods Inc.	162,700	5,257
	Happinet Corp.	281,740	5,251
	Ariake Japan Co. Ltd.	169,430	5,247
	Nomura Co. Ltd.	781,757	5,233
	Elecom Co. Ltd.	473,648	5,223
	Central Automotive Products Ltd.	417,441	5,214
	Idec Corp.	257,771	5,211
	Uchida Yoko Co. Ltd.	424,325	5,207
	Japan Wool Textile Co. Ltd.	491,127	5,184

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Morita Holdings Corp.	345,146	5,177
	Yokorei Co. Ltd.	401,068	5,173
	Tochigi Bank Ltd.	893,133	5,161
	& ST HD Co. Ltd.	240,997	5,142
	Financial Partners Group Co. Ltd.	538,308	5,133
	Bank of Saga Ltd.	157,057	5,131
	Matsuda Sangyo Co. Ltd.	144,637	5,131
	Heiwado Co. Ltd.	328,492	5,114
	Aoyama Trading Co. Ltd.	1,197,216	5,081
	Sodick Co. Ltd.	422,087	5,081
	Senshu Electric Co. Ltd.	116,418	5,070
[1]	Ise Chemicals Corp.	182,800	5,057
	Mixi Inc.	303,083	5,056
	Enplas Corp.	63,090	5,030
[1]	Hokuetsu Corp.	928,254	5,030
[1]	OSAKA Titanium Technologies Co. Ltd.	296,380	5,027
	MIRARTH Real Estate Investment Corp.	9,838	5,014
	Ishihara Sangyo Kaisha Ltd.	283,597	5,013
	Furukawa Co. Ltd.	226,516	5,002
	Hibiya Engineering Ltd.	260,904	4,986
	Japan Pulp & Paper Co. Ltd.	752,330	4,970
	Onward Holdings Co. Ltd.	1,107,470	4,959
	Eiken Chemical Co. Ltd.	315,634	4,958
	Shoei Co. Ltd.	451,972	4,952
	Ichigo Office REIT Investment Corp.	8,593	4,927
[1]	Sakura Internet Inc.	268,200	4,911
	Tsurumi Manufacturing Co. Ltd.	340,494	4,900
	ESPEC Corp.	185,472	4,876
	Create SD Holdings Co. Ltd.	243,404	4,874
	IDOM Inc.	572,195	4,808
	METAWATER Co. Ltd.	232,535	4,799
	Nippon Signal Co. Ltd.	492,941	4,794
	Tokyo Steel Manufacturing Co. Ltd.	459,915	4,784
	JMDC Inc.	268,000	4,774
	Transcosmos Inc.	215,161	4,771
	GungHo Online Entertainment Inc.	353,418	4,768
	Arisawa Manufacturing Co. Ltd.	294,000	4,768
	Funai Soken Holdings Inc.	723,464	4,758
	TRE Holdings Corp.	367,781	4,750
	Zacros Corp.	553,680	4,732
	Techno Ryowa Ltd.	132,602	4,726
	A&D HOLON Holdings Co. Ltd.	262,700	4,708
	Justsystems Corp.	207,460	4,691
	Galilei Co. Ltd.	229,186	4,675
	Fujita Kanko Inc.	395,235	4,655
	Kurimoto Ltd.	544,420	4,644
[1]	Royal Holdings Co. Ltd.	616,660	4,638
	Joshin Corp.	191,308	4,637
	Restar Corp.	177,327	4,608
	Takaoka Toko Co. Ltd.	97,840	4,595
	Doutor Nichires Holdings Co. Ltd.	274,276	4,584
	V Technology Co. Ltd.	79,953	4,556
	JSB Co. Ltd.	81,900	4,534
	Earth Corp.	156,535	4,522
	Nishio Holdings Co. Ltd.	185,385	4,494
	Premium Group Co. Ltd.	349,300	4,493
	Hirata Corp.	239,022	4,477
	Belc Co. Ltd.	111,402	4,459
	Meisei Industrial Co. Ltd.	388,323	4,428
	Eizo Corp.	288,154	4,426
	SOSiLA Logistics REIT Inc.	6,333	4,423
	TPR Co. Ltd.	511,650	4,418
	Yuasa Co. Ltd.	135,011	4,415
	Yamazen Corp.	421,144	4,372
	Maeda Kosen Co. Ltd.	401,954	4,370
	Maxell Ltd.	330,791	4,368
	Nissei ASB Machine Co. Ltd.	77,520	4,359
	Argo Graphics Inc.	583,004	4,352
	Alconix Corp.	281,429	4,345
	BML Inc.	195,730	4,344

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kohnan Shoji Co. Ltd.	167,547	4,344
	Nichiha Corp.	230,143	4,339
	Ichigo Inc.	1,599,216	4,335
	Mirai Corp.	16,805	4,323
	Showa Sangyo Co. Ltd.	205,757	4,296
	Axial Retailing Inc.	623,176	4,281
	Noevir Holdings Co. Ltd.	158,384	4,281
	Teikoku Sen-I Co. Ltd.	202,631	4,266
	Wakita & Co. Ltd.	397,468	4,246
*	Nxera Pharma Co. Ltd.	693,000	4,241
	Toshiba TEC Corp.	240,388	4,232
	CRE Logistics REIT Inc.	4,891	4,229
	Sakai Chemical Industry Co. Ltd.	143,992	4,162
[1]	Anycolor Inc.	299,000	4,141
	Keihanshin Building Co. Ltd.	618,224	4,139
	NS United Kaiun Kaisha Ltd.	103,827	4,134
	Noritz Corp.	292,790	4,127
	Mochida Pharmaceutical Co. Ltd.	209,162	4,120
	Daido Metal Co. Ltd.	393,356	4,103
	Seika Corp.	241,392	4,101
	Tamura Corp.	698,661	4,097
[1]	Eagle Industry Co. Ltd.	231,349	4,093
	Nishikawa Rubber Co. Ltd.	220,167	4,092
	Plus Alpha Consulting Co. Ltd.	248,053	4,091
	Konishi Co. Ltd.	447,388	4,088
	Tokyo Electron Device Ltd.	168,667	4,084
	Orient Corp.	777,369	4,079
	SBS Holdings Inc.	152,893	4,079
	Ehime Bank Ltd.	307,570	4,078
	Hosokawa Micron Corp.	133,186	4,046
	Tokyotokeiba Co. Ltd.	135,582	4,042
	Nishimatsuya Chain Co. Ltd.	333,375	4,002
[1]	Kura Sushi Inc.	400,260	3,962
	TechMatrix Corp.	375,058	3,960
	Anicom Holdings Inc.	523,380	3,954
	Sekisui Jushi Corp.	247,623	3,945
	Zuken Inc.	138,566	3,930
	Japan Lifeline Co. Ltd.	490,019	3,914
	Riken Technos Corp.	373,919	3,910
	United Super Markets Holdings Inc.	791,148	3,899
	Riken Vitamin Co. Ltd.	206,218	3,893
	Hiday Hidaka Corp.	247,485	3,882
	Tachi-S Co. Ltd.	295,432	3,876
	Doshisha Co. Ltd.	220,836	3,873
	Yondenko Corp.	303,600	3,872
	Ki-Star Real Estate Co. Ltd.	168,342	3,851
	TV Asahi Holdings Corp.	198,203	3,850
	Kyokuto Kaihatsu Kogyo Co. Ltd.	293,367	3,847
	Okamoto Industries Inc.	117,578	3,827
[1]	Ichibanya Co. Ltd.	709,330	3,826
	TOA ROAD Corp.	400,760	3,826
	Mitsuuroko Group Holdings Co. Ltd.	316,014	3,825
	One REIT Inc.	8,289	3,822
	Saibu Gas Holdings Co. Ltd.	275,237	3,821
	Tsukishima Holdings Co. Ltd.	235,706	3,813
	Takamatsu Construction Group Co. Ltd.	170,582	3,792
	JBCC Holdings Inc.	493,200	3,787
	Matsuya Co. Ltd.	350,647	3,784
	Komori Corp.	403,950	3,746
	Milbon Co. Ltd.	228,319	3,743
	Daiichi Jitsugyo Co. Ltd.	195,969	3,703
	Marusan Securities Co. Ltd.	557,919	3,703
	Arata Corp.	240,386	3,702
	Lifedrink Co. Inc.	365,496	3,683
	Stella Chemifa Corp.	89,495	3,669
	Kamei Corp.	173,792	3,664
	JAC Recruitment Co. Ltd.	695,756	3,664
	Sanyo Chemical Industries Ltd.	119,520	3,613
	Token Corp.	45,856	3,586
	Sinko Industries Ltd.	461,814	3,577

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Future Corp.	378,176	3,570
[1]	Dip Corp.	306,889	3,525
	ZERIA Pharmaceutical Co. Ltd.	278,718	3,507
[1]	Fixstars Corp.	239,250	3,500
	Aisan Industry Co. Ltd.	297,083	3,491
[1]	Kisoji Co. Ltd.	243,219	3,487
	Fuji Co. Ltd.	283,518	3,469
	Oiles Corp.	202,066	3,454
	Sato Corp.	234,458	3,436
	Nissan Shatai Co. Ltd.	586,441	3,434
	Denyo Co. Ltd.	153,617	3,432
	Ryobi Ltd.	213,111	3,426
	M&A Capital Partners Co. Ltd.	161,870	3,423
	Asanuma Corp.	655,300	3,410
	Yamae Group Holdings Co. Ltd.	193,300	3,410
	Prestige International Inc.	852,211	3,396
	Sakai Moving Service Co. Ltd.	189,312	3,395
	Sun Frontier Fudousan Co. Ltd.	226,057	3,388
	Tanseisha Co. Ltd.	400,379	3,372
	Nippon Yakin Kogyo Co. Ltd.	116,437	3,367
	Appier Group Inc.	671,300	3,367
	Vital KSK Holdings Inc.	358,615	3,352
	Bando Chemical Industries Ltd.	245,085	3,345
	Kumiai Chemical Industry Co. Ltd.	754,316	3,339
	Anest Iwata Corp.	319,065	3,334
	G-Tekt Corp.	260,701	3,330
	Nichireki Group Co. Ltd.	257,202	3,325
	Shinnihon Corp.	259,848	3,319
	Roland Corp.	129,718	3,309
	Sumitomo Seika Chemicals Co. Ltd.	419,390	3,301
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	507,360	3,296
	Aucnet Inc.	389,200	3,293
	UT Group Co. Ltd.	3,072,390	3,288
	Kawada Technologies Inc.	405,703	3,280
	eGuarantee Inc.	308,375	3,279
	Sala Corp.	494,092	3,274
	CTI Engineering Co. Ltd.	185,100	3,256
	Genky DrugStores Co. Ltd.	155,320	3,238
	Raiznext Corp.	231,900	3,234
	AOKI Holdings Inc.	319,725	3,233
	Hokkaido Gas Co. Ltd.	691,430	3,227
	Press Kogyo Co. Ltd.	665,339	3,212
	Nissha Co. Ltd.	377,532	3,200
	Nippon Ceramic Co. Ltd.	137,115	3,187
	Torishima Pump Manufacturing Co. Ltd.	182,594	3,176
	TSI Holdings Co. Ltd.	444,749	3,172
	United Arrows Ltd.	215,036	3,154
	Kameda Seika Co. Ltd.	418,590	3,144
[1]	Japan Investment Adviser Co. Ltd.	249,500	3,140
	Pack Corp.	376,101	3,136
	J Trust Co. Ltd.	619,685	3,130
	Weathernews Inc.	253,136	3,123
	Hakuto Co. Ltd.	110,857	3,121
	Yahagi Construction Co. Ltd.	275,829	3,105
	Tokai Corp.	215,968	3,098
[1]	Asahi Diamond Industrial Co. Ltd.	410,774	3,097
	Prima Meat Packers Ltd.	212,779	3,088
	Nippon Carbon Co. Ltd.	107,888	3,085
[1]	Ringer Hut Co. Ltd.	230,141	3,084
[1]	Cybozu Inc.	218,532	3,054
	Tokushu Tokai Paper Co. Ltd.	264,618	3,051
	Murakami Corp.	73,414	3,049
	Aida Engineering Ltd.	427,640	3,047
	Imperial Hotel Ltd.	495,400	3,044
	Sintokogio Ltd.	408,446	3,031
	Shizuoka Gas Co. Ltd.	392,172	3,029
	Oyo Corp.	175,703	3,015
	Futaba Industrial Co. Ltd.	517,028	3,007
	ASKA Pharmaceutical Holdings Co. Ltd.	210,005	2,988
	Teikoku Corp.	154,868	2,986

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Nippon Sheet Glass Co. Ltd.	1,003,243	2,984
	Shinagawa Refra Co. Ltd.	250,544	2,984
	Starzen Co. Ltd.	403,080	2,982
	Nippon Kanzai Holdings Co. Ltd.	182,541	2,980
	Japan Transcity Corp.	427,688	2,973
	Fukuda Corp.	129,670	2,959
	Mitani Sekisan Co. Ltd.	306,548	2,905
[1]	Koshidaka Holdings Co. Ltd.	490,516	2,903
	Katakura Industries Co. Ltd.	193,510	2,895
	HIS Co. Ltd.	480,044	2,890
	Iriso Electronics Co. Ltd.	160,033	2,890
[1]	West Holdings Corp.	195,800	2,889
	Shibusawa Logistics Corp.	294,820	2,884
	Tachibana Eletech Co. Ltd.	144,106	2,882
	Computer Engineering & Consulting Ltd.	221,104	2,874
[1]	Matsuyafoods Holdings Co. Ltd.	97,783	2,874
	Mitsui DM Sugar Co. Ltd.	144,784	2,865
	Shofu Inc.	229,064	2,861
	Okura Industrial Co. Ltd.	96,897	2,857
	WingArc1st Inc.	197,348	2,852
[1]	Shoei Foods Corp.	112,264	2,847
	K&O Energy Group Inc.	241,504	2,839
	Kyosan Electric Manufacturing Co. Ltd.	487,304	2,828
	Tsuburaya Fields Holdings Inc.	328,558	2,819
	Towa Bank Ltd.	311,777	2,818
	Kyokuyo Co. Ltd.	104,316	2,812
	RYODEN Corp.	113,076	2,790
	UNISOL Holdings Corp.	209,879	2,786
	Bell System24 Holdings Inc.	333,603	2,782
	Nippon Parking Development Co. Ltd. Class C	1,793,331	2,776
[1]	BRONCO BILLY Co. Ltd.	204,124	2,769
	Daiki Aluminium Industry Co. Ltd.	298,580	2,751
*,1	PKSHA Technology Inc.	166,066	2,751
	Vector Inc.	252,990	2,741
	Kyorin Pharmaceutical Co. Ltd.	383,606	2,731
	Sumida Corp.	320,473	2,727
[1]	Obara Group Inc.	72,092	2,713
[1]	Nagawa Co. Ltd.	88,053	2,707
	Osaki Electric Co. Ltd.	292,530	2,706
[1]	Sagami Holdings Corp.	267,267	2,700
	Mitsuba Corp.	369,525	2,680
*,1	Japan Display Inc.	7,760,172	2,677
	Broadleaf Co. Ltd.	1,104,056	2,674
	m-up Holdings Inc.	602,100	2,660
*	RENOVA Inc.	435,079	2,654
	S Foods Inc.	162,788	2,648
	Goldcrest Co. Ltd.	131,653	2,646
	Geo Holdings Corp.	211,448	2,635
	Vision Inc.	439,407	2,631
	KPP Group Holdings Co. Ltd.	413,800	2,631
*,1	Medley Inc.	210,200	2,624
	Belluna Co. Ltd.	445,388	2,604
[1]	Cawachi Ltd.	121,031	2,600
	Marudai Food Co. Ltd.	188,743	2,599
	Tokyo Energy & Systems Inc.	200,080	2,588
[1]	Oisix ra daichi Inc.	277,459	2,584
	Transaction Co. Ltd.	298,200	2,581
	GLOBERIDE Inc.	179,031	2,580
[1]	DyDo Group Holdings Inc.	156,298	2,568
	Toyo Corp.	213,349	2,563
	Health Care & Medical Investment Corp.	3,722	2,555
	Tomoku Co. Ltd.	106,505	2,549
	Ichiyoshi Securities Co. Ltd.	290,946	2,537
	Tekken Corp.	93,688	2,526
	Nippon Beet Sugar Manufacturing Co. Ltd.	85,170	2,504
*,1	Atom Corp.	1,083,340	2,490
[1]	Yondoshi Holdings Inc.	207,059	2,482
	Zojirushi Corp.	300,353	2,471
	Okinawa Electric Power Co. Inc.	440,963	2,463
	Mirarth Holdings Inc.	995,845	2,462

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Tama Home Co. Ltd.	131,833	2,460
	HI-LEX Corp.	197,691	2,460
	Starts Proceed Investment Corp.	2,108	2,453
	Mitsubishi Research Institute Inc.	89,479	2,452
	Koatsu Gas Kogyo Co. Ltd.	361,289	2,441
	Chofu Seisakusho Co. Ltd.	198,962	2,438
	Nippon Rietec Co. Ltd.	145,397	2,436
	SRA Holdings	88,123	2,411
	Topy Industries Ltd.	143,751	2,409
	Unipres Corp.	321,605	2,406
[1]	Miyaji Engineering Group Inc.	254,480	2,406
	VT Holdings Co. Ltd.	867,477	2,404
	Siix Corp.	297,474	2,404
	Chubu Shiryo Co. Ltd.	210,410	2,395
	AZ-COM MARUWA Holdings Inc.	483,382	2,386
	CMK Corp.	583,939	2,383
	Cresco Ltd.	266,837	2,381
[1]	Gift Holdings Inc.	92,100	2,379
	Curves Holdings Co. Ltd.	419,345	2,376
	Kyokuto Securities Co. Ltd.	245,559	2,368
	Nippon Denko Co. Ltd.	873,427	2,352
	Sparx Group Co. Ltd.	170,887	2,325
	J-Oil Mills Inc.	184,419	2,319
	Strike Group Co. Ltd.	297,618	2,308
	Iwaki Co. Ltd.	99,200	2,308
	Daikyonishikawa Corp.	372,188	2,301
	Daiwa Industries Ltd.	226,918	2,298
	Altech Corp.	489,600	2,298
	Chori Co. Ltd.	96,572	2,295
	ES-Con Japan Ltd.	343,651	2,284
	Tosei REIT Investment Corp.	2,757	2,280
*,1	Kappa Create Co. Ltd.	250,039	2,277
[1]	Tess Holdings Co. Ltd.	385,261	2,243
	Digital Arts Inc.	97,485	2,236
	Arakawa Chemical Industries Ltd.	171,149	2,234
	Hokuto Corp.	198,512	2,232
[1]	Aeon Hokkaido Corp.	426,122	2,188
	Nittoku Co. Ltd.	121,100	2,186
[1]	ASKUL Corp.	297,202	2,183
	Seikitokyu Kogyo Co. Ltd.	243,900	2,182
	Kojima Co. Ltd.	272,655	2,181
	Nichiden Corp.	137,383	2,180
	Aichi Corp.	260,284	2,176
[1]	Fujio Food Group Inc.	318,905	2,175
	LITALICO Inc.	220,952	2,155
[1]	Kosaido Holdings Co. Ltd.	617,600	2,152
[1]	Japan Engine Corp.	44,300	2,152
	GMO Financial Holdings Inc.	353,600	2,151
	Mars Group Holdings Corp.	118,196	2,148
	Halows Co. Ltd.	93,394	2,141
	Fujicco Co. Ltd.	232,244	2,138
	Pacific Metals Co. Ltd.	158,458	2,133
	Airman Corp.	188,600	2,132
	PHC Holdings Corp.	334,198	2,120
	Toyo Kanetsu KK	138,942	2,099
[1]	Chuo Spring Co. Ltd.	89,680	2,098
	Fudo Tetra Corp.	123,907	2,091
	Retail Partners Co. Ltd.	251,535	2,089
	NEC Capital Solutions Ltd.	84,430	2,077
	Sankei Real Estate Inc.	2,964	2,076
	Hoosiers Holdings Co. Ltd.	281,837	2,071
	St. Marc Holdings Co. Ltd.	133,069	2,060
	ESCON Japan REIT Investment Corp.	2,886	2,057
	Nihon Nohyaku Co. Ltd.	331,563	2,052
	JCR Pharmaceuticals Co. Ltd.	715,249	2,048
	Nagaileben Co. Ltd.	189,781	2,045
	PS Construction Co. Ltd.	148,923	2,038
	Aiphone Co. Ltd.	122,745	2,033
	Taki Chemical Co. Ltd.	70,367	2,028
[1]	euglena Co. Ltd.	986,125	2,017

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hisaka Works Ltd.	188,959	2,013
	Iseki & Co. Ltd.	186,729	2,011
	JDC Corp.	623,419	2,010
[1]	Key Coffee Inc.	164,519	1,993
	Komehyo Holdings Co. Ltd.	65,700	1,984
	Digital Garage Inc.	166,752	1,958
	Eslead Corp.	64,900	1,956
	Neturen Co. Ltd.	243,419	1,930
	baudroie Inc.	118,198	1,927
	Ines Corp.	144,950	1,909
	Avex Inc.	257,891	1,908
	SIGMAXYZ Holdings Inc.	573,184	1,903
	Cosel Co. Ltd.	203,965	1,902
	Kyodo Printing Co. Ltd.	194,884	1,899
[1]	Alpen Co. Ltd.	150,191	1,896
	Shinwa Co. Ltd.	95,812	1,895
	Feed One Co. Ltd.	249,635	1,889
	Sinanen Holdings Co. Ltd.	45,126	1,885
[1]	Shinko Shoji Co. Ltd.	190,946	1,871
[1]	Genki Global Dining Concepts Corp.	95,640	1,871
	Intage Holdings Inc.	174,576	1,859
	Chubu Steel Plate Co. Ltd.	151,600	1,858
[1]	KeePer Technical Laboratory Co. Ltd.	110,733	1,857
	Septeni Holdings Co. Ltd.	674,700	1,856
	Kyoei Steel Ltd.	171,832	1,851
	Tayca Corp.	126,154	1,847
	FIDEA Holdings Co. Ltd.	151,155	1,824
	Riso Kagaku Corp.	301,756	1,814
	Mie Kotsu Group Holdings Inc.	558,537	1,814
	Toa Corp. (XTKS)	187,091	1,813
	Oriental Shiraishi Corp.	867,376	1,806
	Shinsho Corp.	121,416	1,799
	Nihon Tokushu Toryo Co. Ltd.	123,720	1,794
	Samty Residential Investment Corp.	3,020	1,791
[1]	Sanyo Electric Railway Co. Ltd.	149,720	1,784
	Kanaden Corp.	113,906	1,774
	Nippon Fine Chemical Co. Ltd.	112,601	1,774
[1]	Giken Ltd.	163,289	1,773
	Insource Co. Ltd.	468,080	1,767
	France Bed Holdings Co. Ltd.	232,675	1,764
	JM Holdings Co. Ltd.	232,738	1,753
	Okabe Co. Ltd.	317,287	1,747
	Maxvalu Tokai Co. Ltd.	88,965	1,739
	Wellneo Sugar Co. Ltd.	108,947	1,737
	Sanshin Electronics Co. Ltd.	102,311	1,731
	Aizawa Securities Group Co. Ltd.	187,307	1,731
	Warabeya Nichiyo Holdings Co. Ltd.	105,896	1,722
	Qol Holdings Co. Ltd.	148,571	1,708
	en Japan Inc.	242,404	1,703
[1]	Change Holdings Inc.	305,289	1,702
	Fukui Computer Holdings Inc.	88,944	1,692
[1]	Rock Field Co. Ltd.	208,405	1,688
	Miroku Jyoho Service Co. Ltd.	157,748	1,687
	Rheon Automatic Machinery Co. Ltd.	185,842	1,686
	Dai Nippon Toryo Co. Ltd.	203,805	1,681
	Zenrin Co. Ltd.	313,363	1,675
[1]	Link & Motivation Inc.	493,659	1,672
	JP-Holdings Inc.	461,903	1,660
	Daito Pharmaceutical Co. Ltd.	217,800	1,655
	JSP Corp.	106,824	1,648
	TOC Co. Ltd.	275,612	1,633
[1]	Godo Steel Ltd.	101,251	1,613
	Hokkan Holdings Ltd.	112,129	1,612
[1]	Buffalo Inc.	106,580	1,609
	Shindengen Electric Manufacturing Co. Ltd.	68,058	1,599
	SRE Holdings Corp.	109,464	1,598
	Fuji Pharma Co. Ltd.	129,413	1,595
*,1	Osaka Steel Co. Ltd.	112,826	1,590
[1]	Inui Global Logistics Co. Ltd.	179,353	1,590
	Gakken Holdings Co. Ltd.	256,474	1,577

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hodogaya Chemical Co. Ltd.	121,836	1,571
[1]	Ministop Co. Ltd.	136,483	1,568
[1]	Remixpoint Inc.	1,403,438	1,564
	Business Engineering Corp.	254,300	1,553
	Seikagaku Corp.	350,434	1,551
[1]	Istyle Inc.	664,267	1,542
[1]	Pasona Group Inc.	163,792	1,516
	Onoken Co. Ltd.	180,559	1,487
	Comture Corp.	187,449	1,485
[1]	Sanoh Industrial Co. Ltd.	247,865	1,459
	Software Service Inc.	22,100	1,457
[1]	Tohokushinsha Film Corp.	454,000	1,456
	TDC Soft Inc.	260,025	1,449
[1]	Kanro Inc.	213,800	1,439
	Icom Inc.	75,868	1,432
	grems Inc.	95,155	1,424
[1]	Mirai Industry Co. Ltd.	74,400	1,416
	CAC Holdings Corp.	131,160	1,410
	Moriroku Co. Ltd.	96,003	1,396
	GREE Holdings Inc.	599,294	1,391
	Chiyoda Co. Ltd.	229,835	1,386
[1]	eRex Co. Ltd.	301,721	1,386
[1]	Midac Holdings Co. Ltd.	109,956	1,381
	Piolax Inc.	143,081	1,380
	Nichiban Co. Ltd.	119,109	1,374
	G-7 Holdings Inc.	160,859	1,358
	Shin Nippon Biomedical Laboratories Ltd.	187,921	1,339
	Shimojima Co. Ltd.	161,372	1,326
	COLOPL Inc.	577,226	1,309
	Asahi Co. Ltd.	164,110	1,305
	Avant Group Corp.	193,700	1,302
	Xebio Holdings Co. Ltd.	200,633	1,301
	Kenko Mayonnaise Co. Ltd.	105,801	1,299
	I'll Inc.	94,985	1,295
[1]	Quants Research Institute Holdings Inc.	237,513	1,283
[1]	Shima Seiki Manufacturing Ltd.	239,707	1,278
	Daikokutenbussan Co. Ltd.	48,068	1,259
	Akatsuki Inc.	69,702	1,244
	Nafco Co. Ltd.	93,800	1,237
	YAKUODO Holdings Co. Ltd.	118,772	1,223
[1]	Fujiya Co. Ltd.	84,299	1,221
	Alpha Systems Inc.	59,538	1,212
	Komatsu Matere Co. Ltd.	275,864	1,206
	Maezawa Kyuso Industries Co. Ltd.	130,354	1,205
	Yukiguni Factory Co. Ltd.	172,369	1,196
	Kanagawa Chuo Kotsu Co. Ltd.	54,471	1,191
	KNT-CT Holdings Co. Ltd.	107,969	1,191
	Softcreate Holdings Corp.	111,366	1,191
	Futaba Corp.	345,911	1,187
[1]	Aeon Fantasy Co. Ltd.	73,773	1,179
[1]	YA-MAN Ltd.	251,148	1,166
	Nakayama Steel Works Ltd.	313,163	1,164
	Cleanup Corp.	206,888	1,163
	Central Security Patrols Co. Ltd.	73,215	1,161
	World Holdings Co. Ltd.	75,835	1,152
*	Net Protections Holdings Inc.	537,300	1,146
	Tv Tokyo Holdings Corp.	50,883	1,140
	ST Corp.	123,118	1,130
	FULLCAST Holdings Co. Ltd.	121,218	1,128
[1]	Honeys Holdings Co. Ltd.	131,390	1,126
	Sankyo Seiko Co. Ltd.	236,436	1,120
	Airport Facilities Co. Ltd.	195,162	1,118
[1]	Yamashin-Filter Corp.	358,744	1,112
	Nippon Sharyo Ltd.	56,431	1,102
[1]	Central Sports Co. Ltd.	75,529	1,099
	Kintetsu Department Store Co. Ltd.	96,918	1,091
	CTS Co. Ltd.	210,028	1,079
*,1	giftee Inc.	170,030	1,060
[1]	Daikoku Denki Co. Ltd.	76,800	1,058
	Daiho Corp.	222,025	1,035

Developed Markets Index Fund
		Shares	Market Value• ($000)
	WATAMI Co. Ltd.	179,058	1,032
[1]	Studio Alice Co. Ltd.	87,834	1,004
	Okuwa Co. Ltd.	212,044	997
[1]	FP Partner Inc.	75,023	994
	LEC Inc.	173,590	993
[1]	Inaba Seisakusho Co. Ltd.	90,413	987
	ZIGExN Co. Ltd.	417,130	983
	Ichikoh Industries Ltd.	316,094	980
[1]	EM Systems Co. Ltd.	317,049	958
[1]	Base Co. Ltd.	51,606	912
*,1	Nippon Coke & Engineering Co. Ltd.	1,547,050	908
	Artnature Inc.	169,782	903
	Chiyoda Integre Co. Ltd.	45,647	899
	Oro Co. Ltd.	73,922	893
	Nitto Kohki Co. Ltd.	85,400	891
	Gecoss Corp.	93,335	889
	Rokko Butter Co. Ltd.	134,986	888
	Pronexus Inc.	131,344	885
[1]	PIA Corp.	57,053	881
[1]	Gamecard Holdings Inc	56,000	852
[1]	TerraSky Co. Ltd.	60,246	843
	Amuse Inc.	75,394	839
[1]	Riso Kyoiku Group Corp.	644,822	795
	WDB Holdings Co. Ltd.	74,162	795
[1]	Management Solutions Co. Ltd.	96,365	773
	Yorozu Corp.	148,414	761
	Elan Corp.	164,386	756
[1]	Amvis Holdings Inc.	366,715	754
[1]	Sumiseki Holdings Inc.	232,500	753
*	Universal Entertainment Corp.	185,226	724
	LIFULL Co. Ltd.	590,403	716
	Marvelous Inc.	268,795	701
	Corona Corp.	110,686	658
	Yushin Co.	152,300	648
[1]	SBI ARUHI Corp.	126,295	611
	GMO GlobalSign Holdings KK	49,241	600
	Kanamic Network Co. Ltd.	199,106	595
	FAN Communications Inc.	229,644	565
	Nisso Holdings Co. Ltd.	157,507	565
	Tosho Co. Ltd.	121,563	562
	Advan Group Co. Ltd.	97,992	538
	Shimadaya Corp.	53,290	537
	Nihon Trim Co. Ltd.	19,019	525
[1]	Daisyo Corp.	76,091	501
[1]	Media Do Co. Ltd.	54,088	437
*,1	Optim Corp.	175,693	429
	Tsutsumi Jewelry Co. Ltd.	26,470	419
	CHIMNEY Co. Ltd.	15,204	102
			66,056,382
Netherlands (4.2%)
	ASML Holding NV	3,773,498	7,472,188
	ING Groep NV	28,129,948	887,593
	ASM International NV	455,542	523,865
	Prosus NV	11,820,461	513,642
	Koninklijke Ahold Delhaize NV	8,673,775	349,253
	ArcelorMittal SA	4,122,098	248,534
	ABN AMRO Bank NV	5,841,822	248,463
*,2	Adyen NV	260,063	243,970
	BE Semiconductor Industries NV	690,066	227,896
	NN Group NV	2,568,955	225,217
	Heineken NV	2,610,601	219,193
	Koninklijke Philips NV	7,791,254	211,880
	Universal Music Group NV	9,985,871	209,199
	Koninklijke KPN NV	37,399,759	184,709
	DSM-Firmenich AG	1,805,906	171,412
	Wolters Kluwer NV	2,248,887	145,412
	ASR Nederland NV	1,510,126	114,046
	Akzo Nobel NV	1,675,706	113,958
	Aegon Ltd.	12,611,471	107,328

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Heineken Holding NV	1,010,770	76,970
*	Magnum Ice Cream Co. NV (AQEU)	4,191,425	72,825
	EXOR NV	850,853	65,185
	IMCD NV	563,007	50,909
*	InPost SA	2,547,468	44,894
	SBM Offshore NV	1,247,686	43,134
	Aalberts NV	928,698	41,463
	Koninklijke BAM Groep NV	2,517,290	35,313
	Allfunds Group plc	3,431,798	32,982
	HAL Trust	166,036	31,307
[1]	Randstad NV	1,059,177	30,584
	Koninklijke Heijmans NV	233,116	30,421
[2]	CVC Capital Partners plc	2,080,356	30,264
	Koninklijke Vopak NV	529,500	27,573
	Arcadis NV	627,297	24,111
	Van Lanschot Kempen NV	314,947	23,944
[2]	CTP NV	1,282,110	23,399
[2]	Signify NV	1,122,797	21,442
*,1	CSG NV	1,463,792	21,363
	APERAM SA	417,090	20,286
*,2	Basic-Fit NV	508,030	18,941
	TKH Group NV	342,203	17,099
*	Lakefront Biotherapeutics NV	483,750	14,477
	Corbion NV	565,905	13,029
	Eurocommercial Properties NV	412,912	12,876
	Fugro NV	1,046,437	11,319
	Havas NV	556,412	10,863
[1]	Theon International plc	309,845	10,576
*	Flow Traders Ltd.	323,580	9,540
	Wereldhave NV	352,373	8,017
*,1	OCI NV	948,281	4,368
	PostNL NV	3,265,264	3,436
*	TomTom NV	569,093	3,026
	Sligro Food Group NV	216,293	2,796
			13,306,490
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd. Class C	5,650,758	125,528
	Infratil Ltd.	9,009,635	79,034
	Auckland International Airport Ltd.	15,985,984	75,885
	Contact Energy Ltd.	9,378,172	49,664
	Meridian Energy Ltd.	12,420,641	41,087
	Mainfreight Ltd.	778,149	27,464
	Mercury NZ Ltd.	6,544,530	25,680
	EBOS Group Ltd.	1,829,338	21,665
*	Fletcher Building Ltd. (XNZE)	10,227,595	19,715
	Spark New Zealand Ltd.	17,164,206	18,292
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	11,768,129	13,586
	Freightways Group Ltd.	1,665,146	13,170
*	Ryman Healthcare Ltd.	8,477,064	10,892
	Summerset Group Holdings Ltd.	2,073,087	10,257
	Precinct Properties Group	16,532,178	9,774
	Genesis Energy Ltd.	6,586,649	9,702
	Kiwi Property Group Ltd.	13,749,529	7,430
	Channel Infrastructure NZ Ltd.	3,761,323	6,832
	Vector Ltd.	2,286,149	6,557
	Vital Healthcare Property Trust	5,661,666	6,172
	Heartland Group Holdings Ltd.	7,392,675	5,106
	Argosy Property Ltd.	7,932,134	4,734
	Scales Corp. Ltd.	1,237,380	4,551
	Air New Zealand Ltd.	14,295,949	3,573
	Stride Property Group	5,114,464	3,283
*	SKYCITY Entertainment Group Ltd.	9,403,534	2,937
*	Oceania Healthcare Ltd.	6,194,631	2,674
	SKY Network Television Ltd.	1,023,009	1,902
			607,146
Norway (0.6%)
	DNB Bank ASA	7,993,905	237,997
	Equinor ASA	7,028,427	221,630
	Kongsberg Gruppen ASA	3,963,006	119,410

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Norsk Hydro ASA	12,608,499	114,091
	Aker BP ASA	2,990,403	91,236
	Telenor ASA	6,158,766	88,259
	Mowi ASA	4,263,033	78,752
	Subsea 7 SA	2,200,179	75,098
	Storebrand ASA	3,982,974	74,806
	Yara International ASA	1,590,377	69,941
	Orkla ASA	6,327,333	66,523
	Gjensidige Forsikring ASA	1,841,731	49,853
	Frontline plc	1,399,561	48,637
	SpareBank 1 Sor-Norge ASA	1,960,687	38,326
	Vend Marketplaces ASA Class B	1,578,208	37,987
	Var Energi ASA	8,500,429	35,221
	Salmar ASA	672,688	31,483
*	Nordic Semiconductor ASA	1,651,360	30,523
	Protector Forsikring ASA	562,557	27,149
	TGS ASA	1,913,545	24,867
	SpareBank 1 SMN	1,224,344	23,259
	Aker ASA Class A	197,428	22,901
	TOMRA Systems ASA	2,281,199	21,963
	Sparebanken Norge	1,132,175	21,270
*	Kongsberg Maritime A/S	4,031,853	20,871
	Bakkafrost P/F	488,364	19,844
	Veidekke ASA	1,010,527	19,369
	Hafnia Ltd.	2,382,602	15,565
[2]	BW LPG Ltd.	889,454	15,496
	Hoegh Autoliners ASA	1,004,834	14,705
	DOF Group ASA	1,232,420	14,149
	Borregaard ASA	914,371	13,765
[2]	Europris ASA	1,513,007	13,502
	Atea ASA	769,796	13,467
*,2	Scatec ASA	1,360,242	13,362
	DNO ASA	8,075,084	13,287
	Wallenius Wilhelmsen ASA	989,683	13,142
*,2	AutoStore Holdings Ltd.	10,428,426	13,064
*	Cadeler A/S	2,080,281	11,401
	Aker Solutions ASA	2,530,175	11,358
	BLUENORD ASA	220,779	11,084
	Leroy Seafood Group ASA	2,702,918	10,459
	Odfjell Drilling Ltd.	1,190,917	10,075
	MPC Container Ships ASA	3,405,762	8,731
*,2	Elkem ASA	2,635,815	8,529
	Sparebank 1 Oestlandet	435,754	8,333
	Norwegian Air Shuttle ASA	5,001,934	7,444
	Wilh Wilhelmsen Holding ASA Class A	106,022	7,366
	Austevoll Seafood ASA	819,727	6,414
	Stolt-Nielsen Ltd.	210,538	6,203
[2]	Entra ASA	409,388	4,365
	Bonheur ASA	166,481	3,871
	BW Offshore Ltd.	765,121	3,385
	Wilh Wilhelmsen Holding ASA Class B	48,435	3,009
*	BW Energy Ltd.	495,778	2,580
	Grieg Seafood ASA	388,436	1,075
			1,990,452
Poland (0.5%)
	Powszechna Kasa Oszczednosci Bank Polski SA	8,400,881	230,664
	ORLEN SA	5,696,843	191,548
	KGHM Polska Miedz SA	1,335,086	117,989
	Bank Polska Kasa Opieki SA	1,726,492	105,188
	Powszechny Zaklad Ubezpieczen SA	5,548,445	96,957
*,2	Allegro.eu SA	9,149,715	92,091
	Erste Bank Polska SA	412,991	70,842
	LPP SA	12,493	60,782
*	mBank SA	128,995	46,809
*	CD Projekt SA	689,313	41,156
*	Benefit Systems SA	29,749	38,533
*	Zabka Group SA	5,113,716	37,034
*,2	Dino Polska SA	4,687,615	35,415
*	Bank Millennium SA	5,956,179	30,967

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Grupa Kety SA	95,529	30,655
	Alior Bank SA	866,842	29,999
	Tauron Polska Energia SA	10,221,912	24,805
	Budimex SA	125,091	24,562
	Orange Polska SA	6,317,697	24,056
[1]	Asseco Poland SA	534,173	23,783
*	PGE Polska Grupa Energetyczna SA	8,445,915	21,235
[2]	XTB SA	739,922	21,052
	KRUK SA	172,038	19,328
	Pepco Group NV	1,903,475	18,429
	Enea SA	2,458,280	12,662
*,1	Modivo SA	500,272	12,004
[1]	Bank Handlowy w Warszawie SA	324,379	10,527
*,1	Cyfrowy Polsat SA	1,646,697	6,631
	Warsaw Stock Exchange	265,275	6,268
*,1	Jastrzebska Spolka Weglowa SA	514,183	3,406
*,1	Grupa Azoty SA	456,293	2,331
			1,487,708
Portugal (0.2%)
	EDP SA	28,915,100	151,050
	Banco Comercial Portugues SA Class R	86,188,312	101,977
	Galp Energia SGPS SA	3,829,026	81,152
	Jeronimo Martins SGPS SA	2,681,939	51,365
	EDP Renewables SA	2,982,882	48,187
	Sonae SGPS SA	7,692,745	17,715
	REN - Redes Energeticas Nacionais SGPS SA	3,419,191	14,734
	NOS SGPS SA	1,771,620	10,214
[1]	Navigator Co. SA	2,082,874	7,681
	CTT-Correios de Portugal SA	760,913	5,032
[1]	Mota-Engil SGPS SA	813,501	4,334
	Semapa-Sociedade de Investimento e Gestao	148,364	3,443
[1]	Altri SGPS SA	500,069	2,715
	Corticeira Amorim SGPS SA	370,569	2,706
			502,305
Singapore (1.2%)
	DBS Group Holdings Ltd.	19,816,451	1,003,402
	Oversea-Chinese Banking Corp. Ltd.	31,565,231	605,759
	United Overseas Bank Ltd.	11,789,849	363,066
	Singapore Telecommunications Ltd.	72,159,693	246,354
	Singapore Exchange Ltd.	7,952,769	148,378
	Singapore Technologies Engineering Ltd.	14,625,780	117,801
	Keppel Ltd.	13,796,327	117,020
	CapitaLand Integrated Commercial Trust	61,878,690	113,547
	Singapore Airlines Ltd.	15,192,453	90,347
	CapitaLand Ascendas REIT	40,321,512	77,655
	Wilmar International Ltd.	17,027,600	47,522
	CapitaLand Investment Ltd.	22,454,273	43,277
	Sembcorp Industries Ltd.	8,599,213	42,294
	Venture Corp. Ltd.	2,598,536	34,443
	Keppel DC REIT	18,975,716	32,914
	UOL Group Ltd.	4,451,958	32,813
[1]	Seatrium Ltd.	21,053,250	32,142
	Mapletree Logistics Trust	33,053,502	31,207
[1]	Mapletree Industrial Trust	20,173,749	29,990
	SATS Ltd.	8,488,403	29,790
	Genting Singapore Ltd.	55,616,228	26,265
	City Developments Ltd.	4,287,089	25,794
[1]	Thai Beverage PCL	70,506,400	23,819
	Suntec REIT	20,707,581	23,244
	Keppel REIT	34,851,332	23,187
	Mapletree Pan Asia Commercial Trust	22,480,382	22,453
	Frasers Centrepoint Trust	12,435,586	21,745
[1]	ComfortDelGro Corp. Ltd.	20,866,359	21,633
	AEM Holdings Ltd.	2,541,704	21,045
	NetLink NBN Trust	27,898,844	21,036
	Frasers Logistics & Commercial Trust	27,941,234	20,868
	CapitaLand Ascott Trust	25,560,386	17,506
	Sheng Siong Group Ltd.	6,758,273	16,891
	Keppel Infrastructure Trust	39,755,981	16,448

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Haw Par Corp. Ltd.	1,337,400	16,418
	UMS Integration Ltd.	6,878,290	14,187
	Parkway Life REIT	4,203,266	13,161
	Golden Agri-Resources Ltd.	61,664,732	12,875
	Lendlease Global Commercial REIT	26,210,847	11,564
	Jardine Cycle & Carriage Ltd.	554,318	11,547
[1]	iFAST Corp. Ltd.	1,539,969	10,532
	First Resources Ltd.	4,098,732	9,856
	ESR-REIT	5,428,505	9,832
[1]	Yangzijiang Maritime Development Ltd.	19,753,200	9,027
	Capitaland India Trust	11,136,394	8,794
	Hutchison Port Holdings Trust	47,674,224	8,150
	AIMS APAC REIT	6,208,213	7,682
	Olam Group Ltd.	7,595,310	7,128
[1]	UOB-Kay Hian Holdings Ltd.	2,501,000	7,128
	Centurion Accommodation REIT	8,659,400	7,095
*,1	NTT DC REIT	7,193,100	6,767
	SIA Engineering Co. Ltd.	2,487,516	6,661
	Starhill Global REIT	14,262,770	6,013
	Stoneweg Europe Stapled Trust	3,427,526	5,997
	OUE REIT	20,842,835	5,725
[1]	CapitaLand China Trust	11,243,948	5,653
	Raffles Medical Group Ltd.	7,126,094	5,042
	CDL Hospitality Trusts	8,245,012	4,943
	StarHub Ltd.	5,893,974	4,708
	Far East Hospitality Trust	10,094,759	4,449
	Digital Core REIT Management Pte. Ltd.	8,240,370	4,165
[1]	Singapore Post Ltd.	15,398,968	4,050
[1]	Riverstone Holdings Ltd.	5,329,273	3,525
	Bumitama Agri Ltd.	2,626,708	3,319
	Nanofilm Technologies International Ltd.	2,770,279	2,607
	First REIT	12,246,916	2,176
	Prime US REIT	9,538,691	1,538
	KORE US REIT	8,001,257	1,461
	COSCO Shipping International Singapore Co. Ltd.	12,469,232	1,071
*,1	Manulife US REIT	15,897,419	828
			3,787,329
South Korea (9.7%)
	Samsung Electronics Co. Ltd. (XKRX)	45,144,188	10,017,365
	SK Hynix Inc. (XKRX)	5,421,597	9,566,854
	SK Square Co. Ltd.	873,576	987,893
[1]	Samsung Electro-Mechanics Co. Ltd.	538,396	779,726
[1]	Hyundai Motor Co.	1,313,546	428,169
	KB Financial Group Inc.	3,332,631	344,818
	Shinhan Financial Group Co. Ltd.	4,130,358	258,972
*,1	Doosan Enerbility Co. Ltd.	4,329,779	246,683
	Samsung C&T Corp.	775,579	240,138
	Kia Corp.	2,299,190	207,657
	Samsung Life Insurance Co. Ltd.	779,783	205,335
	Hanwha Aerospace Co. Ltd.	317,193	205,281
	SK Inc.	353,162	193,661
	Hana Financial Group Inc.	2,569,117	191,897
	NAVER Corp.	1,463,203	189,856
	Hyundai Mobis Co. Ltd.	560,372	184,549
*,1	Samsung SDI Co. Ltd. (XKRX)	574,182	183,009
	Celltrion Inc.	1,403,251	158,054
	POSCO Holdings Inc.	711,414	146,977
	HD Hyundai Electric Co. Ltd.	220,472	141,429
[1]	LG Electronics Inc. (XKRX)	1,031,774	137,553
	Woori Financial Group Inc.	6,615,050	124,935
[1]	Hyundai Heavy Industries Co. Ltd.	314,820	121,386
[1]	Samsung Fire & Marine Insurance Co. Ltd.	290,519	117,233
[1]	LS Electric Co. Ltd.	742,431	116,460
[1]	Hyosung Heavy Industries Corp.	51,001	115,904
*,1	LG Energy Solution Ltd.	464,609	109,920
	KT&G Corp.	964,361	106,133
*,2	Samsung Biologics Co. Ltd.	115,757	104,650
[1]	Korea Shipbuilding & Offshore Engineering Co. Ltd.	437,820	99,918
*	Samsung Heavy Industries Co. Ltd.	6,528,138	99,287

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Hanwha Ocean Co. Ltd.	1,401,232	91,998
[1]	Alteogen Inc.	389,093	91,078
[1]	LG Innotek Co. Ltd.	137,184	88,854
	LG Chem Ltd. (XKRX)	449,837	82,459
	Hyundai Rotem Co. Ltd.	707,935	79,781
[1]	Hanmi Semiconductor Co. Ltd.	410,005	69,497
[1]	Ecopro Co. Ltd.	985,176	68,767
	Kakao Corp.	3,000,457	67,659
[1]	Doosan Co. Ltd.	68,493	67,107
[1]	Korea Aerospace Industries Ltd.	694,897	66,016
[1]	LIG Defense&Aerospace Co. Ltd.	131,612	61,365
	Korea Electric Power Corp.	2,512,043	60,528
[1]	APR Corp.	237,937	59,700
	Korea Investment Holdings Co. Ltd.	401,047	58,094
[1]	Mirae Asset Securities Co. Ltd.	1,910,253	53,626
[1]	LG Corp.	838,188	53,120
	Hyundai Engineering & Construction Co. Ltd.	709,044	53,117
	HD Hyundai Co. Ltd.	404,031	52,618
[1]	Samsung SDS Co. Ltd.	386,184	48,510
[1]	Ecopro BM Co. Ltd.	518,969	48,363
	Samsung E&A Co. Ltd.	1,528,222	47,663
*,1	Meritz Financial Group Inc.	654,182	44,934
	Hyundai Glovis Co. Ltd.	364,788	43,728
	Samsung Securities Co. Ltd.	610,216	43,422
[1]	Krafton Inc.	268,649	41,195
*,1	SK Innovation Co. Ltd.	665,744	41,060
[1]	IsuPetasys Co. Ltd.	530,338	40,579
	LS Corp.	165,525	39,870
*,1	HLB Inc.	1,173,515	39,494
[1]	POSCO Future M Co. Ltd.	319,066	36,652
[1]	Jusung Engineering Co. Ltd.	258,457	34,384
[1]	Hanwha Systems Co. Ltd.	718,775	34,163
[1]	Korea Zinc Co. Ltd.	47,546	33,572
[1]	Daeduck Electronics Co. Ltd.	330,683	33,518
[1]	DB Insurance Co. Ltd.	379,661	33,080
[1]	HMM Co. Ltd.	2,729,635	33,000
	KIWOOM Securities Co. Ltd.	143,861	32,399
[1]	Korean Air Lines Co. Ltd.	1,796,195	32,193
[1]	Industrial Bank of Korea	2,433,893	31,454
[1]	WONIK IPS Co. Ltd.	280,664	31,233
[1]	LEENO Industrial Inc.	552,727	30,460
[1]	Samyang Foods Co. Ltd.	40,610	29,562
	Coway Co. Ltd.	503,907	29,558
[1]	HYBE Co. Ltd.	232,750	29,143
[1]	Shinsegae Inc.	57,640	28,414
[1]	DB HiTek Co. Ltd.	294,689	27,766
	S-Oil Corp.	404,400	27,758
[1]	Hankook Tire & Technology Co. Ltd.	671,267	27,079
*	ABLBio Inc.	413,954	26,743
*,1	Rainbow Robotics	78,719	26,741
	BNK Financial Group Inc.	2,414,995	26,739
	Eo Technics Co. Ltd.	83,696	26,089
	NH Investment & Securities Co. Ltd. Class C	1,322,726	25,431
[1]	KakaoBank Corp.	1,869,361	25,431
[1]	Sanil Electric Co. Ltd.	161,062	25,338
[1]	LG CNS Co. Ltd.	483,560	24,946
*,1	LigaChem Biosciences Inc.	254,672	24,806
[1]	PSK Inc.	190,433	24,732
*,1	Peptron Inc.	205,304	24,535
[1]	Yuhan Corp.	534,280	24,332
[1]	HD Hyundai Marine Solution Co. Ltd. Class C	165,800	24,295
	HD Construction Equipment Co. Ltd.	294,978	24,181
[1]	SIMMTECH Co. Ltd.	243,689	23,887
*,1	Daewoo Engineering & Construction Co. Ltd.	1,905,014	23,605
*,1	Taihan Cable & Solution Co. Ltd.	1,053,674	23,376
*,1	Hanwha Solutions Corp. (XKRX)	1,057,421	23,350
	JB Financial Group Co. Ltd.	1,441,618	23,265
[1]	Hyundai Autoever Corp.	65,827	22,878
*,1	LG Display Co. Ltd.	3,007,309	22,659
[1]	HPSP Co. Ltd.	627,976	22,249

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	SK Biopharmaceuticals Co. Ltd.	383,144	21,508
*,1	L&F Co. Ltd.	294,410	21,492
[1]	NC Corp.	124,725	20,899
[1]	Sam Chun Dang Pharm Co. Ltd.	141,122	20,769
*,1	Jeju Semiconductor Corp.	293,059	20,144
	Doosan Bobcat Inc.	488,435	19,757
[1]	Amorepacific Corp.	283,158	19,468
*,1	Fadu Inc.	335,267	19,209
*,1	Doosan Robotics Inc.	317,563	18,694
	Orion Corp.	217,038	18,557
	LG Uplus Corp.	2,045,996	18,472
	GS Holdings Corp.	425,788	18,316
*	Hanwha Engine	534,210	17,862
	SK Telecom Co. Ltd.	313,169	17,849
[1]	Hanjin Kal Corp.	231,396	17,837
[1]	OCI Holdings Co. Ltd.	126,455	17,611
*,1	Samsung Episholdings Co. Ltd.	62,163	17,393
[1]	Eugene Technology Co. Ltd.	140,985	17,288
*,1	SKC Co. Ltd.	246,186	17,249
*,1	Robotis Co. Ltd.	98,354	16,755
*,1	OliX Pharmaceuticals Inc.	164,863	16,671
[1]	TES Co. Ltd.	117,054	16,115
*,1	D&D PharmaTech Inc.	281,642	15,962
[1]	Hanmi Pharm Co. Ltd.	60,862	15,756
[1]	Hansol Chemical Co. Ltd.	82,615	15,714
[1]	PharmaResearch Co. Ltd.	66,066	15,621
[1]	Hyundai Department Store Co. Ltd.	119,675	15,063
	Hyundai Steel Co.	814,850	14,964
[1]	iM Financial Group Co. Ltd.	1,362,824	14,862
	Hanwha Corp. (XKRX)	226,621	14,790
*,1	Doosan Fuel Cell Co. Ltd.	398,855	14,612
[1]	Posco International Corp.	448,008	14,247
[1]	Hana Micron Inc.	419,492	13,792
[1]	LG H&H Co. Ltd. (XKRX)	91,453	13,632
*	Voronoi Inc.	108,627	13,170
	KCC Corp.	41,215	13,163
[1]	CJ Corp.	127,920	12,893
[1]	KEPCO Engineering & Construction Co. Inc.	180,744	12,751
*,1	Seojin System Co. Ltd.	363,982	12,518
*,1	Hyundai Marine & Fire Insurance Co. Ltd.	548,055	12,409
*,1	Woori Technology Inc.	1,534,403	12,257
[1]	Lotte Shopping Co. Ltd.	108,583	11,981
[1]	Iljin Electric Co. Ltd.	238,123	11,962
[1]	ISC Co. Ltd.	98,850	11,843
[1]	Dongjin Semichem Co. Ltd.	306,512	11,698
*,1	Hanall Biopharma Co. Ltd.	288,382	11,680
*,1	Hanwha Vision Co. Ltd.	324,248	11,557
	Hyundai Elevator Co. Ltd.	248,095	11,481
[1]	DL E&C Co. Ltd.	269,531	11,291
	Korean Reinsurance Co.	1,299,988	11,196
	ST Pharm Co. Ltd.	128,613	11,040
[1]	D'Alba Global Co. Ltd.	72,010	10,870
[1]	GS Engineering & Construction Corp.	631,295	10,369
[1]	Koh Young Technology Inc.	488,572	10,234
[1]	Kumho Petrochemical Co. Ltd.	138,189	10,190
[1]	Kangwon Land Inc.	1,094,407	10,146
[1]	L&C Bio Co. Ltd.	171,724	10,109
[1]	HL Mando Co. Ltd.	313,363	10,052
[1]	E-MART Inc.	181,901	9,756
*,1	Hotel Shilla Co. Ltd.	308,656	9,452
[1]	TechWing Inc.	264,741	9,350
*,1	Kakaopay Corp.	347,735	9,318
	Youngone Corp.	196,581	9,281
*,1	ISU Specialty Chemical	197,025	9,221
*,1	Hugel Inc.	53,572	9,180
[1]	Kolmar Korea Co. Ltd.	140,603	9,112
[1]	CJ CheilJedang Corp. (XKRX)	76,062	9,109
	JYP Entertainment Corp.	268,903	8,985
[1]	S-1 Corp.	192,969	8,930
[1]	Soulbrain Co. Ltd.	37,001	8,831

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Hanon Systems	3,475,451	8,721
	Doosan Tesna Inc.	113,433	8,655
*	Mezzion Pharma Co. Ltd.	217,623	8,597
*,1	Ecopro Materials Co. Ltd.	287,119	8,408
*,1	HD-Hyundai Marine Engine	215,993	8,296
	Misto Holdings Corp.	304,697	8,203
	Hyosung Corp.	69,785	7,990
[1]	Cheil Worldwide Inc.	673,213	7,942
*,1	Hanwha Life Insurance Co. Ltd.	2,663,506	7,882
*,1	Naturecell Co. Ltd.	519,297	7,834
	Kolon Industries Inc.	196,940	7,764
*,1	Pearl Abyss Corp.	332,468	7,751
[1]	Tokai Carbon Korea Co. Ltd.	42,623	7,649
[1]	Lotte Chemical Corp.	179,210	7,476
*,1	Foosung Co. Ltd.	569,445	7,466
[1]	Park Systems Corp.	45,779	7,461
[1]	Cosmax Inc.	73,771	7,429
[1]	Posco DX Co. Ltd.	514,060	7,256
[1]	Samwha Capacitor Co. Ltd.	72,213	7,214
[1]	Pan Ocean Co. Ltd.	2,331,428	7,169
[1]	Silicon2 Co. Ltd.	346,261	7,127
[1]	RFHIC Corp.	170,308	7,094
	Samsung Card Co. Ltd.	225,896	7,019
[1]	Classys Inc.	231,045	7,008
	SPG Co. Ltd.	132,428	6,974
[1]	NongShim Co. Ltd.	31,900	6,927
*,1	Orum Therapeutics Inc.	176,836	6,808
[1]	CS Wind Corp.	244,010	6,743
	Poongsan Corp.	161,096	6,726
[1]	SK REITs Co. Ltd.	1,910,407	6,678
[1]	Daejoo Electronic Materials Co. Ltd.	104,849	6,656
[1]	F&F Co. Ltd.	132,204	6,627
*,1	Oscotec Inc.	275,414	6,475
[1]	BGF retail Co. Ltd.	85,170	6,406
*	BHI Co. Ltd.	177,673	6,347
[1]	Hyundai Wia Corp.	150,669	6,336
[1]	Caregen Co. Ltd.	139,932	6,265
*,1	Lotte Energy Materials Corp.	211,015	6,157
[1,2]	Netmarble Corp.	251,020	6,090
[1]	KEPCO Plant Service & Engineering Co. Ltd.	211,030	6,086
[1]	LX International Corp.	251,860	5,999
[1]	SK Networks Co. Ltd.	906,006	5,929
*,1	HJ Shipbuilding & Construction Co. Ltd.	449,036	5,900
*,1	Taesung Co. Ltd.	205,939	5,741
*,1	Hyulim ROBOT Co. Ltd.	1,055,620	5,690
*,1	CosmoAM&T Co. Ltd.	220,309	5,658
	Seegene Inc.	290,346	5,600
[1]	Youngone Holdings Co. Ltd.	51,481	5,471
	Han Kuk Carbon Co. Ltd.	310,088	5,395
*,1	SK Bioscience Co. Ltd.	231,773	5,380
	Korea Gas Corp.	255,981	5,288
[1]	GS Retail Co. Ltd.	339,294	5,174
*,1	Rznomics Inc.	192,392	5,143
*,1	Seers Co. Ltd.	201,666	5,139
[1]	S&S Tech Corp.	139,738	5,137
[1]	KC Tech Co. Ltd.	67,344	5,122
[1]	Celltrion Pharm Inc.	189,155	5,023
[1]	SM Entertainment Co. Ltd.	108,696	5,000
[1]	SL Corp.	133,499	4,963
*,1	APRILBIO Co. Ltd.	182,842	4,819
[1]	HAESUNG DS Co. Ltd.	103,133	4,804
*,1	Chabiotech Co. Ltd.	667,517	4,720
*,1	Wonik Holdings Co. Ltd.	341,833	4,683
*,1	Kumho Tire Co. Inc.	1,461,074	4,639
*,1	Hyundai Bioscience Co. Ltd.	845,377	4,522
	Daou Technology Inc.	195,048	4,513
[1]	Pharmicell Co. Ltd.	531,940	4,502
[1]	Dongsuh Cos. Inc.	292,761	4,485
	Daishin Securities Co. Ltd.	253,839	4,477
*,1	Clobot Co. Ltd.	215,429	4,425

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Lotte Corp.	295,793	4,419
[1]	People & Technology Inc.	182,913	4,397
*,1	Curiox Biosystems Co. Ltd.	136,267	4,295
[1]	Hyosung TNC Corp.	23,908	4,248
	CJ Logistics Corp.	87,590	4,221
*,1	Lunit Inc.	556,265	4,135
	GC Biopharma Corp.	52,610	4,104
[1]	SOLUM Co. Ltd.	390,516	4,083
	LOTTE Fine Chemical Co. Ltd.	142,741	4,081
[1]	DoubleUGames Co. Ltd.	98,561	4,073
	IPARK Hyundai Development Co.	343,136	4,008
*,1	GI Innovation Inc.	590,346	3,958
[1]	Intellian Technologies Inc.	76,483	3,897
[1]	Paradise Co. Ltd.	430,059	3,866
*,1	Qurient Co. Ltd.	271,259	3,815
[1]	LS Materials Ltd.	388,280	3,757
[1]	HK inno N Corp.	142,015	3,732
*,1	KMW Co. Ltd.	296,733	3,703
[1]	Solid Inc.	517,620	3,700
[1]	Shinhan Alpha REIT Co. Ltd.	1,099,179	3,651
[1]	Shinsung Delta Tech Co. Ltd.	174,367	3,650
[1]	InBody Co. Ltd.	96,722	3,625
[1]	Hanmi Science Co. Ltd.	183,669	3,605
[1]	Hyundai GF Holdings	349,076	3,603
*,1	Hanwha Investment & Securities Co. Ltd.	1,099,724	3,515
[1]	Cheryong Electric Co. Ltd.	104,209	3,493
*,1	Lotte Tour Development Co. Ltd.	373,631	3,473
*,1	G2GBIO Inc.	128,141	3,456
[1]	ESR Kendall Square REIT Co. Ltd.	1,609,645	3,455
*,1	SK oceanplant Co. Ltd.	347,486	3,420
	Lake Materials Co. Ltd.	352,471	3,340
	DongKook Pharmaceutical Co. Ltd.	263,171	3,272
[1]	BH Co. Ltd.	235,463	3,269
[1]	HDC Holdings Co. Ltd.	239,982	3,243
[1]	Hankook & Co. Co. Ltd.	210,200	3,241
[1]	LOTTE REIT Co. Ltd.	1,454,551	3,241
[1]	Amorepacific Holdings Corp.	226,703	3,210
*,1	ROKIT Healthcare Inc.	108,243	3,180
*,1,2	SK IE Technology Co. Ltd.	297,215	3,132
[1]	Daewoong Pharmaceutical Co. Ltd.	41,937	3,070
[1]	Orion Holdings Corp.	195,314	3,057
[1]	YG Entertainment Inc.	112,667	3,052
[1]	Advanced Nano Products Co. Ltd.	90,421	3,025
*,1	Synopex Inc.	758,435	2,984
[1]	Sung Kwang Bend Co. Ltd.	164,132	2,979
[1]	SK Gas Ltd.	22,022	2,968
*,1	SFA Nexel Co. Ltd.	508,183	2,946
[1]	Chong Kun Dang Pharmaceutical Corp.	68,071	2,917
	Hyundai Home Shopping Network Corp.	45,007	2,915
*,1	Enchem Co. Ltd.	162,685	2,912
[1]	Hite Jinro Co. Ltd.	311,570	2,899
*	DL Holdings Co. Ltd.	102,444	2,882
*,1	Seoul Semiconductor Co. Ltd.	384,887	2,816
[1]	Otoki Corp.	14,346	2,807
*,1	OCI Co. Ltd.	45,491	2,794
*	Aimed Bio Inc.	170,608	2,790
*	Duk San Neolux Co. Ltd.	130,426	2,787
*,1	SFA Semicon Co. Ltd.	712,331	2,778
[1]	Seah Besteel Holdings Corp.	121,449	2,763
[1]	Innocean Worldwide Inc.	235,613	2,746
[1]	ENF Technology Co. Ltd.	91,089	2,742
[1]	Ecopro HN Co. Ltd.	132,014	2,734
*,1	GemVax & Kael Co. Ltd.	337,456	2,718
[1]	LX Semicon Co. Ltd.	101,724	2,717
*,1	Inventage Lab Inc.	105,334	2,690
*	LIVSMED Inc.	114,739	2,673
[1]	Harim Holdings Co. Ltd.	413,598	2,612
*,1	SHIFT UP Corp.	122,719	2,610
[1]	NHN Corp.	113,500	2,600
	NICE Information Service Co. Ltd.	283,928	2,529

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	SK Securities Co. Ltd.	1,536,041	2,520
[1]	SK Discovery Co. Ltd.	76,153	2,520
[1]	Korea Electric Terminal Co. Ltd.	55,018	2,487
[1]	Korea Petrochemical Ind Co. Ltd.	33,213	2,465
[1]	Medytox Inc.	47,463	2,465
	SK Chemicals Co. Ltd.	93,688	2,404
[1]	Wemade Co. Ltd.	188,052	2,365
[1]	HS Hyosung Advanced Materials Corp.	22,210	2,320
[1]	NEXTIN Inc.	70,913	2,302
*	Asiana Airlines Inc.	474,329	2,256
[1]	Hana Tour Service Inc.	110,107	2,247
[1]	Lotte Rental Co. Ltd.	123,090	2,242
[1]	Yuanta Securities Korea Co. Ltd.	765,592	2,230
[1]	TK Corp.	137,471	2,210
[1]	Lotte Chilsung Beverage Co. Ltd.	34,225	2,192
[1]	Il Dong Pharmaceutical Co. Ltd.	197,793	2,175
[1]	Soop Co. Ltd.	66,592	2,128
[1]	Bukwang Pharmaceutical Co. Ltd.	734,427	2,042
*,1	Komipharm International Co. Ltd.	403,213	2,033
[1]	LX Holdings Corp.	425,752	2,029
	Daesang Corp.	186,108	2,027
*,1	CJ CGV Co. Ltd.	712,985	2,011
[1]	Daewoong Co. Ltd.	182,875	2,009
[1]	Innox Advanced Materials Co. Ltd.	123,185	2,007
*	CJ ENM Co. Ltd.	97,170	2,005
	JW Pharmaceutical Corp.	119,312	1,991
*	Hanwha General Insurance Co. Ltd.	512,421	1,965
*,1	Kakao Games Corp.	390,037	1,964
[1]	Grand Korea Leisure Co. Ltd.	292,400	1,959
[1]	IS Dongseo Co. Ltd.	136,449	1,949
*,1	Korea Line Corp.	1,618,780	1,939
*,1	Shinsung E&G Co. Ltd.	154,638	1,921
*,1	HLB Life Science Co. Ltd.	902,526	1,915
[1]	Dongwon Industries Co. Ltd.	91,118	1,903
[1]	Binggrae Co. Ltd.	45,318	1,879
[1]	DI Dong Il Corp.	128,746	1,872
[1]	Solus Advanced Materials Co. Ltd.	324,075	1,871
[1]	GS P&L Co. Ltd.	78,555	1,871
[1]	Hancom Inc.	155,167	1,869
	SFA Engineering Corp.	122,485	1,861
	SNT Motiv Co. Ltd.	110,200	1,861
[1]	Ahnlab Inc.	54,270	1,847
*,1	Sungeel Hitech Co. Ltd.	68,140	1,844
*,1	Danal Co. Ltd.	646,022	1,817
[1]	Hanil Cement Co. Ltd.	203,233	1,794
	i-SENS Inc.	168,185	1,774
*,1	Cosmochemical Co. Ltd.	245,707	1,767
[1]	Seobu T&D	281,208	1,763
[1]	Sungwoo Hitech Co. Ltd.	430,152	1,733
*,1	Shin Poong Pharmaceutical Co. Ltd.	317,713	1,729
[1]	Hankook Shell Oil Co. Ltd.	5,625	1,714
[1]	Sebang Global Battery Co. Ltd.	50,845	1,704
[1]	Dentium Co. Ltd.	65,604	1,688
[1]	Dong-A Socio Holdings Co. Ltd.	32,036	1,682
*,1	Chunbo Co. Ltd.	63,226	1,677
[1]	Dongkuk Steel Mill Co. Ltd.	291,616	1,674
*,1	Ananti Inc.	633,032	1,672
[1]	Posco M-Tech Co. Ltd.	200,183	1,657
[1]	NHN KCP Corp.	197,050	1,651
[1]	PI Advanced Materials Co. Ltd.	124,597	1,631
	Eugene Investment & Securities Co. Ltd.	575,918	1,621
[1]	TKG Huchems Co. Ltd.	164,750	1,620
*,1	Studio Dragon Corp.	116,573	1,612
[1]	Hanssem Co. Ltd.	75,336	1,604
[1]	Advanced Process Systems Corp.	108,077	1,559
*,1	VT Co. Ltd.	207,434	1,554
[1]	Boryung	279,557	1,526
	Hyundai Green Food	142,093	1,523
[1]	LF Corp.	105,513	1,522
	Handsome Co. Ltd.	110,768	1,504

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	MegaStudyEdu Co. Ltd.	58,804	1,481
	Kwang Dong Pharmaceutical Co. Ltd.	403,850	1,474
*,1	Eubiologics Co. Ltd.	262,728	1,473
[1]	Unid Co. Ltd.	35,494	1,445
*,1	Tongyang Life Insurance Co. Ltd.	316,093	1,438
*,1	Cafe24 Corp.	123,027	1,420
[1]	Partron Co. Ltd.	372,055	1,397
[1]	GC Corp.	206,533	1,373
	HL Holdings Corp.	54,666	1,368
[1]	E1 Corp.	26,586	1,365
	Lotte Wellfood Co. Ltd.	22,079	1,365
[1]	Mcnex Co. Ltd.	110,295	1,362
[1]	Myoung Shin Industrial Co. Ltd.	279,842	1,356
[1]	KCC Glass Corp.	93,632	1,334
*,1	Samyang Biopharmaceuticals Corp.	41,555	1,331
[1]	INTOPS Co. Ltd.	109,475	1,323
	Nexen Tire Corp.	297,132	1,308
[1]	SD Biosensor Inc.	312,636	1,295
*,1	UniTest Inc.	160,514	1,288
*,1	LX Hausys Ltd.	61,245	1,276
*,3	JR Global REIT	1,832,639	1,262
[1]	Samchully Co. Ltd.	16,920	1,250
[1]	Taekwang Industrial Co. Ltd.	2,351	1,246
*,1	Nexon Games Co. Ltd.	219,913	1,230
[1]	Com2uSCorp	72,194	1,220
[1]	Neowiz	107,478	1,216
*,1	Binex Co. Ltd.	247,970	1,179
[1]	KISWIRE Ltd.	97,786	1,150
[1]	HYUNDAI Corp.	76,537	1,130
*,1	HLB Therapeutics Co. Ltd.	717,111	1,071
[1]	TCC Steel	156,373	1,063
[1]	KH Vatec Co. Ltd.	150,121	1,052
[1]	Huons Co. Ltd.	61,260	1,052
	Humedix Co. Ltd.	60,670	1,050
*,1	Daea TI Co. Ltd.	567,689	1,022
	Samyang Holdings Corp.	28,742	1,011
[1]	Dong-A ST Co. Ltd.	45,759	1,006
[1]	Youlchon Chemical Co. Ltd.	99,892	1,000
*	Jeju Air Co. Ltd.	332,815	995
[1]	Soulbrain Holdings Co. Ltd.	38,043	957
[1]	Young Poong Corp.	36,705	945
[1]	Korea United Pharm Inc.	81,118	916
	NICE Holdings Co. Ltd.	126,490	915
*,3	Kum Yang Co. Ltd.	141,250	903
*,1	Bioneer Corp.	201,188	893
[1]	BNC Korea Inc.	501,052	879
*,1	GC Cell Corp.	89,533	873
[1]	GOLFZON Co. Ltd.	32,714	845
[1]	Samyang Corp.	29,148	825
	Webzen Inc.	108,326	812
	Hanjin Logistics Corp.	77,332	782
*,1	Modetour Network Inc.	137,147	749
[1]	Huons Global Co. Ltd.	47,887	734
*,1	DIO Corp.	89,992	724
*,1	CMG Pharmaceutical Co. Ltd.	1,087,040	693
*,3	NKGen Biotech Korea Co. Ltd.	107,914	668
*,1	Yungjin Pharmaceutical Co. Ltd.	834,933	642
[1]	Zinus Inc.	105,997	622
[1]	Hansae Co. Ltd.	117,497	617
*,1	Genexine Inc.	375,793	614
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	178,213	589
*,1	Joongang Advanced Materials Co. Ltd.	799,380	519
*,1,3	Dawonsys Co. Ltd.	255,306	417
*,1	GeneOne Life Science Inc.	296,440	103
			30,824,003
Spain (2.9%)
	Banco Santander SA	141,446,770	1,963,259
	Iberdrola SA (XMAD)	65,989,262	1,642,445
	Banco Bilbao Vizcaya Argentaria SA	55,013,512	1,385,064

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Industria de Diseno Textil SA	10,862,256	684,673
	CaixaBank SA	36,317,541	514,553
	Ferrovial NV	4,424,928	303,287
	Repsol SA	10,652,698	266,154
	ACS Actividades de Construccion y Servicios SA (SGMU)	1,747,957	257,049
	Amadeus IT Group SA	4,220,115	246,882
[2]	Aena SME SA	6,778,226	206,550
*,2	Cellnex Telecom SA	5,506,486	164,620
	Banco de Sabadell SA	45,713,173	161,982
	Telefonica SA	35,690,828	143,435
	Naturgy Energy Group SA	4,508,891	141,328
	Endesa SA	2,965,741	134,752
	Bankinter SA	6,270,239	105,001
	Merlin Properties Socimi SA	4,230,564	74,230
	Acciona SA	232,999	73,820
	Redeia Corp. SA	3,966,237	67,388
	Indra Sistemas SA	844,440	46,317
	Mapfre SA	8,983,431	44,478
	Enagas SA	2,119,778	41,041
	Acerinox SA	2,291,466	40,172
[2]	Unicaja Banco SA	10,897,557	38,843
[1]	Grifols SA	2,795,046	28,628
	Viscofan SA (AQXE)	419,290	27,980
	Puig Brands SA Class B	1,429,632	26,375
	Sacyr SA (XMAD)	4,583,058	24,487
*	Colonial SFL Socimi SA	3,662,927	23,739
	Logista Integral SA	573,944	22,141
	Vidrala SA (XMAD)	221,006	21,199
	CIE Automotive SA	633,572	19,320
	Fluidra SA	832,406	18,837
	Elecnor SA	357,545	16,244
*	Tecnicas Reunidas SA	422,456	13,963
*	Solaria Energia y Medio Ambiente SA	593,500	13,493
	Melia Hotels International SA	909,040	12,631
	Construcciones y Auxiliar de Ferrocarriles SA	168,812	12,263
*	Grenergy Renovables SA	88,153	11,531
	Laboratorios Farmaceuticos Rovi SA	161,441	10,668
*	Pharma Mar SA	118,795	10,241
	Almirall SA	733,139	9,438
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	6,746,574	9,276
	Ebro Foods SA	442,652	9,051
[2]	Neinor Homes SA	410,605	7,727
	Corp. ACCIONA Energias Renovables SA	277,708	7,356
[1]	HBX Group International plc	775,176	6,010
*	Distribuidora Internacional de Alimentacion SA	126,638	5,976
*	Cirsa Enterprises SA	393,120	5,569
	Atresmedia Corp. de Medios de Comunicacion SA	895,494	4,884
[2]	Gestamp Automocion SA	1,324,609	4,327
	Prosegur Cia de Seguridad SA	912,840	2,822
[2]	Global Dominion Access SA	818,666	2,789
*,1	Ence Energia y Celulosa SA	980,552	2,569
[1,2]	Prosegur Cash SA	1,706,345	1,235
*	Viscofan SA	13,091	874
			9,140,966
Sweden (2.6%)
	Investor AB Class B	17,696,387	735,305
	Volvo AB Class B	15,327,385	521,372
	Atlas Copco AB Class A	24,983,772	506,396
	Sandvik AB	10,021,303	413,831
	Assa Abloy AB Class B	9,507,080	335,893
	Telefonaktiebolaget LM Ericsson Class B	26,667,271	299,065
	Swedbank AB Class A	7,991,665	298,535
	Skandinaviska Enskilda Banken AB Class A	14,437,304	287,461
	Atlas Copco AB Class B	14,547,854	257,905
	Svenska Handelsbanken AB Class A	13,794,219	202,986
	Epiroc AB Class A	6,338,024	173,895
	Hexagon AB Class B	20,560,536	170,104
	Investor AB Class A (XSTO)	4,129,162	168,863
	Alfa Laval AB	2,741,737	163,560

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Essity AB Class B	5,618,028	159,068
	Saab AB Class B	3,022,437	157,573
	Boliden AB	2,730,611	154,289
	EQT AB	5,112,469	144,629
	Telia Co. AB	22,323,872	108,736
	Tele2 AB Class B	5,365,600	93,372
*	Swedish Orphan Biovitrum AB	1,831,975	87,325
	Skanska AB Class B	3,253,976	87,050
	Industrivarden AB Class C	1,556,761	85,495
	SKF AB Class B	3,238,557	83,188
	AddTech AB Class B	2,312,747	81,732
	Epiroc AB Class B	3,466,376	80,453
*,2	Evolution AB	1,158,138	79,500
	Trelleborg AB Class B	1,904,911	79,366
	Securitas AB Class B	4,604,101	75,612
[1]	H & M Hennes & Mauritz AB Class B	4,170,949	71,748
	Lifco AB Class B	2,172,368	71,197
	Nordnet AB publ	1,856,150	70,597
	Beijer Ref AB Class B	4,641,259	68,027
	Volvo AB Class A	1,821,554	62,083
	Industrivarden AB Class A	1,035,900	58,118
	Svenska Cellulosa AB SCA Class B	5,635,795	57,638
	Indutrade AB	2,620,775	54,232
	SSAB AB Class B	5,861,467	54,202
	Nibe Industrier AB Class B	14,169,188	52,671
	Avanza Bank Holding AB	1,281,705	51,366
	Mycronic AB	1,471,545	48,891
	Lagercrantz Group AB Class B	1,827,574	48,193
	Getinge AB Class B	2,090,161	42,740
	Castellum AB	3,171,784	41,664
	AAK AB	1,764,393	41,644
	L E Lundbergforetagen AB Class B	702,056	40,472
*	Fastighets AB Balder Class B	6,859,921	36,590
	Sectra AB Class B	1,263,966	35,834
	Sagax AB Class B	2,088,305	33,213
	Loomis AB	657,553	32,234
*	Verisure plc	2,886,825	32,184
	Axfood AB	1,012,983	26,901
	Investment AB Latour Class B	1,321,847	26,268
	Sweco AB Class B	1,985,354	26,050
[2]	Bravida Holding AB	1,985,510	25,322
[2]	Munters Group AB	1,276,675	22,719
[1,2]	Thule Group AB	1,056,695	22,456
*	Asmodee Group AB Class B	1,502,054	21,990
*	Camurus AB	373,034	21,752
	Holmen AB Class B	665,304	20,908
	SSAB AB Class A	2,203,904	20,440
	Wihlborgs Fastigheter AB	2,617,206	20,312
*,2	Sinch AB	5,024,869	19,708
	Catena AB	453,180	19,461
*,1	Electrolux AB Class B	6,112,326	19,358
	Hexpol AB	2,549,686	19,012
	AddLife AB Class B	1,101,709	18,579
	Pandox AB	1,029,661	18,392
	Asker Healthcare Group AB	2,151,635	17,475
	Granges AB	982,749	17,415
	Elekta AB Class B	3,392,934	17,301
	Alleima AB	1,885,812	17,268
	NCC AB Class B	858,692	16,902
	Bufab AB	1,283,651	16,770
	Clas Ohlson AB Class B	359,823	15,890
[2]	Attendo AB	1,249,540	15,818
	HMS Networks AB	301,829	15,726
	NCAB Group AB	1,751,548	15,190
	Peab AB Class B	1,533,317	14,413
[1,2]	BioArctic AB	415,177	14,105
[2]	Scandic Hotels Group AB	1,510,274	14,072
	Billerud AB	2,168,379	14,010
	Bure Equity AB	507,326	13,962
	Fabege AB	1,783,159	13,670

Developed Markets Index Fund
		Shares	Market Value• ($000)
	NOBA Bank Group AB	1,669,138	13,446
	Wallenstam AB Class B	3,232,131	13,122
*	Modern Times Group MTG AB Class B	1,005,707	12,696
*	Kinnevik AB Class B	2,352,229	12,629
	Husqvarna AB Class B	3,231,381	12,554
	Medicover AB Class B	526,178	12,500
	AQ Group AB	546,198	12,399
	Storskogen Group AB Class B	13,800,354	12,160
*,1	Volvo Car AB Class B	6,167,153	12,015
	Intea Fastigheter AB	1,539,461	11,714
*,2	BoneSupport Holding AB	534,753	11,663
	Cibus Real Estate AB publ	747,572	11,381
	Altra Fastigheter AB	1,544,666	11,004
	Hufvudstaden AB Class A	888,165	10,958
	AFRY AB	943,205	10,168
	Bilia AB Class A	673,093	10,062
[1]	Electrolux Professional AB Class B	2,239,183	9,785
	Nolato AB Class B	1,921,592	9,646
*,1	Roko AB	50,745	9,522
[1]	Svenska Handelsbanken AB Class B	391,516	9,512
	Lindab International AB	681,646	9,166
*	Embracer Group AB	1,388,933	9,043
	Cloetta AB Class B	1,738,146	8,819
	Betsson AB Class B	992,519	8,680
	NP3 Fastigheter AB	305,094	8,389
	Instalco AB	2,107,716	8,321
*	Sdiptech AB Class B	321,989	8,083
*,2	Dometic Group AB	3,120,963	8,017
*,2	Boozt AB	513,821	7,845
	Systemair AB	921,654	7,808
	Vitec Software Group AB Class B	326,983	7,706
	JM AB	561,926	7,663
*	Hexatronic Group AB	1,754,584	7,146
	INVISIO AB	332,643	7,038
	MIPS AB	254,805	6,784
	Vitrolife AB	749,139	6,782
	Atrium Ljungberg AB Class B	2,382,344	6,467
*	Xvivo Perfusion AB	237,958	6,374
	Dios Fastigheter AB	961,914	6,365
	Hemnet Group AB	810,347	6,155
	SkiStar AB	371,788	6,099
	Ratos AB Class B	1,758,050	6,032
*	Norion Bank AB	938,302	5,877
	Addnode Group AB	1,247,099	5,277
*,1	Vimian Group AB	1,705,323	5,131
	Arjo AB Class B	1,871,373	4,746
	Platzer Fastigheter Holding AB Class B	592,845	4,190
	Skandinaviska Enskilda Banken AB Class C	202,972	4,095
	Hacksaw AB	495,670	3,988
	Troax Group AB	374,390	3,972
	Truecaller AB Class B	2,529,574	3,680
*,1	Samhallsbyggnadsbolaget i Norden AB	9,862,824	3,591
	Investment AB Oresund	237,790	3,440
*,1	Better Collective A/S	280,651	3,385
	Sagax AB Class D	977,910	3,310
	Fagerhult Group AB	807,923	1,434
	Corem Property Group AB Class B	5,598,002	1,357
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	1,018,624	696
			8,269,599
Switzerland (6.9%)
	Novartis AG (Registered)	18,243,767	2,851,360
	Roche Holding AG	6,878,728	2,827,751
	Nestle SA (Registered)	25,168,610	2,581,422
	ABB Ltd. (Registered)	15,144,330	1,647,389
	UBS Group AG (Registered)	30,576,867	1,515,424
	Cie Financiere Richemont SA Class A (Registered)	5,200,757	1,200,482
	Zurich Insurance Group AG	1,460,630	1,080,329
	Lonza Group AG (Registered)	683,586	461,150
	Swiss Re AG	2,885,446	458,641

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Holcim AG	4,926,490	444,185
	Galderma Group AG	1,806,305	410,839
	Sandoz Group AG	4,054,765	366,364
	Sika AG (Registered)	1,568,450	323,439
	Alcon AG	4,758,876	320,891
	Givaudan SA (Registered)	74,914	316,868
	Swiss Life Holding AG (Registered)	272,460	299,507
*	Amrize Ltd.	5,017,552	265,120
[2]	VAT Group AG	263,709	231,252
	Geberit AG (Registered)	321,072	214,257
	Helvetia Baloise Holding AG	747,783	192,852
	Swisscom AG (Registered)	248,770	191,883
	SGS SA (Registered)	1,623,656	188,284
	Julius Baer Group Ltd.	1,999,523	172,759
	Partners Group Holding AG	208,316	170,628
	Straumann Holding AG (Registered)	1,057,662	139,027
	Logitech International SA (Registered)	1,431,629	134,299
	Schindler Holding AG (XSWX)	390,344	129,398
	Swiss Prime Site AG (Registered)	786,278	128,302
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,066	126,634
	Roche Holding AG (Bearer) Class BR	286,492	120,028
	Sonova Holding AG (Registered)	481,335	114,241
	Chocoladefabriken Lindt & Spruengli AG	9,442	109,685
	Kuehne & Nagel International AG (Registered)	450,670	109,351
	Belimo Holding AG (Registered)	95,987	107,926
	Accelleron Industries AG	918,689	94,346
	PSP Swiss Property AG (Registered)	446,520	79,581
	Swatch Group AG (Bearer) Class BR	277,246	67,756
	Schindler Holding AG (Registered)	202,838	64,480
	Avolta AG	924,245	61,746
	Flughafen Zurich AG (Registered)	184,605	57,105
	EMS-Chemie Holding AG (Registered)	66,459	56,969
	Swissquote Group Holding SA	1,136,181	53,294
*	SIG Group AG	3,123,928	52,265
[2]	Galenica AG	486,773	50,759
	Barry Callebaut AG (Registered)	34,521	47,736
	Temenos AG (Registered)	511,601	41,854
	Banque Cantonale Vaudoise (Registered)	274,365	40,168
	Georg Fischer AG (Registered)	758,211	39,266
	Huber & Suhner AG (Registered)	141,266	39,186
	Allreal Holding AG (Registered)	143,253	37,568
	Inficon Holding AG (Registered)	165,514	37,387
	Comet Holding AG (Registered)	71,260	36,144
	Cembra Money Bank AG	285,728	33,446
	BKW AG	193,171	32,481
	Siegfried Holding AG (Registered)	370,099	32,386
	Mobimo Holding AG (Registered)	72,750	31,276
	Valiant Holding AG (Registered)	154,606	30,759
	Adecco Group AG (Registered)	1,644,026	30,337
	EFG International AG	1,441,307	28,895
	Bachem Holding AG	300,240	28,101
	Sulzer AG (Registered)	169,180	28,088
	VZ Holding AG	143,300	26,844
	DKSH Holding AG	345,626	26,561
	SFS Group AG	160,863	26,512
	Luzerner Kantonalbank AG	185,833	25,341
	Tecan Group AG (Registered)	122,246	24,450
	Sunrise Communications AG Class A	485,157	24,135
	Bucher Industries AG (Registered)	60,169	23,679
	Vontobel Holding AG (Registered)	259,846	23,592
	Emmi AG (Registered)	20,677	22,504
	St. Galler Kantonalbank AG (Registered)	26,571	21,111
*	ams-OSRAM AG	967,374	20,980
	Berner Kantonalbank AG	44,152	20,944
	Swatch Group AG (Registered)	387,437	18,809
	dormakaba Holding AG	278,850	18,017
[1]	Ypsomed Holding AG (Registered)	39,315	17,734
	Burckhardt Compression Holding AG	30,148	17,642
	Clariant AG (Registered)	2,014,023	17,564
	Jungfraubahn Holding AG	51,245	16,600

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kardex Holding AG (Registered)	59,222	16,588
	Softwareone Holding AG (XSWX)	1,687,803	16,290
*	Aryzta AG	227,974	15,818
	Stadler Rail AG	540,180	15,531
	ALSO Holding AG (Registered)	60,304	14,393
	Liechtensteinische Landesbank AG	110,791	14,255
	Burkhalter Holding AG	73,540	14,008
	Daetwyler Holding AG Class BR	72,931	13,943
	Bossard Holding AG (Registered) Class A	57,091	13,775
	Landis & Gyr Group AG	250,913	13,441
	Implenia AG (Registered)	150,715	13,284
	Intershop Holding AG	49,543	10,578
*	Dottikon Es Holding AG	29,621	10,114
	Interroll Holding AG (Registered)	6,232	9,824
[2]	Medacta Group SA	58,136	9,784
*,2	Sensirion Holding AG	89,315	8,936
	OC Oerlikon Corp. AG Pfaffikon (Registered)	1,746,119	8,790
	Forbo Holding AG (Registered)	9,186	8,457
	SKAN Group AG	121,109	8,279
*	Basilea Pharmaceutica Ag Allschwil (Registered)	118,139	7,801
*,2	Montana Aerospace AG	289,669	7,614
*,2	PolyPeptide Group AG	126,442	7,354
[1,2]	SMG Swiss Marketplace Group AG	209,580	6,648
	Zehnder Group AG	85,356	6,586
	Cosmo NV	74,848	6,153
	Cie Financiere Tradition SA Class BR	16,523	6,153
*,1,2	Medartis Holding AG	42,929	4,397
	Bell Food Group AG (Registered)	16,989	3,761
	VP Bank AG Class A	31,499	3,499
	Autoneum Holding AG	22,713	3,037
	TX Group AG	18,500	2,852
	APG SGA SA	11,254	2,640
	Bystronic AG	14,184	2,500
[2]	Medmix AG	223,034	2,180
			21,887,628
United Kingdom (10.9%)
	HSBC Holdings plc	167,791,713	3,172,822
	AstraZeneca plc	14,666,227	2,738,246
	Shell plc (XLON)	54,890,973	2,132,788
	Rolls-Royce Holdings plc	82,049,792	1,572,865
	Unilever plc	20,619,684	1,238,574
	British American Tobacco plc	19,851,821	1,228,490
	GSK plc	39,008,059	1,024,074
	Rio Tinto plc	10,121,079	957,502
	BP plc	153,412,389	945,594
	Barclays plc	133,405,542	893,950
	Lloyds Banking Group plc	572,492,597	837,858
	National Grid plc	48,559,968	800,935
	BAE Systems plc	28,681,084	702,877
	NatWest Group plc	77,990,311	688,182
*	Glencore plc	99,118,130	675,829
	RELX plc	17,372,518	549,055
	Compass Group plc	16,624,116	537,114
	Anglo American plc	10,727,017	526,186
	London Stock Exchange Group plc	4,600,615	497,398
	Standard Chartered plc	17,487,361	472,903
	Diageo plc	21,778,923	438,629
	Reckitt Benckiser Group plc (XLON)	6,271,528	408,487
	Haleon plc	86,891,139	400,407
	SSE plc	11,843,654	382,106
	Tesco plc	61,160,061	372,838
	Prudential plc (XLON)	24,632,319	327,167
	3i Group plc	9,739,283	320,265
	Experian plc	8,790,529	296,272
	Sunbelt Rentals Holdings Inc.	4,005,138	292,168
	Imperial Brands plc	7,297,360	269,702
	Aviva plc	29,388,715	253,383
	InterContinental Hotels Group plc	1,379,875	237,176
	Vodafone Group plc	177,849,629	235,395

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Next plc	1,106,246	213,442
	Legal & General Group plc	54,137,167	205,254
	Coca-Cola Europacific Partners plc	1,951,720	195,557
	Halma plc	3,675,635	192,119
	Antofagasta plc	3,328,661	168,940
	Segro plc	13,180,655	152,904
	Informa plc	12,379,725	148,527
	BT Group plc	54,366,006	137,153
	Rentokil Initial plc	24,036,087	136,692
	International Consolidated Airlines Group SA Class DI	20,833,642	131,861
	United Utilities Group plc	7,275,832	126,250
	Coca-Cola HBC AG Class DI	1,910,534	124,540
	Diploma plc	1,305,360	123,386
	Smith & Nephew plc	8,341,668	120,555
	Admiral Group plc	2,460,371	116,200
	Intertek Group plc	1,499,436	115,424
	Bunzl plc	3,110,570	108,555
	Centrica plc	45,190,389	102,352
	Severn Trent plc	2,600,740	101,817
	Endeavour Mining plc	2,075,841	101,677
	Smiths Group plc	2,941,121	99,909
	Marks & Spencer Group plc	19,763,521	97,559
	Sage Group plc	8,923,850	96,815
	Beazley plc	5,642,736	96,295
	Pearson plc	5,916,638	94,023
	IMI plc	2,350,142	92,582
	Games Workshop Group plc	320,911	91,955
	M&G plc	19,460,400	86,820
*	Wise Group plc Class A	7,072,493	84,781
	Standard Life plc	7,334,478	81,079
	Weir Group plc	2,532,489	80,779
	J Sainsbury plc	18,729,712	79,482
	St. James's Place plc	4,818,375	77,472
	Hiscox Ltd.	3,152,366	77,242
	Melrose Industries plc (XLON)	12,221,520	77,065
	IG Group Holdings plc	3,137,397	75,665
	Associated British Foods plc	2,696,344	70,883
	DCC plc	834,418	69,061
	Fresnillo plc	1,805,183	65,740
	Spirax Group plc	715,038	64,871
	Land Securities Group plc	7,247,399	62,437
	Kingfisher plc	16,420,522	61,654
	Schroders plc	7,615,453	59,359
	ICG plc	2,609,953	58,497
	Howden Joinery Group plc	5,253,081	58,398
	Aberdeen Group Plc	17,668,564	55,840
	British Land Co. plc	10,011,770	54,854
[2]	Convatec Group plc	19,087,037	54,432
	Croda International plc	1,354,274	54,314
	Balfour Beatty plc	4,703,669	54,108
	LondonMetric Property plc	21,649,505	54,038
[2]	Autotrader Group plc	7,978,938	52,835
	Whitbread plc	1,637,623	51,848
[1]	Metlen Energy & Metals plc	1,090,208	51,401
	Tritax Big Box REIT plc	23,887,294	51,177
	Lion Finance Group plc	337,064	50,686
*	Burberry Group plc	3,531,173	49,886
	Barratt Redrow plc	13,038,344	48,625
	Investec plc	5,765,970	45,886
	Man Group plc	11,178,671	43,337
	Entain plc	5,844,765	43,311
	Rightmove plc	7,348,086	42,745
	Persimmon plc	3,059,076	42,651
	Plus500 Ltd.	668,434	42,451
	Johnson Matthey plc	1,638,044	41,135
*	Berkeley Group Holdings plc	850,592	39,453
[1]	Mondi plc	4,291,168	38,958
	ITV plc	35,552,030	37,979
	Cranswick plc	513,072	37,390
	Taylor Wimpey plc	34,220,478	36,620

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Zegona Communications plc	1,709,528	36,120
	RS Group plc	4,591,498	35,442
[2]	Quilter plc	12,979,559	33,103
	Drax Group plc	3,248,575	32,776
	WPP plc	10,522,584	32,639
	Computacenter plc	572,761	32,432
	TP ICAP Group plc	7,075,067	31,761
	Softcat plc	1,284,133	31,272
	Rotork plc	7,917,168	31,027
	Inchcape plc	3,013,807	30,822
	Primary Health Properties plc	23,718,705	30,110
	UNITE Group plc	4,415,856	29,757
	Hikma Pharmaceuticals plc	1,436,142	28,935
[1]	Pennon Group plc	4,603,131	28,434
	Derwent London plc	1,085,574	27,928
	Serco Group plc	9,579,795	27,835
	Hill & Smith plc	758,626	27,621
	Bellway plc	1,072,815	27,572
	Morgan Sindall Group plc	417,139	27,162
	easyJet plc	3,624,736	26,812
	Shaftesbury Capital plc	14,579,741	26,707
[2]	Airtel Africa plc	6,143,104	26,706
[2]	JTC plc	1,517,873	26,654
	Tate & Lyle plc	3,558,156	26,138
	B&M European Value Retail plc	9,916,359	25,671
	TBC Bank Group plc	436,523	25,647
[1]	Pan African Resources plc	20,211,037	25,612
	AJ Bell plc	3,143,299	25,529
	QinetiQ Group plc	4,423,362	24,797
	Hammerson plc	5,016,260	24,629
	Babcock International Group plc	1,915,917	24,215
	JD Sports Fashion plc	21,474,234	24,136
	Mitie Group plc	11,666,098	23,100
	OSB Group plc	3,338,419	22,979
	Keller Group plc	645,042	22,686
	Renishaw plc	332,838	22,627
*	Helios Towers plc	8,331,401	22,136
	Big Yellow Group plc	1,804,130	21,581
*,2	Watches of Switzerland Group plc	2,183,224	20,551
[1]	Greggs plc	966,019	20,517
	Harbour Energy plc	7,191,456	20,374
	Canal & SA (XLON)	6,247,624	20,296
	Lancashire Holdings Ltd.	2,368,933	20,278
	Oxford Instruments plc	499,733	20,197
	Currys plc	9,366,046	19,836
	Sirius Real Estate Ltd.	15,337,848	19,668
	Grafton Group plc GDR	1,639,337	19,586
	SSP Group plc	7,624,965	19,005
	Coats Group plc	18,330,354	18,952
	Hochschild Mining plc	3,073,297	18,879
[2]	Bridgepoint Group plc	5,300,542	18,451
	Genus plc	641,891	18,281
	Paragon Banking Group plc	1,758,282	17,892
	Chemring Group plc	2,624,690	17,836
	International Workplace Group plc	6,986,878	17,147
	Premier Foods plc	6,236,683	16,952
	Safestore Holdings plc	2,076,792	16,852
	Great Portland Estates plc	3,767,008	16,570
	Grainger plc	7,062,627	15,884
	Volution Group plc	1,906,280	15,480
	Senior plc	3,989,199	15,249
	Greencore Group plc (SGMX)	5,744,041	15,169
	Savills plc	1,336,520	15,144
	Travis Perkins plc	2,011,072	14,736
	Clarkson plc	266,160	14,703
	Bodycote plc	1,649,148	14,528
	Supermarket Income REIT plc	12,025,058	14,009
*	Ocado Group plc	5,703,170	13,557
	Firstgroup plc	5,301,482	13,224
	4imprint Group plc	268,532	13,134

Developed Markets Index Fund
		Shares	Market Value• ($000)
	IntegraFin Holdings plc	2,763,345	12,995
	Zigup plc	2,108,139	12,689
	Dunelm Group plc	1,190,364	12,427
	Rathbones Group plc	568,725	12,093
*,2	Trustpilot Group plc	3,354,758	11,552
	Elementis plc	5,619,154	11,461
	Ashmore Group plc	4,291,477	11,459
*	Frasers Group plc	1,156,362	11,041
	MONY Group plc	4,483,672	11,019
	Energean plc	1,201,375	10,895
	Breedon Group plc	2,756,188	10,809
	Vesuvius plc	1,815,416	10,790
*	Vistry Group plc	3,140,977	10,698
	Bytes Technology Group plc (XLON)	2,105,858	10,570
*	Molten Ventures plc	1,369,120	10,546
	Baltic Classifieds Group plc	4,145,622	10,342
	Pets at Home Group plc	4,366,658	10,283
*,2	Trainline plc	3,614,490	9,771
	Domino's Pizza Group plc	3,784,176	9,082
	Jupiter Fund Management plc	4,078,949	8,851
	Genuit Group plc	2,402,854	8,825
	AG Barr plc	1,026,078	8,606
	Moonpig Group plc	2,701,433	8,585
	Kainos Group plc	818,332	8,307
*	Playtech plc	1,951,935	8,249
*	Mitchells & Butlers plc	2,447,787	7,925
*	Close Brothers Group plc	1,426,432	7,662
	Morgan Advanced Materials plc	2,693,225	7,614
[2]	Spire Healthcare Group plc	2,582,994	7,364
*	IP Group plc	8,373,620	7,268
*,1	Oxford Nanopore Technologies plc	4,268,862	7,020
	Telecom Plus plc	711,345	6,987
*	Raspberry PI Holdings plc	618,289	6,770
	Ninety One plc	2,352,942	6,579
	Hays plc	15,754,077	6,512
	WH Smith plc	1,214,999	6,334
	Victrex plc	822,534	6,275
	Ithaca Energy plc	2,176,851	6,225
	RHI Magnesita NV	165,635	6,015
[2]	CMC Markets plc	967,819	5,872
	Workspace Group plc	1,276,418	5,864
	Goodwin plc	26,781	5,811
[1]	J D Wetherspoon plc	641,091	5,810
	Wickes Group plc	2,114,158	5,263
	Hilton Food Group plc	753,763	5,146
	Dr. Martens plc	5,431,499	4,985
[2]	Ibstock plc	3,785,132	4,610
	Marshalls plc	2,303,792	4,583
	Picton Property Income Ltd.	4,739,742	4,472
[1]	C&C Group plc	3,546,491	4,426
*,2	Shawbrook Group plc	1,009,320	4,358
	Pagegroup plc	3,038,963	4,291
	NCC Group plc	2,264,344	3,631
	Future plc	891,944	3,571
*	AO World plc	2,906,842	3,530
*,1	THG plc	7,155,491	2,857
	Rank Group plc	1,834,824	2,309
	Crest Nicholson Holdings plc	2,388,197	2,291
*,1,2	Aston Martin Lagonda Global Holdings plc	2,912,613	1,456
*,3	Greencore Group plc	1,598,963	45
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
			34,434,548
United States (0.0%)
*,1	Energy Fuels Inc.	2,397,153	34,819
Total Common Stocks (Cost $183,498,573)			313,270,087

Developed Markets Index Fund
		Shares	Market Value• ($000)
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	7,849,521	1,106,958
	Volkswagen AG Preference Shares	2,018,930	161,961
	Henkel AG & Co. KGaA Preference Shares	1,497,009	125,898
	Hyundai Motor Co. Preference Shares	336,420	47,457
	Bayerische Motoren Werke AG Preference Shares	518,615	34,147
	Hyundai Motor Co. Preference Shares (XKRX)	223,957	31,817
	FUCHS SE Preference Shares	634,883	27,748
	Danieli & C Officine Meccaniche SpA Preference Shares	347,071	18,325
	Grifols SA Preference Shares Class B (XMAD)	2,513,775	18,112
	Mirae Asset Securities Co. Ltd. Preference Shares (XKRX)	1,275,115	12,199
	Sixt SE Preference Shares	160,377	10,000
	LG Electronics Inc. Preference Shares	167,297	8,003
	Draegerwerk AG & Co. KGaA Preference Shares	84,837	7,998
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares (XKRX)	25,810	6,813
	KSB SE & Co. KGaA Preference Shares	6,827	6,709
	LG Chem Ltd. Preference Shares	74,321	6,635
	Doosan Co. Ltd. Preference Shares	18,550	6,150
	Korea Investment Holdings Co. Ltd. Preference Shares	54,172	5,304
	Hanwha Corp. Preference Shares	186,244	4,331
	Corem Property Group AB Preference Shares	109,789	2,617
	Daishin Securities Co. Ltd. Preference Shares	192,507	2,457
	Amorepacific Corp. Preference Shares (XKRX)	90,788	2,236
*	Samsung SDI Co. Ltd. Preference Shares	15,051	2,169
	LG H&H Co. Ltd. Preference Shares	20,431	1,255
	CJ CheilJedang Corp. Preference Shares	13,486	1,043
Total Preferred Stocks (Cost $908,242)			1,658,342
Rights (0.0%)
*	ACS Actividades de Construccion y Servicios SA Exp. 7/16/2026	1,747,957	3,669
*,1	Hanwha Solutions Corp. Exp. 7/23/2026	252,573	986
*,3	Centuria Capital Group Exp. 7/7/2026	414,461	—
Total Rights (Cost $3,725)			4,655
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/2030	196,679	194
*,3	Constellation Software Inc. Exp. 3/31/2040	152,472	—
Total Warrants (Cost $—)			194
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 3.682% (Cost $4,329,314)	43,300,595	4,329,627
Total Investments (100.9%) (Cost $188,739,854)			319,262,905
Other Assets and Liabilities—Net (-0.9%)			(2,944,611)
Net Assets (100%)			316,318,294
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,579,222.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $3,343,924, representing 1.1% of net assets.

3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,849,120 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2026	8,883	624,491	4,071
FTSE 100 Index	September 2026	1,233	172,408	444
S&P ASX 200 Index	September 2026	1,364	207,194	(1,536)
S&P TSX 60 Index	September 2026	622	180,313	(399)
Topix Index	September 2026	1,820	448,074	12,404
				14,984

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	AUD	392,040	USD	276,208	—	(5,156)
State Street Bank & Trust Co.	9/16/2026	CAD	355,372	USD	256,093	—	(4,654)
Royal Bank of Canada	9/16/2026	EUR	664,196	USD	767,323	—	(5,947)
Royal Bank of Canada	9/16/2026	GBP	93,500	USD	125,070	—	(1,047)
Royal Bank of Canada	9/16/2026	JPY	24,870,229	USD	156,481	—	(2,562)
JPMorgan Chase Bank, N.A.	9/16/2026	JPY	21,000,000	USD	130,771	—	(805)
Toronto-Dominion Bank	9/16/2026	JPY	9,549,023	USD	59,656	—	(558)
HSBC Bank plc	9/16/2026	JPY	2,387,256	USD	14,909	—	(135)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	85,297	AUD	121,852	1,050	—
Royal Bank of Canada	9/16/2026	USD	46,264	CAD	65,327	42	—
Toronto-Dominion Bank	9/16/2026	USD	23,301	CAD	32,909	17	—
State Street Bank & Trust Co.	9/16/2026	USD	353,681	CHF	278,446	6,106	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	29,539	DKK	190,400	313	—
State Street Bank & Trust Co.	9/16/2026	USD	127,644	EUR	112,041	—	(790)
Wells Fargo Bank N.A.	9/16/2026	USD	94,860	EUR	82,427	373	—
Toronto-Dominion Bank	9/16/2026	USD	24,511	EUR	21,302	93	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	13,407	EUR	11,658	44	—
State Street Bank & Trust Co.	9/16/2026	USD	2,724	EUR	2,367	10	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	31,867	GBP	24,087	—	(84)
HSBC Bank plc	9/16/2026	USD	23,894	GBP	18,065	—	(69)
The Bank of New York Mellon Corp.	9/16/2026	USD	16,010	GBP	12,104	—	(45)
State Street Bank & Trust Co.	9/16/2026	USD	7,882	GBP	5,962	—	(26)
Royal Bank of Canada	9/16/2026	USD	60,593	HKD	472,424	192	—
Royal Bank of Canada	9/16/2026	USD	15,960	KRW	24,543,050	76	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	16,571	NOK	157,024	725	—
State Street Bank & Trust Co.	9/16/2026	USD	78,939	SEK	743,155	1,964	—
Standard Chartered Bank	9/16/2026	USD	6,473	SGD	8,251	60	—
						11,065	(21,878)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

Developed Markets Index Fund
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $3,431 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $184,410,540)	314,933,278
Affiliated Issuers (Cost $4,329,314)	4,329,627
Total Investments in Securities	319,262,905
Investment in Vanguard	6,783
Cash	1,553
Cash Collateral Pledged—Futures Contracts	107,132
Cash Collateral Pledged—Forward Currency Contracts	13,420
Foreign Currency, at Value (Cost $118,545)	118,650
Receivables for Investment Securities Sold	48,980
Receivables for Accrued Income	734,724
Receivables for Capital Shares Issued	66,846
Variation Margin Receivable—Futures Contracts	7,770
Unrealized Appreciation—Forward Currency Contracts	11,065
Other Assets	1,113
Total Assets	320,380,941
Liabilities
Payables for Investment Securities Purchased	7,024
Collateral for Securities on Loan	3,849,120
Payables for Capital Shares Redeemed	167,983
Payables to Vanguard	16,642
Unrealized Depreciation—Forward Currency Contracts	21,878
Total Liabilities	4,062,647
Net Assets	316,318,294
1 Includes $3,579,222 of securities on loan.

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	195,947,003
Total Distributable Earnings (Loss)	120,371,291
Net Assets	316,318,294

Investor Shares—Net Assets
Applicable to 1,996,809 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,438
Net Asset Value Per Share—Investor Shares	$17.75

ETF Shares—Net Assets
Applicable to 3,239,924,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	230,949,358
Net Asset Value Per Share—ETF Shares	$71.28

Admiral™ Shares—Net Assets
Applicable to 1,718,654,419 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,386,184
Net Asset Value Per Share—Admiral Shares	$22.92

Institutional Shares—Net Assets
Applicable to 804,788,156 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,468,886
Net Asset Value Per Share—Institutional Shares	$22.95

Institutional Plus Shares—Net Assets
Applicable to 766,081,754 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,478,428
Net Asset Value Per Share—Institutional Plus Shares	$35.87

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	4,779,421
Interest[2]	13,497
Securities Lending—Net	41,989
Total Income	4,834,907
Expenses
The Vanguard Group—Note C
Investment Advisory Services	11,258
Management and Administrative—Investor Shares	24
Management and Administrative—ETF Shares	15,455
Management and Administrative—Admiral Shares	6,481
Management and Administrative—Institutional Shares	1,506
Management and Administrative—Institutional Plus Shares	870
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	3,016
Marketing and Distribution—Admiral Shares	956
Marketing and Distribution—Institutional Shares	272
Marketing and Distribution—Institutional Plus Shares	404
Custodian Fees	3,833
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,941
Shareholders’ Reports—Admiral Shares	142
Shareholders’ Reports—Institutional Shares	22
Shareholders’ Reports—Institutional Plus Shares	113
Trustees’ Fees and Expenses	73
Professional Services	3,865
Other Expenses	314
Total Expenses	50,546
Net Investment Income	4,784,361
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	206,149
Futures Contracts	260,408
Forward Currency Contracts	(3,946)
Foreign Currencies	(13,387)
Realized Net Gain (Loss)	449,224
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	35,738,731
Futures Contracts	1,240
Forward Currency Contracts	(10,224)
Foreign Currencies	(25,705)
Change in Unrealized Appreciation (Depreciation)	35,704,042
Net Increase (Decrease) in Net Assets Resulting from Operations	40,937,627

1	Dividends are net of foreign withholding taxes of $465,415.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,943, ($56), and ($275), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $760,746 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,784,361	6,499,519
Realized Net Gain (Loss)	449,224	(269,976)
Change in Unrealized Appreciation (Depreciation)	35,704,042	61,984,135
Net Increase (Decrease) in Net Assets Resulting from Operations	40,937,627	68,213,678
Distributions
Investor Shares	(223)	(909)
ETF Shares	(1,563,281)	(5,939,527)
Admiral Shares	(265,145)	(1,117,980)
Institutional Shares	(126,154)	(546,741)
Institutional Plus Shares	(189,566)	(739,479)
Total Distributions	(2,144,369)	(8,344,636)
Capital Share Transactions
Investor Shares	(617)	4,730
ETF Shares	9,574,471	17,781,247
Admiral Shares	(665,380)	(440,344)
Institutional Shares	(705,159)	(534,568)
Institutional Plus Shares	208,341	1,053,473
Net Increase (Decrease) from Capital Share Transactions	8,411,656	17,864,538
Total Increase (Decrease)	47,204,914	77,733,580
Net Assets
Beginning of Period	269,113,380	191,379,800
End of Period	316,318,294	269,113,380

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.54	$11.90	$11.93	$10.47	$12.73	$11.79
Investment Operations
Net Investment Income[1]	.259	.376	.335	.328	.333	.331
Net Realized and Unrealized Gain (Loss) on Investments	2.061	3.747	.021	1.496	(2.302)	.996
Total from Investment Operations	2.320	4.123	.356	1.824	(1.969)	1.327
Distributions
Dividends from Net Investment Income	(.110)	(.483)	(.386)	(.364)	(.291)	(.387)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.110)	(.483)	(.386)	(.364)	(.291)	(.387)
Net Asset Value, End of Period	$17.75	$15.54	$11.90	$11.93	$10.47	$12.73
Total Return[2]	14.94%	34.96%	2.96%	17.61%	-15.39%	11.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35	$32	$20	$22	$22	$37
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%[3]	0.17%[3]	0.16%[3]	0.16%
Ratio of Net Investment Income to Average Net Assets	3.08%	2.69%	2.71%	2.92%	3.06%	2.61%
Portfolio Turnover Rate[4]	2%	4%	3%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.17%, and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights

FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$62.42	$47.79	$47.91	$42.04	$51.14	$47.36
Investment Operations
Net Investment Income[1]	1.092	1.584	1.393	1.361	1.403	1.370
Net Realized and Unrealized Gain (Loss) on Investments	8.254	15.055	.091	6.020	(9.281)	4.024
Total from Investment Operations	9.346	16.639	1.484	7.381	(7.878)	5.394
Distributions
Dividends from Net Investment Income	(.486)	(2.009)	(1.604)	(1.511)	(1.222)	(1.614)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.486)	(2.009)	(1.604)	(1.511)	(1.222)	(1.614)
Net Asset Value, End of Period	$71.28	$62.42	$47.79	$47.91	$42.04	$51.14
Total Return	14.99%	35.15%	3.07%	17.77%	-15.35%	11.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$230,949	$193,344	$133,323	$122,714	$100,471	$110,103
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.05%[2]	0.06%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	3.23%	2.83%	2.80%	3.01%	3.22%	2.69%
Portfolio Turnover Rate[3]	2%	4%	3%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%, 0.06%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.07	$15.36	$15.40	$13.52	$16.44	$15.23
Investment Operations
Net Investment Income[1]	.346	.509	.446	.435	.448	.438
Net Realized and Unrealized Gain (Loss) on Investments	2.658	4.843	.027	1.928	(2.978)	1.287
Total from Investment Operations	3.004	5.352	.473	2.363	(2.530)	1.725
Distributions
Dividends from Net Investment Income	(.154)	(.642)	(.513)	(.483)	(.390)	(.515)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.154)	(.642)	(.513)	(.483)	(.390)	(.515)
Net Asset Value, End of Period	$22.92	$20.07	$15.36	$15.40	$13.52	$16.44
Total Return[2]	14.99%	35.17%	3.04%	17.67%	-15.32%	11.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,386	$35,096	$27,248	$26,441	$22,214	$24,782
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%[3]	0.08%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.83%	2.79%	2.99%	3.21%	2.68%
Portfolio Turnover Rate[4]	2%	4%	3%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.07%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.09	$15.38	$15.43	$13.53	$16.46	$15.25
Investment Operations
Net Investment Income[1]	.348	.513	.452	.442	.452	.442
Net Realized and Unrealized Gain (Loss) on Investments	2.668	4.844	.015	1.944	(2.989)	1.287
Total from Investment Operations	3.016	5.357	.467	2.386	(2.537)	1.729
Distributions
Dividends from Net Investment Income	(.156)	(.647)	(.517)	(.486)	(.393)	(.519)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.156)	(.647)	(.517)	(.486)	(.393)	(.519)
Net Asset Value, End of Period	$22.95	$20.09	$15.38	$15.43	$13.53	$16.46
Total Return	15.03%	35.16%	3.00%	17.84%	-15.34%	11.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,469	$16,826	$13,336	$14,194	$12,983	$15,219
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.05%[2]	0.06%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	3.20%	2.85%	2.82%	3.04%	3.23%	2.70%
Portfolio Turnover Rate[3]	2%	4%	3%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%, 0.06%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$31.41	$24.05	$24.11	$21.15	$25.73	$23.83
Investment Operations
Net Investment Income[1]	.549	.799	.705	.687	.717	.693
Net Realized and Unrealized Gain (Loss) on Investments	4.157	7.575	.045	3.036	(4.680)	2.022
Total from Investment Operations	4.706	8.374	.750	3.723	(3.963)	2.715
Distributions
Dividends from Net Investment Income	(.246)	(1.014)	(.810)	(.763)	(.617)	(.815)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.246)	(1.014)	(.810)	(.763)	(.617)	(.815)
Net Asset Value, End of Period	$35.87	$31.41	$24.05	$24.11	$21.15	$25.73
Total Return	15.00%	35.15%	3.09%	17.80%	-15.33%	11.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,478	$23,816	$17,453	$16,674	$13,339	$16,866
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.04%[2]	0.05%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	3.23%	2.84%	2.82%	3.02%	3.26%	2.71%
Portfolio Turnover Rate[3]	2%	4%	3%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%, 0.05%, and 0.04%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Developed Markets Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $6,783,000, representing less than 0.01% of the fund’s net assets and 2.71% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Developed Markets Index Fund
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	33,257,188	—	—	33,257,188
Common Stocks—Other	60,172	279,938,442	14,285	280,012,899
Preferred Stocks	—	1,658,342	—	1,658,342
Rights	3,669	986	—	4,655
Warrants	—	—	194	194
Temporary Cash Investments	4,329,627	—	—	4,329,627
Total	37,650,656	281,597,770	14,479	319,262,905

Derivative Financial Instruments
Assets
Futures Contracts[1]	16,919	—	—	16,919
Forward Currency Contracts	—	11,065	—	11,065
Total	16,919	11,065	—	27,984
Liabilities
Futures Contracts[1]	(1,935)	—	—	(1,935)
Forward Currency Contracts	—	(21,878)	—	(21,878)
Total	(1,935)	(21,878)	—	(23,813)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
At June 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	16,919	—	16,919
Unrealized Appreciation—Forward Currency Contracts	—	11,065	11,065
Total Assets	16,919	11,065	27,984

Unrealized Depreciation—Futures Contracts[1]	(1,935)	—	(1,935)
Unrealized Depreciation—Forward Currency Contracts	—	(21,878)	(21,878)
Total Liabilities	(1,935)	(21,878)	(23,813)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	260,408	—	260,408
Forward Currency Contracts	—	(3,946)	(3,946)
Realized Net Gain (Loss) on Derivatives	260,408	(3,946)	256,462

Developed Markets Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,240	—	1,240
Forward Currency Contracts	—	(10,224)	(10,224)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,240	(10,224)	(8,984)
F.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	192,740,080
Gross Unrealized Appreciation	139,102,787
Gross Unrealized Depreciation	(12,575,791)
Net Unrealized Appreciation (Depreciation)	126,526,996
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $9,015,028,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.
During the six months ended June 30, 2026, the fund purchased $10,114,767,000 of investment securities and sold $5,406,271,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $7,875,421,000 and $1,133,754,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $1,504,000 and sales were $73,000, resulting in net realized loss of $6,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.
Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,277	259	8,208	591
Issued in Lieu of Cash Distributions	223	13	909	62
Redeemed	(5,117)	(306)	(4,387)	(318)
Net Increase (Decrease)—Investor Shares	(617)	(34)	4,730	335
ETF Shares
Issued	10,417,131	154,810	17,781,247	307,706
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(842,660)	(12,500)	—	—
Net Increase (Decrease)—ETF Shares	9,574,471	142,310	17,781,247	307,706
Admiral Shares
Issued	3,580,492	165,202	6,173,945	348,122
Issued in Lieu of Cash Distributions	229,009	10,222	914,228	48,573
Redeemed	(4,474,881)	(205,754)	(7,528,517)	(421,245)
Net Increase (Decrease)—Admiral Shares	(665,380)	(30,330)	(440,344)	(24,550)
Institutional Shares
Issued	1,767,175	80,652	3,329,618	186,853
Issued in Lieu of Cash Distributions	114,462	5,103	493,420	26,201
Redeemed	(2,586,796)	(118,324)	(4,357,606)	(242,510)
Net Increase (Decrease)—Institutional Shares	(705,159)	(32,569)	(534,568)	(29,456)

Developed Markets Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Plus Shares
Issued	2,708,359	79,629	3,682,942	128,524
Issued in Lieu of Cash Distributions	176,960	5,049	677,332	22,961
Redeemed	(2,676,978)	(76,872)	(3,306,801)	(119,010)
Net Increase (Decrease)—Institutional Plus Shares	208,341	7,806	1,053,473	32,475
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1272 082026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Vanguard Developed Markets Index Fund

A majority of independent trustees of the board of Vanguard Developed Markets Index Fund (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.